WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 38.9%
FHLMC - 9.6%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/49	$5,300,000	$5,455,998	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	4/1/49	34,400,000	35,905,295	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	4/1/49	9,500,000	10,061,094	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/19-8/1/47	68,544,461	72,016,215
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	7/1/20-1/1/49	88,433,026	93,801,987
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	754,283	856,173
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/25-11/1/48	240,836,525	249,117,423
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	440,402	502,477
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-4/1/49	324,133,817	329,620,407
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	2,292,829	2,463,662
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	10/1/36-11/1/39	453,038	499,451
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-4/1/49	198,093,439	197,485,647

Total FHLMC				997,785,829

FNMA - 15.9%
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-6/1/57	422,040,250	436,899,276
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-11/1/48	95,161,397	100,793,059
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	5,499,692	6,046,555
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	710,000	714,827
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	45,698	46,559
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	2,173,693	2,444,788
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	2,804,527	2,782,028

See Notes to Schedule of Investments.

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WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	$5,240,000	$5,306,983
Federal National Mortgage Association (FNMA)	3.150%	3/1/28	1,840,000	1,873,156
Federal National Mortgage Association (FNMA)	3.740%	11/1/28	6,910,000	7,233,025
Federal National Mortgage Association (FNMA)	3.770%	1/1/29	4,740,000	5,051,332
Federal National Mortgage Association (FNMA)	3.800%	1/1/29	3,000,000	3,204,546
Federal National Mortgage Association (FNMA)	3.660%	2/1/29	900,000	951,159
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-9/1/57	61,977,507	65,322,116
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	1,138,390	1,301,596
Federal National Mortgage Association (FNMA)	3.000%	4/1/34-5/1/49	26,055,000	25,918,020	(a)
Federal National Mortgage Association (FNMA)	3.500%	4/1/34-4/1/49	352,600,000	358,570,198	(a)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	3,062,745	3,350,220
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-11/1/48	298,291,426	297,450,781
Federal National Mortgage Association (FNMA)	3.500%	12/1/37- 3/1/57	291,343,059	296,017,883
Federal National Mortgage Association (FNMA)	4.500%	4/1/49	15,800,000	16,464,402	(a)
Federal National Mortgage Association (FNMA)	5.000%	4/1/49	13,600,000	14,380,091	(a)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.944%)	4.281%	11/1/35	500,195	518,313	(b)

Total FNMA				1,652,640,913

GNMA - 13.4%
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	36,085	39,428
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	4,877,170	5,442,796

See Notes to Schedule of Investments.

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WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	$36,633	$37,587
Government National Mortgage Association (GNMA)	6.000%	11/15/28-6/15/35	2,393,378	2,630,179
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	233,091	256,519
Government National Mortgage Association (GNMA)	5.000%	1/15/40	56,480	60,224
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	19,034,258	19,181,545
Government National Mortgage Association (GNMA)	3.500%	6/15/48	4,564,350	4,683,938
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	3,157,480	3,494,395
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	668,802	773,047
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-1/20/49	199,000,002	207,062,719
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-1/20/49	131,433,929	138,016,741
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-4/20/48	177,471,265	181,518,173
Government National Mortgage Association (GNMA) II	3.000%	1/20/47-4/20/48	211,038,666	212,159,565
Government National Mortgage Association (GNMA) II	4.000%	8/20/47-7/20/48	58,706,969	60,665,428
Government National Mortgage Association (GNMA) II	3.000%	4/20/49	33,600,000	33,747,000	(a)
Government National Mortgage Association (GNMA) II	3.500%	4/20/49	229,900,000	234,888,648	(a)
Government National Mortgage Association (GNMA) II	4.000%	4/20/49	195,600,000	201,968,462	(a)
Government National Mortgage Association (GNMA) II	4.500%	4/20/49	77,840,000	80,857,820	(a)

Total GNMA				1,387,484,214

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $4,010,368,122)				4,037,910,956

CORPORATE BONDS & NOTES - 30.1%
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.7%
AT&T Inc., Senior Notes	4.450%	5/15/21	740,000	763,798
AT&T Inc., Senior Notes	4.350%	6/15/45	8,280,000	7,610,488

See Notes to Schedule of Investments.

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WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - (continued)
AT&T Inc., Senior Notes	4.500%	3/9/48	$9,988,000	$9,387,822
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	4,045,000	4,106,672
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	3,150,000	3,198,612
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	480,000	484,055
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	1,020,000	1,043,763
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	2,850,000	2,919,839
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	3,831,000	3,879,710
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	2,665,000	2,543,986
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	2,360,000	2,473,687
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	10,761,000	11,390,338
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,930,000	1,978,008
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	7,580,000	8,023,096
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,342,000	2,638,069
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	6,394,000	6,023,005
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	10,000	9,705
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	2,830,000	3,019,627
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	738,361
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	2,530,000	2,600,478

Total Diversified Telecommunication Services				74,833,119

Entertainment - 0.1%
Viacom Inc., Senior Notes	4.250%	9/1/23	720,000	748,902
Viacom Inc., Senior Notes	3.875%	4/1/24	360,000	366,768

See Notes to Schedule of Investments.

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WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Entertainment - (continued)
Walt Disney Co., Senior Notes	6.200%	12/15/34	$40,000	$52,408	(c)
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,200,000	3,037,853	(c)

Total Entertainment				4,205,931

Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	4,200,000	4,231,288
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,081,000	2,197,723
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	1,050,000	1,013,089
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	9,550,000	9,485,241
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	24,920,000	26,281,429
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	380,000	424,275
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	3,570,000	3,594,401
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,762,000	3,100,518
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,510,000	1,506,931

See Notes to Schedule of Investments.

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WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	$2,074,000	$2,169,714
Comcast Corp., Senior Notes	3.950%	10/15/25	7,040,000	7,369,200
Comcast Corp., Senior Notes	3.150%	3/1/26	1,680,000	1,673,088
Comcast Corp., Senior Notes	4.150%	10/15/28	21,530,000	22,681,244
Comcast Corp., Senior Notes	4.250%	10/15/30	6,440,000	6,847,896
Comcast Corp., Senior Notes	7.050%	3/15/33	3,880,000	5,157,810
Comcast Corp., Senior Notes	5.650%	6/15/35	2,980,000	3,506,655
Comcast Corp., Senior Notes	3.200%	7/15/36	820,000	746,807
Comcast Corp., Senior Notes	3.900%	3/1/38	5,090,000	5,009,043
Comcast Corp., Senior Notes	4.700%	10/15/48	1,320,000	1,433,124
Fox Corp., Senior Notes	4.030%	1/25/24	3,240,000	3,360,734	(c)
Fox Corp., Senior Notes	4.709%	1/25/29	5,840,000	6,267,181	(c)
Fox Corp., Senior Notes	5.476%	1/25/39	5,020,000	5,560,351	(c)
Fox Corp., Senior Notes	5.576%	1/25/49	1,680,000	1,893,547	(c)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	3,030,000	3,029,218	(c)
NBCUniversal Media LLC, Senior Notes	5.950%	4/1/41	1,210,000	1,489,990
Time Warner Cable LLC, Senior Secured Notes	8.250%	4/1/19	2,330,000	2,330,000
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	2,720,000	2,763,362
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,330,000	1,471,298
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	450,000	524,935
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	910,000	1,016,648
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,648,000	5,798,825
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	20,000	19,703
Warner Media LLC, Senior Notes	3.800%	2/15/27	3,860,000	3,847,929
Warner Media LLC, Senior Notes	6.100%	7/15/40	10,000	11,559

Total Media				147,814,756

See Notes to Schedule of Investments.

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WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	$2,470,000	$2,519,446
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	5,062,000	5,103,876
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	1,688,000	1,683,727	(c)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	15,812,500	15,847,288	(c)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,570,000	1,591,588	(c)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	13,010,000	13,236,072
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	5,340,000	5,302,180

Total Wireless Telecommunication Services				45,284,177

TOTAL COMMUNICATION SERVICES				272,137,983

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.2%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	1,060,000	1,035,773	(c)
Daimler Finance North America LLC, Senior Notes	2.450%	5/18/20	980,000	975,085	(c)
Daimler Finance North America LLC, Senior Notes	2.700%	8/3/20	2,285,000	2,277,241	(c)
Ford Motor Co., Senior Notes	4.750%	1/15/43	1,670,000	1,311,730
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,057,355
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	3,720,000	3,668,034
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	5,230,000	5,417,250
General Motors Co., Senior Notes	5.150%	4/1/38	890,000	814,619
General Motors Co., Senior Notes	6.250%	10/2/43	4,764,000	4,747,531
General Motors Co., Senior Notes	5.950%	4/1/49	800,000	776,792
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	1,225,000	1,212,295
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,290,000	1,290,664
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	1,060,000	1,031,222

Total Automobiles				25,615,591

See Notes to Schedule of Investments.

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WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	$3,230,000	$3,337,429
McDonald’s Corp., Senior Notes	3.500%	3/1/27	1,110,000	1,125,841
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,690,000	1,745,739
McDonald’s Corp., Senior Notes	4.875%	12/9/45	6,555,000	7,100,609
Sands China Ltd., Senior Notes	4.600%	8/8/23	6,150,000	6,351,650
Sands China Ltd., Senior Notes	5.125%	8/8/25	8,440,000	8,808,732

Total Hotels, Restaurants & Leisure				28,470,000

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.850%	4/1/23	2,850,000	2,819,829
Newell Brands Inc., Senior Notes	4.200%	4/1/26	3,310,000	3,162,253

Total Household Durables				5,982,082

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,880,000	6,932,775
Amazon.com Inc., Senior Notes	3.875%	8/22/37	3,020,000	3,143,426
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,390,000	4,048,244
Amazon.com Inc., Senior Notes	4.050%	8/22/47	2,630,000	2,788,897
QVC Inc., Senior Secured Notes	5.950%	3/15/43	100,000	92,739

Total Internet & Direct Marketing Retail				17,006,081

Specialty Retail - 0.0%
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	2,430,000	2,308,348

TOTAL CONSUMER DISCRETIONARY				79,382,102

CONSUMER STAPLES - 2.4%
Beverages - 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	14,780,000	14,837,426	(c)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	11,860,000	11,930,449	(c)
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	1,368,000	1,364,317
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	4,490,000	4,556,796
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	3,540,000	3,508,704
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	2,470,000	2,514,572
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	4,750,000	4,952,574

See Notes to Schedule of Investments.

8

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	$1,630,000	$1,658,992
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	22,200,000	23,672,807
Diageo Capital PLC, Senior Notes	4.828%	7/15/20	860,000	883,915
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	2,750,000	2,766,869
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	410,000	415,452
PepsiCo Inc., Senior Notes	4.000%	3/5/42	480,000	500,772
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	6,240,000	6,484,620	(c)

Total Beverages				80,048,265

Food & Staples Retailing - 0.2%
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	5,669,564	6,187,567
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	472,301	538,599
Kroger Co. (The), Senior Notes	5.150%	8/1/43	180,000	178,594
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	3,240,000	3,173,923
Walmart Inc., Senior Notes	3.700%	6/26/28	10,310,000	10,869,238

Total Food & Staples Retailing				20,947,921

Food Products - 0.4%
Danone SA, Senior Notes	2.077%	11/2/21	4,710,000	4,620,084	(c)
Danone SA, Senior Notes	2.589%	11/2/23	7,250,000	7,098,861	(c)
Danone SA, Senior Notes	2.947%	11/2/26	4,820,000	4,624,699	(c)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	1,030,000	1,053,827	(c)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	1,818,000	1,855,476
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	60,000	60,682
Kraft Heinz Foods Co., Senior Notes	3.500%	7/15/22	1,510,000	1,525,007
Kraft Heinz Foods Co., Senior Notes	4.000%	6/15/23	260,000	267,238
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	2,200,000	2,219,047
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	3,124,000	2,914,851
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,180,000	1,164,696
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	130,000	123,185
Mars Inc., Senior Notes	2.700%	4/1/25	3,650,000	3,637,426	(c)
Mars Inc., Senior Notes	3.200%	4/1/30	10,930,000	10,941,061	(c)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	1,830,000	1,827,678	(c)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	670,000	676,887	(c)

Total Food Products				44,610,705

See Notes to Schedule of Investments.

9

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - 1.0%
Altria Group Inc., Senior Notes	9.250%	8/6/19	$2,730,000	$2,790,903
Altria Group Inc., Senior Notes	4.750%	5/5/21	3,240,000	3,367,693
Altria Group Inc., Senior Notes	3.490%	2/14/22	2,440,000	2,479,404
Altria Group Inc., Senior Notes	2.850%	8/9/22	1,850,000	1,846,465
Altria Group Inc., Senior Notes	3.800%	2/14/24	3,620,000	3,686,474
Altria Group Inc., Senior Notes	4.400%	2/14/26	16,230,000	16,697,227
Altria Group Inc., Senior Notes	4.800%	2/14/29	10,800,000	11,144,035
Altria Group Inc., Senior Notes	5.800%	2/14/39	6,270,000	6,643,034
Altria Group Inc., Senior Notes	5.375%	1/31/44	1,821,000	1,820,054
Altria Group Inc., Senior Notes	5.950%	2/14/49	3,800,000	4,084,040
Altria Group Inc., Senior Notes	6.200%	2/14/59	2,000,000	2,156,450
BAT Capital Corp., Senior Notes	3.557%	8/15/27	19,820,000	18,784,848
BAT Capital Corp., Senior Notes	4.540%	8/15/47	6,440,000	5,652,035
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	4,830,000	4,807,678
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,750,000	1,760,103
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,600,000	2,578,030
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	8,440,000	8,370,273
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,570,000	1,550,922
Reynolds American Inc., Senior Notes	8.125%	6/23/19	5,000,000	5,056,768
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,012,000	1,013,638
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,240,000	1,295,861
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,810,000	1,860,821

Total Tobacco				109,446,756

TOTAL CONSUMER STAPLES				255,053,647

ENERGY - 4.9%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	3,490,000	3,570,173
Halliburton Co., Senior Notes	5.000%	11/15/45	1,200,000	1,277,824

Total Energy Equipment & Services				4,847,997

See Notes to Schedule of Investments.

10

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	$700,000	$763,039
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	2,620,000	2,945,544
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	20,420,000	19,248,030
Apache Corp., Senior Notes	3.250%	4/15/22	1,038,000	1,039,258
Apache Corp., Senior Notes	6.000%	1/15/37	289,000	315,989
Apache Corp., Senior Notes	5.100%	9/1/40	6,770,000	6,668,551
Apache Corp., Senior Notes	5.250%	2/1/42	7,680,000	7,753,837
Apache Corp., Senior Notes	4.750%	4/15/43	10,970,000	10,334,607
Apache Corp., Senior Notes	4.250%	1/15/44	20,260,000	17,985,881
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	9,830,000	9,817,010
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	7,270,000	7,360,101
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	7,450,000	7,590,683
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	160,000	163,420
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	2,140,000	2,173,879
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	1,000,000	1,030,213
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	1,250,000	1,276,011
Chevron Corp., Senior Notes	2.954%	5/16/26	2,770,000	2,792,656
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	2,090,000	2,172,210
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	3,985,000	3,976,410
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	10,030,000	10,156,398
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	8,060,000	8,634,460
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	7,140,000	7,473,003
Concho Resources Inc., Senior Notes	4.375%	1/15/25	1,754,000	1,803,682
Concho Resources Inc., Senior Notes	3.750%	10/1/27	150,000	148,921
Concho Resources Inc., Senior Notes	4.300%	8/15/28	6,000,000	6,194,808
Conoco Funding Co., Senior Notes	7.250%	10/15/31	350,000	475,982

See Notes to Schedule of Investments.

11

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	$640,000	$829,029
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,190,000	2,269,014
Continental Resources Inc., Senior Notes	3.800%	6/1/24	3,235,000	3,259,781
Continental Resources Inc., Senior Notes	4.375%	1/15/28	2,400,000	2,468,451
Devon Energy Corp., Senior Notes	3.250%	5/15/22	420,000	424,178
Devon Energy Corp., Senior Notes	5.850%	12/15/25	8,630,000	9,800,439
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,390,000	2,637,898
Devon Energy Corp., Senior Notes	4.750%	5/15/42	220,000	221,277
Devon Energy Corp., Senior Notes	5.000%	6/15/45	6,130,000	6,429,318
Ecopetrol SA, Senior Notes	5.875%	5/28/45	33,970,000	35,328,800
El Paso Natural Gas Co., LLC, Senior Notes	8.375%	6/15/32	3,010,000	3,963,603
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	8,560,000	8,929,996
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	1,080,000	1,133,776
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	2,770,000	2,973,000
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	540,000	605,708
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	6,450,000	6,784,172
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	570,000	671,643
EOG Resources Inc., Senior Notes	4.150%	1/15/26	1,880,000	1,992,019
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	3,290,000	3,341,064
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	4,090,000	4,434,183
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	10,810,000	11,360,218	(c)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	8,780,000	9,168,252	(c)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	3,130,000	3,430,724	(c)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	690,000	793,441
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	9,250,000	11,736,427

See Notes to Schedule of Investments.

12

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	$2,760,000	$2,786,171
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	390,000	395,256
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,001,000	2,089,096
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	4,080,000	4,218,432
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	460,000	498,959
MPLX LP, Senior Notes	4.000%	3/15/28	9,008,000	8,960,667
MPLX LP, Senior Notes	4.800%	2/15/29	1,880,000	1,980,800
MPLX LP, Senior Notes	4.500%	4/15/38	4,810,000	4,575,942
MPLX LP, Senior Notes	4.700%	4/15/48	8,450,000	8,085,511
MPLX LP, Senior Notes	5.500%	2/15/49	3,600,000	3,845,437
Noble Energy Inc., Senior Notes	4.150%	12/15/21	4,560,000	4,671,737
Noble Energy Inc., Senior Notes	3.850%	1/15/28	3,860,000	3,805,947
Noble Energy Inc., Senior Notes	5.250%	11/15/43	3,550,000	3,625,524
Noble Energy Inc., Senior Notes	4.950%	8/15/47	9,790,000	9,684,181
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,220,000	1,237,533
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,520,000	2,508,884
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,650,000	6,187,270
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,850,000	1,962,900
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,740,000	3,833,580
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	1,810,000	1,893,028
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	7,720,000	8,402,656	(c)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,440,000	3,476,120
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,330,000	2,510,575
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	27,880,000	28,681,550	(c)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	4,343,000	4,114,993
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	6,500,000	5,330,000
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	4,333,000	3,843,588
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,510,000	11,199,790
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	5,000,000	4,602,500

See Notes to Schedule of Investments.

13

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	$2,780,000	$2,792,710	(c)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	4,460,000	4,602,250	(c)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	2,740,000	2,788,009
Shell International Finance BV, Senior Notes	1.875%	5/10/21	1,040,000	1,026,868
Shell International Finance BV, Senior Notes	2.875%	5/10/26	7,430,000	7,406,359
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,620,000	1,809,995
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,560,000	4,988,112
Shell International Finance BV, Senior Notes	4.000%	5/10/46	9,590,000	9,985,957
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	6,200,000	6,514,061	(c)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	4,450,000	6,062,977
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	18,989,000	23,759,811
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	1,940,000	1,981,732
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	370,000	409,071
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,373,000	2,982,914
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	26,000	33,132
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,103,000	1,535,857

Total Oil, Gas & Consumable Fuels				502,969,436

TOTAL ENERGY				507,817,433

FINANCIALS - 10.6%
Banks - 8.1%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	2,260,000	2,252,800	(c)
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,510,000	1,571,072	(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	7,200,000	7,265,483
Banco Santander SA, Senior Notes	3.800%	2/23/28	1,400,000	1,358,759
Banco Santander SA, Senior Notes	4.379%	4/12/28	5,400,000	5,465,344
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.917%	4/12/23	2,400,000	2,371,945	(b)
Bank of America Corp., Senior Notes	3.300%	1/11/23	5,130,000	5,198,066

See Notes to Schedule of Investments.

14

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes	4.100%	7/24/23	$5,570,000	$5,827,018
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,500,000	3,652,841
Bank of America Corp., Senior Notes	3.500%	4/19/26	5,100,000	5,148,201
Bank of America Corp., Senior Notes	5.000%	1/21/44	10,290,000	11,579,727
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	2,502,000	2,493,211	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	11,620,000	11,372,780	(b)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	8,690,000	8,829,001	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	8,610,000	8,592,104	(b)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	16,840,000	16,476,977	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,580,000	8,752,515	(b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	5,270,000	5,436,457	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	6,040,000	6,254,847
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	3,210,000	3,275,524
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,220,000	1,272,603
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	18,000,000	18,509,430
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	3,010,000	3,576,119
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,470,000	1,422,864	(b)
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	2,200,000	2,182,916	(c)

See Notes to Schedule of Investments.

15

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	$3,580,000	$4,053,889	(c)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	5,470,000	5,659,463	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,750,000	2,696,023	(c)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	8,820,000	9,082,990	(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	18,580,000	19,280,786	(b)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	8,790,000	9,497,496	(b)(c)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	7,620,000	7,495,470	(b)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	5,071,000	5,294,770	(c)
Citigroup Inc., Senior Notes	3.300%	4/27/25	13,460,000	13,440,110
Citigroup Inc., Senior Notes	8.125%	7/15/39	600,000	903,021
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,858,000	8,369,047
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,870,000	2,007,583
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	20,160,000	19,825,126	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	17,920,000	18,255,050	(b)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	2,065,000	2,094,924
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	5,080,000	5,264,091
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	3,040,000	3,335,029
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,500,000	1,525,920
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	29,230,000	30,059,454
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	460,000	566,523
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	675,000	799,172
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	805,762
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,589,000	1,753,331
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	800,000	830,181
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	160,000	161,958	(c)

See Notes to Schedule of Investments.

16

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	$2,070,000	$2,079,361	(c)
Compass Bank, Subordinated Notes	3.875%	4/10/25	1,750,000	1,734,313
Cooperatieve Rabobank UA, Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	4,838,000	4,946,855	(b)(c)(d)
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	1,480,000	1,475,155
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	1,500,000	1,524,161	(c)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	3,930,000	4,107,533
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	14,740,000	14,947,185
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	10,080,000	10,400,056
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	5,000,000	4,926,363
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	7,210,000	7,426,300	(b)(c)(d)
Credit Agricole SA, Senior Notes	2.500%	4/15/19	3,300,000	3,299,688	(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	4,680,000	4,519,899	(b)(c)
Danske Bank AS, Senior Notes	5.000%	1/12/22	8,330,000	8,546,479	(c)
Danske Bank AS, Senior Notes	5.375%	1/12/24	7,890,000	8,210,725	(c)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	4,290,000	4,395,840
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	7,410,000	7,614,899
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	8,700,000	8,779,909
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,560,000	1,620,192
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	20,170,000	20,459,736	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,990,000	9,066,364	(b)

See Notes to Schedule of Investments.

17

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	$12,460,000	$13,108,034	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	2,140,000	2,189,892
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	5,100,000	5,212,869
ING Bank NV, Senior Notes	2.500%	10/1/19	2,690,000	2,686,507	(c)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	4,090,000	4,411,944	(c)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	8,490,000	8,270,836	(c)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	2,530,000	2,470,985	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	11,680,000	11,296,919	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	13,950,000	13,631,042	(c)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	5,779,000	5,911,771
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	1,600,000	1,595,301
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	600,000	621,269
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	13,900,000	14,431,929	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	6,350,000	6,629,761	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	4,680,000	4,985,478	(b)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	12,050,000	12,449,886
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	10,850,000	11,278,480
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	8,950,000	8,901,362
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	3,960,000	4,388,444
Lloyds Bank PLC, Senior Notes	2.700%	8/17/20	990,000	987,701
Lloyds Bank PLC, Senior Notes	6.500%	9/14/20	100,000	104,328	(c)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	12,600,000	12,608,489
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	2,600,000	2,664,790

See Notes to Schedule of Investments.

18

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	$10,760,000	$10,501,411	(b)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	5,000,000	5,062,968
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	5,270,000	5,408,861	(c)
Royal Bank of Canada	1.875%	2/5/20	7,660,000	7,611,673
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	4,350,000	4,322,220
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	4,030,000	4,076,539
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	6,480,000	6,556,195	(b)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	15,000,000	15,346,081	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	3,230,000	3,317,279
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	2,000,000	1,997,107
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	810,000	835,521	(c)
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,650,000	2,641,693
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,260,000	1,293,109	(c)
Standard Chartered PLC, Subordinated Notes	3.950%	1/11/23	660,000	665,379	(c)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	6,590,000	7,167,346	(c)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	5,190,000	5,250,689
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	5,590,000	5,656,379
UBS AG, Senior Notes	4.500%	6/26/48	200,000	224,302	(c)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	13,420,000	13,490,042	(c)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	3,050,000	3,151,769	(c)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	17,780,000	18,505,687	(c)
US Bank NA, Senior Notes	3.150%	4/26/21	3,960,000	3,998,588

See Notes to Schedule of Investments.

19

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/29/19	$22,760,000	$22,498,829	(b)(d)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	870,000	930,417	(b)(d)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	600,000	619,965
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	4,120,000	4,242,176
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	8,580,000	8,374,294
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	9,590,000	10,033,846
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	2,020,000	2,042,812
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	150,000	155,518
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	18,295,000	19,064,160
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	480,000	540,428
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,700,000	1,965,200
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,690,000	1,738,520
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,990,000	5,321,675
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	12,590,000	12,567,519
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	14,650,000	15,395,651
Wells Fargo Capital X, Ltd. Gtd.	5.950%	12/15/36	8,000	8,811
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	4,860,000	4,853,656

Total Banks				841,549,118

Capital Markets - 1.7%
CME Group Inc., Senior Notes	5.300%	9/15/43	1,195,000	1,465,406
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,970,000	3,022,353
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	5,750,000	5,821,022	(c)
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	10,038,000	9,847,643	(b)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	510,000	533,165

See Notes to Schedule of Investments.

20

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	$2,980,000	$3,237,006
Goldman Sachs Capital II Ltd. Gtd. (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	4/29/19	32,000	24,687	(b)(d)
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	5,140,000	5,261,233
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	380,000	394,178
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	910,000	956,279
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	320,000	343,340
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	5,343,000	5,354,808
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	10,350,000	10,461,793
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,130,000	1,166,132
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,510,000	1,540,161
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	11,350,000	11,209,228
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,120,000	7,559,301
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	2,820,000	3,003,552
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	15,000,000	14,872,774	(b)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	10,000,000	9,913,193	(b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	9,080,000	9,003,313	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	14,030,000	14,351,039	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	9,440,000	9,672,011

See Notes to Schedule of Investments.

21

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	$3,400,000	$4,149,782
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	13,300,000	14,086,282
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	370,000	396,658	(c)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/24/19	1,430,000	0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,720,000	2,813,148
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	11,020,000	11,069,556	(b)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	9,790,000	10,319,721	(b)
State Street Corp., Senior Notes	3.300%	12/16/24	1,170,000	1,200,239

Total Capital Markets				173,049,003

Consumer Finance - 0.1%
American Express Co., Senior Notes	2.650%	12/2/22	11,000	10,943
American Express Credit Corp., Senior Notes	2.375%	5/26/20	4,500,000	4,486,274
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	7,590,000	7,714,710	(b)(c)

Total Consumer Finance				12,211,927

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	7,073,000	7,228,588
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	470,000	487,868
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	8,080,000	7,918,481	(b)(c)
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	200,000	201,899
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	18,674,000	18,449,596

See Notes to Schedule of Investments.

22

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - (continued)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.850%	12/21/65	$4,180,000	$3,302,200	(b)(c)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	3,740,000	4,249,527
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	970,000	974,873	(c)

Total Diversified Financial Services				42,813,032

Insurance - 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	830	1,170	(c)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.592%	2/12/23	3,596	3,632	(b)(c)
American International Group Inc., Junior Subordinated Notes (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/87	5,673,000	5,624,411
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	8,200,000	8,595,429
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	1,120,000	894,429
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	1,160,000	1,154,670
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,300,000	1,324,121
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	7,107,000	7,632,456
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	1,590,000	1,583,237	(c)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	104,000	143,135	(c)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,908,000	4,373,625	(c)

Total Insurance				31,330,315

TOTAL FINANCIALS				1,100,953,395

HEALTH CARE - 2.2%
Biotechnology - 0.3%
AbbVie Inc., Senior Notes	3.600%	5/14/25	2,450,000	2,457,748

See Notes to Schedule of Investments.

23

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Biotechnology - (continued)
Amgen Inc., Senior Notes	2.125%	5/1/20	$1,080,000	$1,076,081
Amgen Inc., Senior Notes	3.875%	11/15/21	2,200,000	2,259,987
Celgene Corp., Senior Notes	2.250%	8/15/21	3,040,000	2,993,167
Celgene Corp., Senior Notes	3.550%	8/15/22	1,200,000	1,225,844
Celgene Corp., Senior Notes	3.625%	5/15/24	600,000	609,514
Celgene Corp., Senior Notes	3.875%	8/15/25	3,780,000	3,868,506
Celgene Corp., Senior Notes	5.250%	8/15/43	1,150,000	1,232,806
Celgene Corp., Senior Notes	5.000%	8/15/45	1,930,000	2,028,303
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	2,820,000	2,809,833
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	1,330,000	1,328,734
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,630,000	1,684,219
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,910,000	1,949,203
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	800,000	810,916
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	4,430,000	4,643,530

Total Biotechnology				30,978,391

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	2,958,000	3,077,590
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,050,000	2,297,886
Abbott Laboratories, Senior Notes	4.900%	11/30/46	4,110,000	4,759,252
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	7,170,000	7,174,198
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	1,372,000	1,393,796
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	2,010,000	2,077,319
Medtronic Inc., Senior Notes	3.125%	3/15/22	40,000	40,659
Medtronic Inc., Senior Notes	3.500%	3/15/25	3,385,000	3,493,754
Medtronic Inc., Senior Notes	4.625%	3/15/45	565,000	646,739

Total Health Care Equipment & Supplies				24,961,193

Health Care Providers & Services - 1.4%
Aetna Inc., Senior Notes	2.800%	6/15/23	850,000	835,201
Aetna Inc., Senior Notes	3.875%	8/15/47	2,240,000	1,939,626
Anthem Inc., Senior Notes	3.125%	5/15/22	2,040,000	2,057,784
Anthem Inc., Senior Notes	2.950%	12/1/22	4,050,000	4,048,845
Anthem Inc., Senior Notes	3.350%	12/1/24	2,000,000	2,015,064
Anthem Inc., Senior Notes	3.650%	12/1/27	7,880,000	7,879,565
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	2,440,000	2,408,444
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	2,680,000	2,617,463
Cigna Corp., Senior Notes	3.400%	9/17/21	3,630,000	3,668,547	(c)

See Notes to Schedule of Investments.

24

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
Cigna Corp., Senior Notes	3.750%	7/15/23	$9,680,000	$9,930,510	(c)
Cigna Corp., Senior Notes	4.125%	11/15/25	2,790,000	2,890,213	(c)
Cigna Corp., Senior Notes	4.375%	10/15/28	7,700,000	7,994,283	(c)
CommonSpirit Health, Secured Notes	4.350%	11/1/42	400,000	384,690
CVS Health Corp., Senior Notes	3.350%	3/9/21	2,480,000	2,499,835
CVS Health Corp., Senior Notes	2.750%	12/1/22	210,000	207,216
CVS Health Corp., Senior Notes	3.700%	3/9/23	12,560,000	12,769,034
CVS Health Corp., Senior Notes	4.100%	3/25/25	5,830,000	5,990,732
CVS Health Corp., Senior Notes	3.875%	7/20/25	5,136,000	5,202,372
CVS Health Corp., Senior Notes	4.300%	3/25/28	34,280,000	34,765,675
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,800,000	5,903,352
CVS Health Corp., Senior Notes	5.050%	3/25/48	2,810,000	2,835,078
Humana Inc., Senior Notes	3.150%	12/1/22	750,000	753,517
Humana Inc., Senior Notes	3.950%	3/15/27	4,160,000	4,207,091
Humana Inc., Senior Notes	4.625%	12/1/42	870,000	895,818
Humana Inc., Senior Notes	4.950%	10/1/44	1,240,000	1,326,026
Humana Inc., Senior Notes	4.800%	3/15/47	270,000	284,835
Medtronic Global Holdings SCA, Senior Notes	3.350%	4/1/27	3,780,000	3,849,500
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	3,490,000	3,497,896
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,610,000	1,636,097
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	2,930,000	2,947,176
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	1,140,000	1,191,063
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	1,030,000	1,079,504
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	650,000	800,282
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,760,000	2,175,073

Total Health Care Providers & Services				143,487,407

Pharmaceuticals - 0.2%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	1,590,000	1,605,017
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	4,540,000	4,603,402
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	6,520,000	6,395,449
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	1,051,000	1,046,045
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	1,430,000	1,436,737

See Notes to Schedule of Investments.

25

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	$2,550,000	$2,561,449
Johnson & Johnson, Senior Notes	3.700%	3/1/46	3,290,000	3,327,910
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	2,000,000	2,005,382
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,390,000	1,770,636

Total Pharmaceuticals				24,752,027

TOTAL HEALTH CARE				224,179,018

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	4.875%	2/15/20	3,940,000	4,012,583
Boeing Co., Senior Notes	5.875%	2/15/40	500,000	627,064
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	6,279,000	6,486,237
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	614,000	666,825
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	7,920,000	7,837,115
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	10,730,000	10,588,863
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	3,310,000	3,257,935
Raytheon Co., Senior Notes	3.125%	10/15/20	1,280,000	1,290,072
United Technologies Corp., Senior Notes	3.950%	8/16/25	6,610,000	6,871,248
United Technologies Corp., Senior Notes	4.125%	11/16/28	5,460,000	5,677,548
United Technologies Corp., Senior Notes	5.400%	5/1/35	20,000	22,496
United Technologies Corp., Senior Notes	4.500%	6/1/42	930,000	962,931

Total Aerospace & Defense				48,300,917

Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	3,900,000	3,946,983
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	1,310,000	1,310,130

Total Air Freight & Logistics				5,257,113

Airlines - 0.0%
Air 2 U.S. Pass-Through Certificates	8.027%	10/1/19	201,400	203,792	(c)

See Notes to Schedule of Investments.

26

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - (continued)
Continental Airlines Pass-Through Trust	6.703%	6/15/21	$237,400	$252,831
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	128,305	140,474

Total Airlines				597,097

Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	2,910,000	2,921,963
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,560,000	3,658,481
Waste Management Inc., Senior Notes	4.600%	3/1/21	940,000	972,022
Waste Management Inc., Senior Notes	3.500%	5/15/24	1,070,000	1,096,927
Waste Management Inc., Senior Notes	7.375%	5/15/29	340,000	438,283

Total Commercial Services & Supplies				9,087,676

Electrical Equipment - 0.1%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	340,000	369,202
Eaton Corp., Senior Notes	2.750%	11/2/22	6,270,000	6,249,949
Eaton Corp., Senior Notes	4.150%	11/2/42	3,980,000	3,992,893

Total Electrical Equipment				10,612,044

Industrial Conglomerates - 0.6%
General Electric Co., Senior Notes	2.500%	3/28/20	6,170,000	6,139,280
General Electric Co., Senior Notes	5.550%	5/4/20	4,731,000	4,855,768
General Electric Co., Senior Notes	4.375%	9/16/20	1,063,000	1,083,625
General Electric Co., Senior Notes	4.625%	1/7/21	10,165,000	10,439,841
General Electric Co., Senior Notes	4.650%	10/17/21	11,010,000	11,415,401
General Electric Co., Senior Notes	6.750%	3/15/32	880,000	1,017,104
General Electric Co., Senior Notes	5.875%	1/14/38	770,000	820,213
General Electric Co., Senior Notes	6.875%	1/10/39	23,095,000	27,350,065
General Electric Co., Senior Notes	4.500%	3/11/44	2,894,000	2,648,175
General Electric Co., Subordinated Notes	5.300%	2/11/21	670,000	693,686

Total Industrial Conglomerates				66,463,158

Machinery - 0.0%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	1,030,000	1,029,824
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	780,000	773,932

Total Machinery				1,803,756

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,520,000	2,622,574

See Notes to Schedule of Investments.

27

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Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Road & Rail - (continued)
Union Pacific Corp., Senior Notes	3.950%	9/10/28	$11,240,000	$11,793,675
Union Pacific Corp., Senior Notes	4.500%	9/10/48	9,100,000	9,672,806

Total Road & Rail				24,089,055

Trading Companies & Distributors - 0.0%
Aviation Capital Group LLC, Senior Notes	6.750%	4/6/21	3,840,000	4,093,955	(c)

Transportation Infrastructure - 0.2%
DP World PLC, Senior Notes	5.625%	9/25/48	18,680,000	19,488,358	(c)

TOTAL INDUSTRIALS				189,793,129

INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.0%
Harris Corp., Senior Notes	4.854%	4/27/35	1,730,000	1,859,239
Harris Corp., Senior Notes	5.054%	4/27/45	2,100,000	2,319,401

Total Communications Equipment				4,178,640

Internet Software & Services - 0.1%
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	14,250,000	14,075,182	(c)

IT Services - 0.2%
Mastercard Inc., Senior Notes	3.375%	4/1/24	2,850,000	2,943,478
Visa Inc., Senior Notes	2.200%	12/14/20	1,520,000	1,513,877
Visa Inc., Senior Notes	3.150%	12/14/25	6,830,000	6,940,022
Visa Inc., Senior Notes	4.300%	12/14/45	3,420,000	3,779,094

Total IT Services				15,176,471

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	3,400,000	3,260,799
Intel Corp., Senior Notes	3.700%	7/29/25	950,000	996,656
Intel Corp., Senior Notes	3.734%	12/8/47	1,089,000	1,097,068
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	7,240,000	7,781,713

Total Semiconductors & Semiconductor Equipment				13,136,236

Software - 0.7%
Microsoft Corp., Senior Notes	2.875%	2/6/24	7,800,000	7,890,352
Microsoft Corp., Senior Notes	2.700%	2/12/25	2,170,000	2,172,498
Microsoft Corp., Senior Notes	3.125%	11/3/25	9,670,000	9,902,895
Microsoft Corp., Senior Notes	2.400%	8/8/26	14,930,000	14,488,532
Microsoft Corp., Senior Notes	3.300%	2/6/27	10,250,000	10,532,392
Microsoft Corp., Senior Notes	3.450%	8/8/36	260,000	262,916
Microsoft Corp., Senior Notes	4.100%	2/6/37	50,000	54,454
Microsoft Corp., Senior Notes	3.700%	8/8/46	2,870,000	2,933,090
Microsoft Corp., Senior Notes	3.950%	8/8/56	1,200,000	1,253,401

See Notes to Schedule of Investments.

28

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Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - (continued)
salesforce.com Inc., Senior Notes	3.250%	4/11/23	$4,940,000	$5,064,338
salesforce.com Inc., Senior Notes	3.700%	4/11/28	15,490,000	16,228,520

Total Software				70,783,388

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	2.000%	11/13/20	4,320,000	4,290,436
Apple Inc., Senior Notes	2.450%	8/4/26	11,160,000	10,792,178
Apple Inc., Senior Notes	3.850%	8/4/46	4,590,000	4,648,648
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	18,200,000	18,679,064	(c)

Total Technology Hardware, Storage & Peripherals				38,410,326

TOTAL INFORMATION TECHNOLOGY				155,760,243

MATERIALS - 2.0%
Chemicals - 0.2%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	9,280,000	9,389,912	(c)
Nutrien Ltd., Senior Notes	4.875%	3/30/20	690,000	703,808
OCP SA, Senior Notes	4.500%	10/22/25	5,400,000	5,359,165	(c)

Total Chemicals				15,452,885

Metals & Mining - 1.6%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	10,070,000	9,984,492	(c)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,980,000	6,099,550	(c)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,470,000	2,403,417	(c)
ArcelorMittal, Senior Notes	4.550%	3/11/26	6,770,000	6,928,685
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	840,000	961,302
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	9,500,000	11,121,544
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	441,000	445,545
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	9,480,000	11,147,371
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	5,460,000	6,052,547	(b)(c)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	16,040,000	16,096,300	(c)

See Notes to Schedule of Investments.

29

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Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	$4,780,000	$4,821,825
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	687,000	730,796
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	4,720,000	4,879,852	(c)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,210,000	1,205,608	(c)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	3,265,000	3,220,501	(c)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,220,000	3,281,602	(c)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	12,330,000	12,462,879	(c)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	4,290,000	4,167,091	(c)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	5,220,000	5,018,106	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	19,880,000	20,753,898
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,970,000	6,714,499
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	18,210,000	19,885,320
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	3,582,000	4,115,718
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	6,150,000	7,087,875

Total Metals & Mining				169,586,323

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	18,140,000	19,368,260	(c)

TOTAL MATERIALS				204,407,468

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	4,380,000	4,474,977	(c)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,600,000	1,694,277	(c)

TOTAL REAL ESTATE				6,169,254

UTILITIES - 1.2%
Electric Utilities - 1.2%
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	300,000	372,453
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,580,000	1,552,963	(c)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	10,740,000	10,877,794	(c)
Duke Energy Corp., Senior Notes	3.550%	9/15/21	870,000	883,845
Duke Energy Corp., Senior Notes	2.400%	8/15/22	8,550,000	8,454,210
Duke Energy Corp., Senior Notes	3.150%	8/15/27	9,560,000	9,386,069
Duke Energy Corp., Senior Notes	3.750%	9/1/46	2,500,000	2,341,060

See Notes to Schedule of Investments.

30

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Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Duke Energy Corp., Senior Notes	3.950%	8/15/47	$1,440,000	$1,390,120
Exelon Corp., Senior Notes	5.625%	6/15/35	2,215,000	2,516,779
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	4,270,000	4,456,710
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	16,863,000	17,124,438
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	15,995,000	21,175,748
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	2,200,000	2,362,587
MidAmerican Energy Co.	3.650%	4/15/29	7,880,000	8,207,995
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	5,800,000	5,089,500	*(e)
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	4,180,000	4,125,412	(c)
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	7,450,000	7,974,366	(c)
Perusahaan Listrik Negara PT, Senior Notes	5.250%	10/24/42	4,404,000	4,396,381	(j)
Perusahaan Listrik Negara PT, Senior Notes	6.150%	5/21/48	13,920,000	15,523,743	(c)
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,220,000	1,229,088

TOTAL UTILITIES				129,441,261

TOTAL CORPORATE BONDS & NOTES (Cost - $3,105,869,034)				3,125,094,933

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 10.5%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. USD LIBOR + 0.190%)	2.676%	7/25/46	876,422	835,068	(b)
American Home Mortgage Investment Trust, 2004-4 1A1 (1 mo. USD LIBOR + 0.680%)	3.166%	2/25/45	1,801,296	1,811,899	(b)
APS Resecuritization Trust, 2015-3 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.960%)	2.950%	10/27/46	12,175,809	12,042,338	(b)(c)
Banc of America Funding Trust, 2005-E 8A1 (Cost of Funds for the 11th District of San Francisco + 1.430%, min. coupon of 1.430%)	2.555%	6/20/35	56,487	41,534	(b)
Banc of America Funding Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.150%)	2.640%	2/27/37	9,397,514	9,045,690	(b)(c)
Bear Stearns ARM Trust, 2004-9 24A1	4.879%	11/25/34	1,363,289	1,344,232	(b)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	3.734%	7/15/35	19,160,000	19,164,357	(b)(c)

See Notes to Schedule of Investments.

31

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	$4,700,000	$4,835,235	(b)
CHL Mortgage Pass Through Trust, 2005-9 2A1 (1 mo. USD LIBOR + 0.440%)	2.926%	5/25/35	376,216	285,481	(b)
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	3.086%	5/25/35	2,669,955	2,465,709	(b)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.838%	4/25/35	39,920	32,870	(b)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	3.414%	11/15/36	7,900,000	7,906,291	(b)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,980,000	2,045,527
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	10,000,000	10,236,668
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,930,000	3,016,494	(b)
Citigroup Commercial Mortgage Trust, 2019-SMRT A	4.149%	1/10/24	13,700,000	14,391,313	(c)
Cloverleaf Cold Storage Trust, 2019- CHL2 A (1 mo. USD LIBOR + 1.080%)	3.560%	3/15/36	12,000,000	12,015,096	(b)(c)
Commercial Mortgage Trust, 2013- 300P B	4.394%	8/10/30	4,530,000	4,770,204	(b)(c)
Commercial Mortgage Trust, 2013- CR12 AM	4.300%	10/10/46	500,000	525,001
Commercial Mortgage Trust, 2013- CR12 B	4.762%	10/10/46	440,000	462,045	(b)
Commercial Mortgage Trust, 2013- CR12 C	5.084%	10/10/46	210,000	218,004	(b)
Commercial Mortgage Trust, 2014- 277P A	3.611%	8/10/49	3,160,000	3,282,253	(b)(c)
Commercial Mortgage Trust, 2014- UBS2 XA, IO	1.217%	3/10/47	19,452,006	860,570	(b)
Commercial Mortgage Trust, 2015- CR24 AM	4.028%	8/10/48	8,420,000	8,680,293	(b)
Commercial Mortgage Trust, 2017- PANW A	3.244%	10/10/29	10,910,000	11,010,802	(c)
CSAIL Commercial Mortgage Trust, 2018-C14 A4	4.422%	11/15/51	16,670,000	18,183,229
CSAIL Commercial Mortgage Trust, 2019-C15 A4	4.053%	3/15/52	15,000,000	15,910,122

See Notes to Schedule of Investments.

32

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
CSMC Trust, 2015-12R 2A1	3.010%	11/30/37	$15,634,471	$15,607,399	(b)(c)
CSMC Trust, 2015-GLPA A	3.881%	11/15/37	1,514,909	1,588,489	(c)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	17,198,739	17,465,601	(b)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	86,233,950	84,507,227	(b)(c)
CSMC Trust, 2018-PLUM A (1 mo. USD LIBOR + 3.231%)	5.715%	8/15/20	20,100,000	20,125,386	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	2.936%	6/25/34	175,598	164,822	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust Series, 2006- PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	2.774%	4/15/36	7,989,536	7,276,790	(b)(c)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	22,215,306	22,221,993	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, K036 X1, IO	0.748%	10/25/23	76,793,476	2,186,364	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, K062 X1, IO	0.308%	12/25/26	305,695,585	6,695,284	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, S8FX A2	3.291%	3/25/27	7,880,000	8,084,934
Federal Home Loan Mortgage Corp. (FHLMC) Multi-Family Structured Pass Through Certificates, K072 X1, IO	0.370%	12/25/27	103,980,778	2,991,537	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, 20K015 X1, IO	1.569%	7/25/21	5,635,410	170,990	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K007 X1, IO	1.034%	4/25/20	16,814,468	127,960	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.479%	10/25/21	1,822,275	59,447	(b)

See Notes to Schedule of Investments.

33

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF57 A (1 mo. USD LIBOR + 0.540%)	3.030%	12/25/28	$3,790,000	$3,798,950	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	2,469,560	2,778,824
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 1345 A, PO	0.000%	7/15/22	126	124
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	3,836,692	4,150,220
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	3.806%	11/15/36	591,483	86,761	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	3.946%	2/15/37	1,539,837	239,006	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	3.546%	9/15/37	1,135,829	151,690	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	3.746%	1/15/40	349,421	50,472	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	1,440,755	1,517,123
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.466%	10/15/41	1,398,229	211,163	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	4.006%	12/15/41	650,937	121,635	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.566%	8/15/39	1,094,944	135,618	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.516%	8/15/42	2,069,160	376,920	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	1,368,937	182,387
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.716%	5/15/39	944,343	81,063	(b)

See Notes to Schedule of Investments.

34

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO	3.500%	4/15/43	$10,589,140	$1,622,780
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.766%	9/15/42	1,295,182	188,286	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	2,295,659	202,298
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	1,744,696	212,503
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.466%	2/15/44	2,458,395	382,392	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.516%	5/15/44	985,707	158,741	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO	1.522%	4/15/41	1,493,194	75,144	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	22,260,585	22,126,287
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	16,224,756	16,097,518
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	23,912,647	23,678,334
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 170 B, IO	10.000%	3/1/21	193	3
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 20353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.516%	12/15/46	8,795,963	1,572,183	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	547,436	48,846
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.616%	8/15/44	645,688	123,691	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2 (1 mo. USD LIBOR + 2.200%)	4.686%	2/25/24	3,227,077	3,283,319	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2 (1 mo. USD LIBOR + 1.650%)	4.136%	4/25/24	8,293,043	8,349,023	(b)

See Notes to Schedule of Investments.

35

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	5.386%	7/25/28	$15,330,969	$15,601,864	(b)
Federal National Mortgage Association (FNMA), 2012-M13 X2, IO	0.637%	5/25/22	97,004,536	1,542,421	(b)
Federal National Mortgage Association (FNMA), 2013-M1 X2, IO	0.546%	8/25/22	78,220,646	1,124,226	(b)
Federal National Mortgage Association (FNMA), 2014-M3 X2, IO	0.009%	1/25/24	83,465,227	277,105	(b)
Federal National Mortgage Association (FNMA), 2015-M7 X2, IO	0.504%	12/25/24	174,297,530	4,179,376	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1M1 (1 mo. USD LIBOR + 1.300%)	3.786%	7/25/29	13,435,655	13,491,950	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M1 (1 mo. USD LIBOR + 1.450%)	3.936%	1/25/29	4,079,122	4,095,242	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R02 1M1 (1 mo. USD LIBOR + 0.850%)	3.336%	8/25/31	24,577,726	24,605,560	(b)(c)
Federal National Mortgage Association (FNMA) REMIC, 1991-97 KA, IO	1,009.250%	8/25/21	18	176
Federal National Mortgage Association (FNMA) REMIC, 1992-96 B, PO, PAC	0.000%	5/25/22	84	78
Federal National Mortgage Association (FNMA) REMIC, 2006-115 EI, IO (-1.000 x 1 mo. USD LIBOR + 6.640%)	4.155%	12/25/36	1,276,223	231,790	(b)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	6,500,000	6,713,634
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	3.995%	4/25/40	811,406	146,574	(b)
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	4.215%	10/25/26	708,672	62,378	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000% x 1 mo. USD LIBOR + 6.500%)	4.015%	4/25/42	1,822,035	315,565	(b)

See Notes to Schedule of Investments.

36

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	$1,161,356	$1,257,782
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.165%	2/25/41	413,301	43,123	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	104,726	92,696
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.165%	3/25/42	1,544,704	208,809	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-075 AO, PO	0.000%	3/25/42	183,270	162,217
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	831,335	68,205
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.665%	12/25/42	1,370,032	238,562	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.665%	12/25/42	926,891	167,652	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-014 IG, IO	4.000%	3/25/43	2,191,661	378,031
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	2,124,044	153,640
Federal National Mortgage Association (FNMA) REMIC, 2013-029 QI, IO	4.000%	4/25/43	3,343,305	570,303
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.465%	12/25/43	6,450,559	1,190,035	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.665%	9/25/41	3,153,968	401,476	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.665%	6/25/43	3,266,456	628,155	(b)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.665%	8/25/45	1,471,223	306,945	(b)

See Notes to Schedule of Investments.

37

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.615%	9/25/46	$8,623,046	$1,266,511	(b)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.615%	10/25/57	18,539,215	3,253,730	(b)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.715%	11/25/47	5,418,679	821,079	(b)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	1,178,200	1,306,372
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	195,215	209,120
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	446,891	524,353
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.115%	7/25/42	478,904	80,884	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	2,140,033	2,451,003
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	5,415,760	5,958,598
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.647%	8/25/44	3,974,908	207,974	(b)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	464,968	97,165
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	169,409	33,638
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	86,227	18,984	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	80,571	15,227	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	111,459	20,643
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	573,597	125,776
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	2,215,105	158,420
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	2,274,678	422,007

See Notes to Schedule of Investments.

38

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	$2,435,016	$479,203
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,737,531	323,627
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	2,714,781	190,112
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	1,061,243	215,264
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	36,717,559	36,532,539	(b)(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	52,754,142	274,448	(c)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	10,725,396	10,624,668	(b)(c)
GE Business Loan Trust, 2007-1A A (1 mo. USD LIBOR + 0.170%)	2.654%	4/15/35	972,509	954,309	(b)(c)
Government National Mortgage Association (GNMA), 2009-106 PD	4.500%	4/20/38	891,049	903,446
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	5,000,000	5,247,201
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	4.062%	6/20/40	2,537,651	425,476	(b)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	7,360,281	7,614,410
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	3.029%	3/20/60	2,213,128	2,216,595	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	3.479%	5/20/60	1,068,561	1,080,685	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.859%	8/20/58	759,523	757,517	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	2.889%	12/20/60	1,253,254	1,249,803	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	2.909%	12/20/60	2,418,117	2,413,452	(b)

See Notes to Schedule of Investments.

39

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	3.009%	1/20/61	$1,606,417	$1,607,204	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	3.009%	12/20/60	1,792,032	1,792,965	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.959%	2/20/61	1,551,679	1,550,454	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	2.989%	3/20/61	3,182,081	3,182,077	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	3.009%	3/20/61	2,305,665	2,306,713	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.954%	4/16/53	19,635,068	581,718	(b)
Government National Mortgage Association (GNMA), 2012-034 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.562%	3/20/42	2,833,478	406,547	(b)
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.410%	3/16/49	9,928,682	125,808	(b)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	1,569,750	103,206
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	317,150	19,942
Government National Mortgage Association (GNMA), 2012-098 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.618%	8/16/42	1,221,952	198,364	(b)
Government National Mortgage Association (GNMA), 2012-112 IO	0.277%	2/16/53	13,601,107	264,963	(b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.718%	10/16/42	1,268,109	223,781	(b)
Government National Mortgage Association (GNMA), 2013-002 IO	0.421%	5/16/54	16,854,210	361,963	(b)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	4,260,107	253,594

See Notes to Schedule of Investments.

40

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2014-005 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.668%	6/16/43	$1,191,080	$126,008	(b)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.712%	8/20/44	10,446,287	1,907,988	(b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	2,612,764	215,499
Government National Mortgage Association (GNMA), 2014-175 AB	2.600%	6/16/47	1,253,569	1,233,077
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.756%	8/16/54	40,611,984	1,896,766	(b)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.243%	2/16/48	3,616,194	72,648	(b)
Government National Mortgage Association (GNMA), 2015-98 IO	0.882%	4/16/55	36,851,850	1,978,985	(b)
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.618%	10/16/46	2,798,570	556,605	(b)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	20,266,206	4,191,951
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.174%	11/20/67	910,758	106,604	(b)
Government National Mortgage Association (GNMA), 2018-118 AC	3.200%	5/16/49	4,997,540	4,975,015
Government National Mortgage Association (GNMA), 2018-123 AH	3.250%	9/16/52	6,497,521	6,479,981
Government National Mortgage Association (GNMA), 2018-129 AG	3.100%	5/16/59	9,162,835	9,104,388
Government National Mortgage Association (GNMA), 2018-130 A	3.250%	5/16/59	6,914,222	6,892,796
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	4,775,533	4,789,588
Government National Mortgage Association (GNMA), 2018-98 A	3.000%	10/16/50	2,609,031	2,582,163
Government National Mortgage Association (GNMA), 2018-99 A	3.200%	1/16/52	4,160,078	4,155,556

See Notes to Schedule of Investments.

41

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	2.809%	2/20/68	$9,074,906	$9,030,884	(b)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	2.809%	5/20/68	14,332,786	14,260,278	(b)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	2.809%	5/20/68	6,651,727	6,612,038	(b)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.012%	3/20/39	146,573	3,836	(b)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	3.992%	4/20/40	182,740	27,974	(b)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	1,168,757	1,221,368
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.162%	1/20/40	318,899	26,437	(b)
Government National Mortgage Association (GNMA), 2013-145 IO	1.066%	9/16/44	17,032,056	820,318	(b)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.238%	2/16/46	19,556,054	939,904	(b)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.838%	9/16/55	9,978,887	533,025	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	3,755,403	720,933
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.687%	3/16/60	7,204,227	444,448	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	15,739,210	15,647,418	(b)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	3.784%	9/15/31	28,920,000	28,530,997	(b)(c)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	4.984%	9/15/31	35,660,000	35,177,057	(b)(c)

See Notes to Schedule of Investments.

42

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
GS Mortgage Securities Trust, 2013- GC16 B	5.161%	11/10/46	$1,120,000	$1,210,711	(b)
GS Mortgage Securities Trust, 2017- GS8 A4	3.469%	11/10/50	11,490,000	11,703,087
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	10,664	10,647
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.370%)	2.858%	6/20/35	6,928,888	6,945,577	(b)
Hospitality Mortgage Trust, 2017-HIT A (1 mo. USD LIBOR + 0.850%)	3.342%	5/8/30	11,970,000	11,963,760	(b)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	4.033%	9/25/35	23,995	22,282	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.892%	1/15/47	490,000	522,913	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C21 XA, IO	1.015%	8/15/47	58,726,653	2,480,367	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 A4	3.801%	9/15/47	540,000	561,822
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.561%	9/15/47	1,540,000	1,537,933	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9	5.372%	5/15/47	275,509	277,054
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	2,000,000	2,005,628
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B (1 mo. USD LIBOR + 2.280%)	4.764%	11/15/31	1,863,983	1,869,067	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	6.234%	5/15/28	4,145,635	4,099,093	(b)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	46,029,875	46,478,022	(b)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	61,744,889	61,588,118	(b)(c)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	2.836%	5/25/35	471,291	370,499	(b)(c)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	315,065	298,605	(c)

See Notes to Schedule of Investments.

43

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	$59,990	$60,678	(c)
Merrill Lynch Mortgage Investors Trust Series, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.370%)	2.856%	8/25/36	12,830,957	12,802,843	(b)
Merrill Lynch Mortgage Investors Trust Series, 2005-A9 3A1	4.629%	12/25/35	27,384	24,457	(b)
Merrill Lynch Mortgage Investors Trust Series MLCC, 2006-1 1A	4.493%	2/25/36	76,601	77,847	(b)
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.850%)	3.334%	11/15/34	2,540,000	2,532,673	(b)(c)
Morgan Stanley Capital I Trust, 2019-L2 A4	4.071%	3/15/52	10,280,000	10,970,485
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.199%	3/15/52	47,170,000	3,914,874	(b)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.674%	7/25/35	615,594	544,984	(b)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	7,100,000	7,093,840	(b)(c)
NAAC Reperforming Loan REMIC Trust Certificates Series, 2004-R3 A1	6.500%	2/25/35	181,798	182,417	(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	10,425,427	10,559,075	(b)(c)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	16,152,878	16,495,109	(b)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	18,855,277	19,337,445	(b)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005- AP2 A5	5.476%	5/25/35	81,113	59,754
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	2,173,590	2,147,294	(b)(c)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	3.594%	7/26/37	8,935,780	8,974,799	(b)(c)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	741,408	688,200	(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	314,552	256,229	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	18,389,697	14,850,368	(c)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	238,370	209,081
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	3.434%	6/15/33	8,440,000	8,444,949	(b)(c)

See Notes to Schedule of Investments.

44

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Structured Adjustable Rate Mortgage Loan Trust, 2004-10 2A	4.493%	8/25/34	$1,653,295	$1,661,968	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	2.806%	10/25/35	330,417	315,398	(b)
UBS Commercial Mortgage Trust, 2017-C3 AS	3.739%	8/15/50	4,750,000	4,821,816	(b)
WaMu Mortgage Pass Through Certificates Series Trust, 2007-HY4 4A1	3.807%	9/25/36	147,182	136,394	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	4.346%	9/25/33	15,067	15,554	(b)
Washington Mutual Inc., Mortgage Pass Through Certificates Trust, 2005-AR19 A1A2 (1 mo. USD LIBOR + 0.290%)	2.776%	12/25/45	62,007	61,433	(b)
Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, 2004-RA1 2A	7.000%	3/25/34	4,091	4,456
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	3,284,231	3,329,509	(b)(c)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, IO	1.149%	5/15/48	47,450,368	2,143,063	(b)
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	4.619%	8/27/35	1,374	1,378	(b)(c)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	250,000	263,060	(b)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.060%	3/15/47	9,228,735	360,587	(b)
WFRBS Commercial Mortgage Trust, 2014-C21 AS	3.891%	8/15/47	2,767,000	2,818,110
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	5,160,000	5,292,693	(b)
WFRBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.068%	8/15/47	34,432,251	1,399,778	(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,916,000	2,989,477

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,103,266,019)				1,091,454,753

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.4%
U.S. Government Agencies - 0.8%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	20,110,000	27,729,006

See Notes to Schedule of Investments.

45

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	$59,220,000	$58,464,845
Financing Corp., (FICO), Bonds, STRIPS	0.000%	4/5/19	1,150,000	1,149,632

Total U.S. Government Agencies				87,343,483

U.S. Government Obligations - 8.6%
U.S. Treasury Bonds	3.750%	11/15/43	27,700,000	32,479,332
U.S. Treasury Bonds	2.500%	2/15/45	17,720,000	16,723,596
U.S. Treasury Bonds	3.000%	5/15/45	226,840,000	235,412,957
U.S. Treasury Bonds	2.875%	8/15/45	122,760,000	124,426,371
U.S. Treasury Bonds	3.000%	5/15/47	104,677,000	108,506,297
U.S. Treasury Bonds	3.000%	2/15/48	1,000,000	1,034,883
U.S. Treasury Bonds	3.125%	5/15/48	46,210,000	49,009,676
U.S. Treasury Bonds	3.000%	8/15/48	148,338,000	153,584,877
U.S. Treasury Bonds	3.375%	11/15/48	71,340,000	79,411,731
U.S. Treasury Notes	1.625%	7/31/19	250,000	249,282
U.S. Treasury Notes	2.500%	2/15/22	45,280,000	45,616,947
U.S. Treasury Notes	2.125%	3/31/24	39,750,000	39,533,394	(l)
U.S. Treasury Notes	2.250%	3/31/26	3,410,000	3,395,348
U.S. Treasury Strip Principal, STRIPS	0.000%	11/15/21	2,470,000	2,328,228

Total U.S. Government Obligations				891,712,919

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $938,511,962)				979,056,402

ASSET-BACKED SECURITIES - 5.7%
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	4.326%	5/1/27	8,750,000	8,754,384	(b)(c)
Airspeed Ltd., 2007-1A G1W (1 mo. USD LIBOR + 0.270%)	2.754%	4/15/24	1,548,408	1,388,816	(b)(c)
AMMC CLO XI Ltd., 2012-011A A1R2 (3 mo. USD LIBOR + 1.010%)	3.761%	4/30/31	18,890,000	18,660,883	(b)(c)
AMMC CLO XII Ltd., 2013-012A AR (3 mo. USD LIBOR + 1.200%)	3.897%	11/10/30	6,745,000	6,713,481	(b)(c)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	3.521%	7/25/32	436,196	433,200	(b)
Apidos CLO XXII, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	4.261%	10/20/27	5,000,000	4,987,970	(b)(c)
Ares LII CLO Ltd., 2019-52A B (3 mo. USD LIBOR + 1.850%)	4.459%	4/22/31	5,000,000	5,000,000	(b)(c)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	3.707%	4/15/30	9,000,000	8,864,811	(b)(c)

See Notes to Schedule of Investments.

46

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Ares XXXIII CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.350%)	3.949%	12/5/25	$15,000,000	$15,027,885	(b)(c)
Argent Securities Trust, 2006-W4 A2B (1 mo. USD LIBOR + 0.110%)	2.596%	5/25/36	110,661	40,394	(b)
Avis Budget Rental Car Funding AESOP LLC, 2019-1A A	3.450%	3/20/23	10,140,000	10,258,006	(c)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	3.761%	4/20/31	6,000,000	5,904,990	(b)(c)
Bear Stearns Asset Backed Securities I Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	3.461%	12/25/34	5,903,225	5,917,299	(b)
Bear Stearns Asset Backed Securities Trust, 2004-SD3 A3 (1 mo. USD LIBOR + 1.140%)	3.626%	9/25/34	332	333	(b)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	4.127%	4/13/27	7,000,000	7,001,260	(b)(c)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	3.831%	11/23/25	7,705,252	7,714,183	(b)(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	5.102%	12/27/39	5,900,000	6,097,287	(b)
California Street CLO IX LP, 2012-09A AR (3 mo. USD LIBOR + 1.450%)	4.229%	10/16/28	750,000	750,116	(b)(c)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	4.461%	4/20/29	7,375,000	7,334,047	(b)(c)
CBAM Ltd., 2017-2A B1 (3 mo. USD LIBOR + 1.750%)	4.523%	10/17/29	8,685,000	8,638,275	(b)(c)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	3.851%	10/20/28	2,000,000	1,995,414	(b)(c)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	10,358,351	10,847,949	(c)
Countrywide Asset-Backed Certificates, 2003-BC3 A2 (1 mo. USD LIBOR + 0.620%)	3.106%	9/25/33	785,559	772,615	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	2.826%	12/25/36	316,241	166,830	(b)(c)
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	6.468%	2/3/29	10,116	10,118	(b)(c)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	46,306,857	45,467,282	(b)(c)
CSMC Trust, 2017-RPL1 M1	3.091%	7/25/57	24,813,700	22,372,900	(b)(c)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	4.037%	7/15/26	3,407,846	3,407,802	(b)(c)

See Notes to Schedule of Investments.

47

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
DB Master Finance LLC, 2015-1A A2II	3.980%	2/20/45	$5,616,000	$5,622,289	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	380,000	380,862
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	22,640,000	23,643,867
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	4.387%	10/15/30	12,250,000	12,027,564	(b)(c)
GSAA Home Equity Trust, 2005-9 2A4 (1 mo. USD LIBOR + 0.430%)	2.916%	8/25/35	6,500,000	6,459,036	(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.851%	7/25/27	11,620,000	11,562,562	(b)(c)
Hertz Vehicle Financing II LP, 2017-1A A	2.960%	10/25/21	25,940,000	25,885,759	(c)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3 (1 mo. USD LIBOR + 0.180%)	2.666%	2/25/36	1,157,652	1,156,306	(b)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	4.137%	7/15/26	16,000,000	15,880,048	(b)(c)
Jamestown CLO X Ltd., 2017-10A A1 (3 mo. USD LIBOR + 1.250%)	4.023%	7/17/29	2,250,000	2,245,831	(b)(c)
Jamestown CLO X Ltd., 2017-10A A2 (3 mo. USD LIBOR + 1.850%)	4.623%	7/17/29	6,500,000	6,498,914	(b)(c)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	4.127%	4/15/29	9,250,000	9,230,834	(b)(c)
KKR Financial CLO Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	3.787%	4/15/31	5,345,000	5,239,431	(b)(c)
LCM XXIV Ltd., 2024A A (3 mo. USD LIBOR + 1.310%)	4.071%	3/20/30	7,500,000	7,489,995	(b)(c)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	3.007%	1/21/31	60,691	59,585	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3 (1 mo. USD LIBOR + 1.300%)	3.786%	11/25/34	718,187	723,461	(b)
Long Beach Mortgage Loan Trust, 2005-2 M4 (1 mo. USD LIBOR + 0.930%)	3.416%	4/25/35	3,921,795	3,953,313	(b)
Magnetite CLO Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	3.771%	7/25/26	6,747,586	6,746,527	(b)(c)

See Notes to Schedule of Investments.

48

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Magnetite XVII Ltd., 2016-17A AR (3 mo. USD LIBOR + 1.100%)	3.861%	7/20/31	$5,000,000	$4,961,385	(b)(c)
Magnetite XVIII Ltd., 2016-18A AR (3 mo. USD LIBOR + 1.080%)	3.764%	11/15/28	5,490,000	5,469,418	(b)(c)
MASTR Asset Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	2.786%	5/25/37	5,659,472	5,342,525	(b)(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1A	4.250%	2/26/29	5,556,825	5,547,256	(b)(c)
Myers Park CLO Ltd. (3 mo. USD LIBOR + 1.600%)	4.019%	10/20/30	6,800,000	6,711,899	(b)(c)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	3.786%	3/25/66	10,000,000	10,302,345	(b)(c)
New Residential Mortgage Trust, 2018-1A A1A	4.000%	12/25/57	18,743,739	19,203,533	(b)(c)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	4.094%	8/15/29	2,650,000	2,654,089	(b)(c)
RAAC Series Trust, 2007-RP1 A (1 mo. USD LIBOR + 0.290%)	2.776%	5/25/46	14,434,977	14,260,600	(b)(c)
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	6,750,000	6,853,353
Seneca Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.120%)	3.893%	7/17/26	4,586,812	4,589,935	(b)(c)
SLM Student Loan EDC Repackaging Trust, 2013-M1 M1	3.500%	10/28/29	562,136	554,970	(c)(g)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.921%	3/25/44	27,850,000	26,921,888	(b)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	3.286%	2/25/34	5,939,845	5,960,340	(b)
Structured Asset Securities Corp. Mortgage Pass Through Certificates, 2004-6XS A5B	6.050%	3/25/34	509,840	520,417
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	4.572%	1/23/28	3,100,000	3,095,055	(b)(c)
TCI-Flatiron CLO Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.220%)	3.733%	7/17/28	7,500,000	7,500,037	(b)(c)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	4.447%	10/13/29	5,500,000	5,456,126	(b)(c)
TCW CLO AMR Ltd., 2019-1A A (3 mo. USD LIBOR + 1.440%)	4.119%	2/15/29	6,060,000	6,060,000	(b)(c)

See Notes to Schedule of Investments.

49

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	$12,014,879	$11,912,425	(b)(c)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	4.459%	10/20/28	6,110,000	6,079,279	(b)(c)
Venture XXIV CLO Ltd., 2016-24A A1D (3 mo. USD LIBOR + 1.420%)	4.181%	10/20/28	2,750,000	2,750,762	(b)(c)
Venture XXVIII CLO, 2017-28RR A1 (3 mo. USD LIBOR + 1.280%)	2.686%	7/22/30	7,421,053	7,377,558	(b)(c)
Venture XXVIII CLO, 2017-28RR A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/22/30	11,042,948	10,886,823	(b)(c)
Venture XXX CLO Ltd., 2017-30A B (3 mo. USD LIBOR + 1.600%)	4.387%	1/15/31	4,850,000	4,765,387	(b)(c)
Voya CLO Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.540%)	4.301%	7/19/28	2,880,000	2,883,113	(b)(c)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	4.497%	6/7/30	7,900,000	7,904,337	(b)(c)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	3.610%	10/15/31	6,750,000	6,714,704	(b)(c)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	3.676%	10/15/31	12,040,000	11,944,041	(b)(c)
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	6,275,850	6,220,585	(c)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	4.317%	10/15/28	8,400,000	8,389,844	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $587,119,471)				589,128,743

SOVEREIGN BONDS - 4.9%
Brazil - 0.1%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	6,890,000	6,367,221

Colombia - 0.6%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	9,100,000	9,252,516
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	6,310,000	6,672,825
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	14,710,000	16,617,887
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	1,640,000	1,724,788
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	23,680,000	25,510,464

Total Colombia				59,778,480

See Notes to Schedule of Investments.

50

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	$8,150,000	$7,862,598	(c)

Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	5.875%	3/13/20	290,000	298,712	(j)
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	1,190,000	1,235,327	(j)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	5,726,000	5,808,901	(j)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	280,000	284,054	(c)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	340,000	368,578	(j)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	911,000	1,006,277	(c)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	20,210,000	20,231,584	(c)
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	3,420,000	3,436,990	(j)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	8,320,000	8,871,441	(c)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,020,000	3,220,163	(j)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	6,960,000	7,552,338	(c)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	2,320,000	2,380,051	(c)

Total Indonesia				54,694,416

Kazakhstan - 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	16,930,000	18,071,065	(c)

Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	10,890,000	11,146,460	(c)

Mexico - 0.8%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	4,854,000	4,996,101
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	10,660,000	10,681,320
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	112,000	128,408

See Notes to Schedule of Investments.

51

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mexico - (continued)
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	$55,930,000	$55,091,050
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	14,900,000	14,400,850

Total Mexico				85,297,729

Panama - 0.3%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	12,000,000	15,720,000
Panama Government International Bond, Senior Notes	4.500%	5/15/47	16,580,000	17,549,101

Total Panama				33,269,101

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	11,690,000	15,796,229
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	10,904,000	14,017,092

Total Peru				29,813,321

Poland - 0.3%
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	6,420,000	6,818,130
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	25,170,000	26,363,511

Total Poland				33,181,641

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	17,370,000	17,897,561	(j)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,420,000	1,411,679	(j)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	9,270,000	9,568,318	(c)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	22,490,000	23,705,180	(c)

Total Qatar				52,582,738

Russia - 0.5%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	44,600,000	48,335,250	(j)

Saudi Arabia - 0.0%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	3,270,000	3,244,085	(c)

See Notes to Schedule of Investments.

52

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	$26,100,000	$25,887,285	(c)

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	23,730,000	24,898,703
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	16,620,000	17,804,175

Total Uruguay				42,702,878

TOTAL SOVEREIGN BONDS (Cost - $499,516,994)				512,234,268

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.0%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	26,363,776	29,142,388
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	34,387,157	33,063,049
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	38,591,574	39,603,121

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $96,575,277)				101,808,558

MUNICIPAL BONDS - 0.1%
Illinois - 0.1%
City of Chicago, IL, GO, Taxable Project, GO, Series B, Refunding	6.314%	1/1/44	5,380,000	5,467,102

Ohio - 0.0%
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable-combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	150,000	226,395

TOTAL MUNICIPAL BONDS (Cost - $5,590,418)				5,693,497

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
U.S. Treasury 2-Year Notes Futures, Put @ $105.25	5/24/19	2,655	2,655,000	41,487
U.S. Treasury 5-Year Notes Futures, Put @ $112.00	4/26/19	7,275	7,275,000	0	(h)
U.S. Treasury 5-Year Notes Futures, Put @ $112.25	4/26/19	9,063	9,063,000	0	(h)
U.S. Treasury 10-Year Notes Futures, Call @ $127.50	4/26/19	1,112	1,112,000	52,125

See Notes to Schedule of Investments.

53

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $128.50		4/26/19	14,619	$14,619,000	$456,844
U.S. Treasury 10-Year Notes Futures, Call @ $130.00		4/26/19	2,550	2,550,000	79,688
U.S. Treasury 10-Year Notes Futures, Call @ $135.00		5/24/19	425	425,000	6,641
U.S. Treasury 10-Year Notes Futures, Call @ $135.50		5/24/19	687	687,000	10,734
U.S. Treasury 10-Year Notes Futures, Put @ $124.25		4/26/19	320	320,000	175,000
U.S. Treasury 10-Year Notes Futures, Put @ $124.50		4/26/19	160	160,000	110,000
U.S. Treasury Long-Term Bonds Futures, Call @ $151.00		4/26/19	160	160,000	102,500
U.S. Treasury Long-Term Bonds Futures, Call @ $161.00		4/26/19	12	12,000	750
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00		4/26/19	481	481,000	22,547
U.S. Treasury Long-Term Bonds Futures, Put @ $148.00		4/26/19	40	40,000	17,500
U.S. Treasury Long-Term Bonds Futures, Put @ $148.50		4/26/19	64	64,000	38,000
U.S. Treasury Long-Term Bonds Futures, Put @ $149.00		4/26/19	120	120,000	95,625

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS					1,209,441

COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.31 Index, Call @ 65.00bps	Bank of America N.A.	4/17/19	96,500,000	96,500,000	371,070

TOTAL PURCHASED OPTIONS (Cost - $1,629,626)					1,580,511

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $10,348,446,923)					10,443,962,621

See Notes to Schedule of Investments.

54

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 9.2%
COMMERCIAL PAPER - 1.9%
Standard Chartered Bank	2.713%	7/24/19	$103,590,000	$102,720,051	(m)(n)
Sumitomo Mitsui Trust Bank Ltd.	2.713%	7/17/19	95,990,000	95,232,693	(m)(n)

TOTAL COMMERCIAL PAPER (Cost - $198,009,426)				197,952,744

			SHARES
MONEY MARKET FUNDS - 7.3%
Western Asset Government Cash Management Portfolio LLC (Cost - $755,956,617)	2.440%		755,956,617	755,956,617	(o)

TOTAL SHORT-TERM INVESTMENTS (Cost - $953,966,043)				953,909,361

TOTAL INVESTMENTS - 109.8% (Cost - $11,302,412,966)				11,397,871,982
Liabilities in Excess of Other Assets - (9.8)%				(1,019,155,933)

TOTAL NET ASSETS - 100.0%				$10,378,716,049

See Notes to Schedule of Investments.

55

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

*	Non-income producing security.

(a)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2019, the Fund held TBA securities with a total cost of $1,011,948,701.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on these securities is currently in default as of March 31, 2019.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of March 31, 2019.

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Securities traded on a when-issued or delayed delivery basis.

(m)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(n)	Rate shown represents yield-to-maturity.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2019, the total market value of investments in Affiliated Companies was $755,956,617 and the cost was $755,956,617 (Note 2).

See Notes to Schedule of Investments.

56

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
bps	— basis point spread. 100 basis points = 1.00%
CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
EDC	— Economic Development Corporation
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	4/26/19	$115.25	411	$411,000	$282,562
U.S. Treasury 5-Year Notes Futures, Call	4/26/19	116.25	2,063	2,063,000	402,931
U.S. Treasury 5-Year Notes Futures, Put	4/26/19	115.00	1,730	1,730,000	108,125
U.S. Treasury 5-Year Notes Futures, Put	4/26/19	115.25	332	332,000	36,313
U.S. Treasury 5-Year Notes Futures, Put	4/26/19	115.50	249	249,000	48,633
U.S. Treasury 5-Year Notes Futures, Put	4/26/19	116.25	415	415,000	256,133
U.S. Treasury 5-Year Notes Futures, Put	5/24/19	115.25	416	416,000	94,250
U.S. Treasury 10-Year Notes Futures, Call	4/26/19	122.50	460	460,000	812,187
U.S. Treasury 10-Year Notes Futures, Call	4/26/19	123.00	40	40,000	53,125
U.S. Treasury 10-Year Notes Futures, Call	4/26/19	123.50	237	237,000	222,187
U.S. Treasury 10-Year Notes Futures, Call	4/26/19	124.50	795	795,000	322,969
U.S. Treasury 10-Year Notes Futures, Call	4/26/19	125.00	1,241	1,241,000	310,250
U.S. Treasury 10-Year Notes Futures, Call	4/26/19	126.00	40	40,000	4,375
U.S. Treasury 10-Year Notes Futures, Call	5/24/19	123.00	396	396,000	587,812
U.S. Treasury 10-Year Notes Futures, Call	5/24/19	123.50	237	237,000	270,328
U.S. Treasury 10-Year Notes Futures, Call	5/24/19	125.00	800	800,000	362,500
U.S. Treasury 10-Year Notes Futures, Call	5/24/19	127.00	1	1,000	141
U.S. Treasury 10-Year Notes Futures, Put	4/5/19	123.50	595	595,000	37,187
U.S. Treasury 10-Year Notes Futures, Put	4/12/19	123.75	200	200,000	43,750
U.S. Treasury 10-Year Notes Futures, Put	4/26/19	121.00	160	160,000	0	(a)

See Notes to Schedule of Investments.

57

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SCHEDULE OF WRITTEN OPTIONS (continued)

	SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT		VALUE
	U.S. Treasury 10-Year Notes Futures, Put	4/26/19	$122.00		359	$359,000		$11,219
	U.S. Treasury 10-Year Notes Futures, Put	4/26/19	122.50		198	198,000		9,281
	U.S. Treasury 10-Year Notes Futures, Put	4/26/19	123.00		921	921,000		100,734
	U.S. Treasury 10-Year Notes Futures, Put	4/26/19	123.50		56	56,000		12,250
	U.S. Treasury 10-Year Notes Futures, Put	4/26/19	123.75		320	320,000		100,000
	U.S. Treasury 10-Year Notes Futures, Put	4/26/19	124.00		320	320,000		135,000
	U.S. Treasury 10-Year Notes Futures, Put	5/24/19	123.00		401	401,000		106,516
	U.S. Treasury 10-Year Notes Futures, Put	5/24/19	123.50		760	760,000		320,625
	U.S. Treasury Long-Term Bonds Futures, Call	4/26/19	146.00		53	53,000		199,578
	U.S. Treasury Long-Term Bonds Futures, Call	4/26/19	150.00		240	240,000		236,250
	U.S. Treasury Long-Term Bonds Futures, Call	4/26/19	153.00		320	320,000		85,000
	U.S. Treasury Long-Term Bonds Futures, Call	5/24/19	148.00		160	160,000		402,500
	U.S. Treasury Long-Term Bonds Futures, Put	4/26/19	144.00		179	179,000		8,391
	U.S. Treasury Long-Term Bonds Futures, Put	4/26/19	145.00		79	79,000		4,938
	U.S. Treasury Long-Term Bonds Futures, Put	4/26/19	146.00		280	280,000		30,625
	U.S. Treasury Long-Term Bonds Futures, Put	4/26/19	147.00		208	208,000		45,500
	U.S. Treasury Long-Term Bonds Futures, Put	4/26/19	147.50		160	160,000		50,000
	U.S. Treasury Long-Term Bonds Futures, Put	5/24/19	144.00		240	240,000		37,500
	U.S. Treasury Long-Term Bonds Futures, Put	5/24/19	145.00		120	120,000		28,125
	U.S. Treasury Long-Term Bonds Futures, Put	5/24/19	146.00		80	80,000		28,750

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $4,645,804)								$6,208,540

OTC WRITTEN OPTIONS

	COUNTERPARTY
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.31 Index, Put	Bank of America N.A.	4/17/19	80.00	bps	96,500,000	$96,500,000	‡	$9,034
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.31 Index, Put	Bank of America N.A.	6/19/19	70.00	bps	21,260,000	21,260,000	‡	21,182

TOTAL OTC WRITTEN OPTIONS (Premiums received - $132,642)								$30,216

TOTAL WRITTEN OPTIONS (Premiums received - $4,778,446)								$6,238,756

(a)	Value is less than $1.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

See Notes to Schedule of Investments.

58

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Abbreviation used in this schedule:

bps	— basis point spread. 100 basis points = 1.00%

At March 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	17,300	12/19	$4,197,735,772	$4,219,902,500	$22,166,728
90-Day Eurodollar	170	3/20	41,520,681	41,516,125	(4,556)
90-Day Eurodollar	2,257	6/20	548,412,063	551,695,438	3,283,375
U.S. Treasury 2-Year Notes	10,299	6/19	2,186,691,900	2,194,652,531	7,960,631
U.S. Treasury 5-Year Notes	16,035	6/19	1,841,493,507	1,857,304,065	15,810,558
U.S. Treasury Ultra Long-Term Bonds	5,920	6/19	962,815,643	994,560,000	31,744,357

					80,961,093

Contracts to Sell:
U.S. Treasury 10-Year Notes	25,251	6/19	3,097,781,471	3,136,647,656	(38,866,185)
U.S. Treasury Long- Term Bonds	4,465	6/19	650,644,462	668,215,156	(17,570,694)
U.S. Treasury Ultra 10-Year Note Futures	474	6/19	61,522,707	62,938,313	(1,415,606)

					(57,852,485)

Net unrealized appreciation on open futures contracts					$23,108,608

At March 31, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 2.750%, due 3/15/23)	$7,100,000	3/20/24	0.547%	1.000% quarterly	$150,844	$(75,479)	$226,323

See Notes to Schedule of Investments.

59

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (PrimeX.FRM.1)	$1,040,864	7/25/36	4.420% monthly	$104,056	$65,333	$38,723	(a),(b)

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID APPRECIATION (RECEIVED)	UNREALIZED (DEPRECIATION)
	$83,080,000	9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	$(378,495)
	162,570,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(1,318,447)
	214,280,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(24,792)	(2,130,506)
	242,840,000	12/18/21	3-Month LIBOR quarterly	2.851% semi-annually	1,006,518	2,251,687
	502,069,000	6/19/24	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.254% quarterly	—	116,518
	137,764,000	12/31/25	2.25% semi-annually	3-Month LIBOR quarterly	189,137	386,250
	370,455,000	12/31/25	2.250% annually	Daily Federal Funds Effective Rate annually	(2,274,267)	(2,189,952)
	579,105,000	1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(7,786,224)	1,402,800
	169,776,000	2/15/36	3-Month LIBOR quarterly	3.000% semi annually	96,540	10,099,659
	129,015,000	2/15/44	3.330% semi-annually	3-Month LIBOR quarterly	(5,599)	(17,376,919)
	112,628,000	5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	466,969	(6,024,492)
	125,948,000	5/15/44	3.000% semi-annually	3-Month LIBOR quarterly	98,182	(9,308,909)
	145,044,000	8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	(732,681)	(2,956,945)

Total	$2,974,574,000				$(8,966,217)	$(27,427,751)

See Notes to Schedule of Investments.

60

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.32 Index	$2,510,566,234	6/20/24	1.000% quarterly	$44,580,125	$40,393,069	$4,187,056
Markit CDX.NA.IG.32 Index	41,800,000	6/20/29	1.000% quarterly	(301,545)	(472,909)	171,364

Total	$2,552,366,234			$44,278,580	$39,920,160	$4,358,420

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Trustees(Note 1).

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

61

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

62

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

63

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$4,037,910,956	—		$4,037,910,956
Corporate Bonds & Notes:
Financials	—	1,100,953,395	$0	*	1,100,953,395
Other Corporate Bonds & Notes	—	2,024,141,538	—		2,024,141,538
Collateralized Mortgage Obligations	—	1,091,454,753	—		1,091,454,753
U.S. Government & Agency Obligations	—	979,056,402	—		979,056,402
Asset-Backed Securities	—	588,573,773	554,970		589,128,743
Sovereign Bonds	—	512,234,268	—		512,234,268
U.S. Treasury Inflation Protected Securities	—	101,808,558	—		101,808,558
Municipal Bonds	—	5,693,497	—		5,693,497
Purchased Options:
Exchange-Traded Purchased Options	$1,209,441	—	—		1,209,441
OTC Purchased Options	—	371,070	—		371,070

Total Long-Term Investments	1,209,441	10,442,198,210	554,970		10,443,962,621

Short-Term Investments:
Commercial Paper	—	197,952,744	—		197,952,744
Money Market Funds	—	755,956,617	—		755,956,617

Total Short-Term Investments	—	953,909,361	—		953,909,361

Total Investments	$1,209,441	$11,396,107,571	$554,970		$11,397,871,982

64

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$80,965,649	—	—	$80,965,649
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	$150,844	—	150,844
Centrally Cleared Interest Rate Swaps	—	14,256,914	—	14,256,914
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	4,358,420	—	4,358,420
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	—	$104,056	104,056

Total Other Financial Instruments	$80,965,649	$18,766,178	$104,056	$99,835,883

Total	$82,175,090	$11,414,873,749	$659,026	$11,497,707,865

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$6,208,540	—	—	$6,208,540
OTC Written Options	—	$30,216	—	30,216
Futures Contracts	57,857,041	—	—	57,857,041
Centrally Cleared Interest Rate Swaps	—	41,684,665	—	41,684,665

Total	$64,065,581	$41,714,881	—	$105,780,462

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by

65

Notes to Schedule of Investments (unaudited) (continued)

Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2019. The following transactions were effected in shares of such companies for the period ended March 31, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$556,786,010	$1,478,470,607	1,478,470,607	$1,279,300,000	1,279,300,000	—	$2,260,634	—	$755,956,617

66

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 91.9%
U.S. Treasury Bonds, Inflation Indexed	0.125%	4/15/20	29,021,220	$28,888,705
U.S. Treasury Bonds, Inflation Indexed	1.125%	1/15/21	13,117,638	13,286,986
U.S. Treasury Bonds, Inflation Indexed	0.125%	4/15/22	67,276,300	66,592,718
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	33,861,207	37,361,214
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	11,390,315	12,581,836
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	6,069,492	7,707,103
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	33,377,943	39,563,293
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	72,301,375	95,543,904
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	3,610,198	4,505,601
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	8,896,511	11,162,967
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	57,803,741	63,895,969
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	14,430,420	13,874,764
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	3,511,053	3,603,083
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	8,496,320	8,430,317

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $396,464,591)				406,998,460

CORPORATE BONDS & NOTES - 6.0%
ENERGY - 4.0%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	500,000	511,486

Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	390,000	425,122
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	1,650,000	2,008,546
Apache Corp., Senior Notes	2.625%	1/15/23	288,000	280,869
Apache Corp., Senior Notes	5.100%	9/1/40	300,000	295,504
Apache Corp., Senior Notes	4.750%	4/15/43	2,020,000	1,903,000
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	500,000	499,339
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	2,100,000	2,135,295
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,500,000	2,839,061
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	500,000	507,761
Noble Energy Inc., Senior Notes	3.900%	11/15/24	500,000	504,956
Noble Energy Inc., Senior Notes	5.250%	11/15/43	1,990,000	2,032,336
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	1,000,000	995,589
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	800,000	822,000
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,470,000	1,839,324

Total Oil, Gas & Consumable Fuels				17,088,702

TOTAL ENERGY				17,600,188

See Notes to Schedule of Investments.

1

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MATERIALS - 2.0%
Metals & Mining - 2.0%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	890,000		$918,925	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	980,000		953,582	(a)
ArcelorMittal, Senior Notes	6.125%	6/1/25	430,000		476,232
ArcelorMittal, Senior Notes	7.000%	10/15/39	580,000		661,405
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	500,000		541,578
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	440,000		444,742	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000		485,675	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	980,000		942,097	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,380,000		2,484,621
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	430,000		429,881
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	820,000		803,016

TOTAL MATERIALS					9,141,754

TOTAL CORPORATE BONDS & NOTES (Cost - $26,281,391)					26,741,942

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.1%
Brazil - 1.1%
Brazil Notas do Tesouro Nacional Serie B, Notes (Cost - $4,555,929)	6.000%	8/15/30	15,799,212	BRL	4,663,024

SOVEREIGN BONDS - 0.5%
Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	210,000		204,666
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000		213,256	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	400,000		410,353	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	1,330,000		1,312,819

TOTAL SOVEREIGN BONDS (Cost - $2,111,109)					2,141,094

ASSET-BACKED SECURITIES - 0.0%
Bear Stearns Asset Backed Securities Trust, 2003- ABF1, A (1 mo. USD LIBOR + 0.740%) (Cost - $20,233)	3.226%	1/25/34	20,923		19,998	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $429,433,253)					440,564,518

See Notes to Schedule of Investments.

2

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.2%
Western Asset Government Cash Management Portfolio LLC (Cost - $849,775)	2.440%	849,775	$849,775	(c)

TOTAL INVESTMENTS - 99.7% (Cost - $430,283,028)			441,414,293
Other Assets in Excess of Liabilities - 0.3%			1,299,288

TOTAL NET ASSETS - 100.0%			$442,713,581

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At March 31, 2019, the total market value of investments in Affiliated Companies was $849,775 and the cost was $849,775 (Note 2).

Abbreviations used in this schedule:

BRL	— Brazilian Real
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

At March 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
Euro-Bund	104	6/19	$19,134,268	$19,405,557	$(271,289)
U.S. Treasury 5-Year Notes	233	6/19	26,864,663	26,987,954	(123,291)
U.S. Treasury 10-Year Notes	57	6/19	6,960,581	7,080,469	(119,888)
U.S. Treasury Long-Term Bonds	106	6/19	15,571,723	15,863,563	(291,840)

Net unrealized depreciation on open futures contracts					$(806,308)

See Notes to Schedule of Investments.

3

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	300,000	USD	342,917	Citibank N.A.	4/17/19	$(5,865)
USD	282,809	EUR	250,000	Citibank N.A.	4/17/19	1,932
USD	340,564	EUR	300,000	Citibank N.A.	4/17/19	3,511
USD	422,522	EUR	364,000	Citibank N.A.	4/17/19	13,565

Total						$13,143

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$406,998,460	—	$406,998,460
Corporate Bonds & Notes	—	26,741,942	—	26,741,942
Non-U.S. Treasury Inflation Protected Securities	—	4,663,024	—	4,663,024
Sovereign Bonds	—	2,141,094	—	2,141,094
Asset-Backed Securities	—	19,998	—	19,998

Total Long-Term Investments	—	440,564,518	—	440,564,518

Short-Term Investments†	—	849,775	—	849,775

Total Investments	—	$441,414,293	—	$441,414,293

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$19,008	—	$19,008

Total	—	$441,433,301	—	$441,433,301

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$806,308	—	—	$806,308
Forward Foreign Currency Contracts	—	$5,865	—	5,865

Total	$806,308	$5,865	—	$812,173

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under

7

Notes to Schedule of Investments (unaudited) (continued)

the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2019. The following transactions were effected in shares of such companies for the period ended March 31, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$233,602	$30,116,173	30,116,173	$29,500,000	29,500,000	—	$16,187	—	$849,775

8

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 32.0%
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.0%
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	$1,506,953
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,527,025
AT&T Inc., Senior Notes	3.400%	5/15/25	31,645,000	31,343,260
AT&T Inc., Senior Notes	4.350%	6/15/45	25,026,000	23,002,423
AT&T Inc., Senior Notes	4.500%	3/9/48	13,290,000	12,491,405
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	5,310,000	7,623,923
Qwest Corp., Debentures	6.875%	9/15/33	4,760,000	4,741,459
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	7,244,000	7,307,385	(a)
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	170,000	172,592
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	6,255,064
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	11,673,862
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,477,375
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	4,485,000	4,589,487
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	910,000	925,925	(a)
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	6,660,000	6,823,203
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	27,705,000	28,057,257
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	5,622,000	5,366,714
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	6,032,232
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	27,937,000	29,570,846
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	5,021,885
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	15,185,000	16,072,654
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,291,819
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	1,154,769

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	$12,401,852
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	3,010,000	2,835,353
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	1,390,000	1,349,017
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	7,218,000	7,701,649
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,705,263
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	5,339,000	5,487,729

Total Diversified Telecommunication Services				247,510,380

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.375%	2/1/21	2,675,000	2,784,508
Viacom Inc., Senior Notes	4.250%	9/1/23	2,512,000	2,612,837
Viacom Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,752,337
Walt Disney Co., Senior Notes	4.500%	2/15/21	8,000	8,281	(a)
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	340,648	(a)
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	7,235,613	(a)
Walt Disney Co., Senior Notes	6.750%	1/9/38	200,000	276,139	(a)
Walt Disney Co., Senior Notes	6.900%	8/15/39	120,000	169,283	(a)

Total Entertainment				15,179,646

Media - 1.9%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	32,965,000	32,388,112	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	9/30/22	880,000	898,150
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	10,437,000	10,528,324	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	5,388,142	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	9,780,000	9,852,857
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	10,537,000	11,128,019

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	44,250,000	$43,949,939
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	20,944,991
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	15,910,000	16,018,745
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	7,431,365
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	450,000	470,767
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	2,956,826
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	3,871,004
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	3,995,214
Comcast Corp., Senior Notes	3.950%	10/15/25	23,330,000	24,420,943
Comcast Corp., Senior Notes	3.150%	3/1/26	2,900,000	2,888,068
Comcast Corp., Senior Notes	4.150%	10/15/28	55,830,000	58,815,322
Comcast Corp., Senior Notes	4.250%	10/15/30	14,475,000	15,391,815
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,806,433
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	254,242
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	70,604
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	2,851,477
Comcast Corp., Senior Notes	3.900%	3/1/38	17,500,000	17,221,661
Comcast Corp., Senior Notes	3.969%	11/1/47	221,000	213,549
Comcast Corp., Senior Notes	4.700%	10/15/48	3,410,000	3,702,236
Comcast Corp., Senior Notes	3.999%	11/1/49	2,626,000	2,559,020
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	400,000	408,500	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	21,394,000	18,051,187

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,240,000	$2,826,900
Fox Corp., Senior Notes	4.030%	1/25/24	8,000,000	8,298,108	(a)
Fox Corp., Senior Notes	4.709%	1/25/29	14,660,000	15,732,342	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	11,820,000	13,092,301	(a)
Fox Corp., Senior Notes	5.576%	1/25/49	4,120,000	4,643,699	(a)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	18,070,000	18,601,186	(a)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	22,040,000	22,034,311	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	11,230,000	11,605,189
NBCUniversal Media LLC, Senior Notes	5.950%	4/1/41	2,273,000	2,798,965
Time Warner Cable LLC, Senior Secured Notes	8.250%	4/1/19	15,880,000	15,880,000
Time Warner Cable LLC, Senior Secured Notes	5.000%	2/1/20	2,460,000	2,501,274
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	8,351,000	8,484,132
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	10,411,213
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	3,681,160
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	8,672,569
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,688,904
UBM PLC, Senior Notes	5.750%	11/3/20	6,060,000	6,267,786	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	1,540,000	1,555,400	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	200,000	204,000	(a)
Warner Media LLC, Senior Notes	6.250%	3/29/41	970,000	1,131,730

Total Media				479,588,681

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	3,680,000	3,753,669
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	3,050,000	3,042,280	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	12,095,000	12,729,987
Sprint Corp., Senior Notes	7.875%	9/15/23	2,900,000	3,045,000

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Sprint Corp., Senior Notes	7.625%	2/15/25	5,695,000	$5,823,138
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	2,875,000	2,881,325	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,690,000	1,713,238	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	34,820,000	35,425,058
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	11,260,000	11,180,253

Total Wireless Telecommunication Services				79,593,948

TOTAL COMMUNICATION SERVICES				821,872,655

CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	315,000	323,269

Automobiles - 0.3%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	1,590,000	1,553,660	(a)
Daimler Finance North America LLC, Senior Notes	2.450%	5/18/20	2,260,000	2,248,666	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	4,330,000	3,401,072
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,057,355
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	3,750,000	3,697,615
Ford Motor Credit Co. LLC, Senior Notes	5.750%	2/1/21	2,940,000	3,028,829
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	12,560,000	13,009,686
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,097,352
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	1,876,370
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	3,627,417
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	7,884,439
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	3,110,000	3,077,744
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,729,146
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	7,934,081

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	$935,768
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,276,472

Total Automobiles				60,435,672

Diversified Consumer Services - 0.0%
Service Corp. International, Senior Notes	7.500%	4/1/27	3,592,000	4,148,760

Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	4,400,000	4,367,000	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	336,000
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	4,009,000	4,199,027
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	3,130,000	3,190,378	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	605,000	612,562
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	4,930,000	5,003,950
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,820,000	11,179,871
McDonald’s Corp., Senior Notes	3.500%	3/1/27	9,650,000	9,787,719
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	4,441,822
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,881,000	1,906,864	(a)
Sands China Ltd., Senior Notes	4.600%	8/8/23	18,048,000	18,639,768
Sands China Ltd., Senior Notes	5.125%	8/8/25	15,550,000	16,229,357
Sands China Ltd., Senior Notes	5.400%	8/8/28	4,620,000	4,851,462
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	9,017,437	(a)

Total Hotels, Restaurants & Leisure				93,763,217

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	5,640,000	5,738,700
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,383,750
Lennar Corp., Senior Notes	5.000%	6/15/27	820,000	825,125
Lennar Corp., Senior Notes	4.750%	11/29/27	8,000,000	8,033,740
Newell Brands Inc., Senior Notes	3.850%	4/1/23	3,320,000	3,284,853
Newell Brands Inc., Senior Notes	4.200%	4/1/26	5,000,000	4,776,817

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - (continued)
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	$4,769,625
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	2,342,000	2,353,710

Total Household Durables				31,166,320

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	15,397,209
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	7,077,913
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	12,055,169
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	8,790,858
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	463,695

Total Internet & Direct Marketing Retail				43,784,844

Specialty Retail - 0.0%
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,520,000	1,443,905

Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	1,177,000	1,186,063	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	4,769,596	(a)

Total Textiles, Apparel & Luxury Goods				5,955,659

TOTAL CONSUMER DISCRETIONARY				241,021,646

CONSUMER STAPLES - 2.7%
Beverages - 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	37,240,000	37,384,693	(a)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	22,150,800	(a)
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	5,177,000	5,163,061
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	19,690,000	19,982,921
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	18,900,000	18,732,912
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	15,450,000	15,728,798
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	13,410,000	13,981,898
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	9,240,000	9,404,348

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	52,920,000	$56,430,853
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	1,500,000	1,648,682
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,395,000	1,462,274
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	6,830,000	6,915,375	(a)
Diageo Capital PLC, Senior Notes	4.828%	7/15/20	620,000	637,241
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,665,512
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,388,216
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	6,635,000	6,285,636
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	5,195,507
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	10,485,000	10,896,032	(a)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	4,170,000	4,741,711	(a)

Total Beverages				253,796,470

Food & Staples Retailing - 0.2%
CVS Pass-Through Trust, Secured Trust	5.298%	1/11/27	280,753	293,380	(a)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	3,403,909	3,671,064
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	9,155,706	9,992,222
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	2,179,329	2,485,251
Kroger Co. (The), Senior Notes	5.150%	8/1/43	780,000	773,907
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	12,000,000	11,755,272
Walmart Inc., Senior Notes	3.700%	6/26/28	25,130,000	26,493,108

Total Food & Staples Retailing				55,464,204

Food Products - 0.4%
Danone SA, Senior Notes	2.077%	11/2/21	15,860,000	15,557,225	(a)
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	20,219,515	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	6,275,006	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	2,963,000	3,031,543	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	9,526,000	9,722,369
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	190,000	192,159

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Kraft Heinz Foods Co., Senior Notes	3.500%	7/15/22	3,730,000	$3,767,071
Kraft Heinz Foods Co., Senior Notes	4.000%	6/15/23	690,000	709,208
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	4,916,000	4,958,563
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,593,000	4,285,502
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	4,610,000	4,550,212
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	90,000	91,238	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	6,470,000	6,591,312	(a)
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	9,347,686	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	4,884,938	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	7,490,000	7,480,495	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	690,000	697,093	(a)

Total Food Products				102,361,135

Household Products - 0.0%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	7,400,000	7,492,500

Tobacco - 1.1%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	11,971,236
Altria Group Inc., Senior Notes	4.750%	5/5/21	11,110,000	11,547,861
Altria Group Inc., Senior Notes	3.490%	2/14/22	5,980,000	6,076,573
Altria Group Inc., Senior Notes	2.850%	8/9/22	5,100,000	5,090,253
Altria Group Inc., Senior Notes	3.800%	2/14/24	8,880,000	9,043,064
Altria Group Inc., Senior Notes	4.400%	2/14/26	32,230,000	33,157,833
Altria Group Inc., Senior Notes	4.800%	2/14/29	26,770,000	27,622,762
Altria Group Inc., Senior Notes	5.800%	2/14/39	15,190,000	16,093,729
Altria Group Inc., Senior Notes	5.375%	1/31/44	3,720,000	3,718,067
Altria Group Inc., Senior Notes	5.950%	2/14/49	8,290,000	8,909,656
Altria Group Inc., Senior Notes	6.200%	2/14/59	4,650,000	5,013,745
BAT Capital Corp., Senior Notes	3.557%	8/15/27	15,851,000	15,023,140
BAT Capital Corp., Senior Notes	4.540%	8/15/47	43,950,000	38,572,504
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	23,600,000	23,490,934
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,541,988
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,164,510
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	14,687,647
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	3,047,513

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - (continued)
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,160,000	$2,184,524
Reynolds American Inc., Senior Notes	3.250%	6/12/20	3,842,000	3,848,218
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	7,791,803

Total Tobacco				263,597,560

TOTAL CONSUMER STAPLES				682,711,869

ENERGY - 4.7%
Energy Equipment & Services - 0.1%
Baker Hughes a GE Co., LLC, Senior Notes	3.200%	8/15/21	2,487,000	2,509,092
Halliburton Co., Senior Notes	3.800%	11/15/25	13,610,000	13,922,651
Halliburton Co., Senior Notes	4.850%	11/15/35	5,440,000	5,710,818
Halliburton Co., Senior Notes	5.000%	11/15/45	8,510,000	9,061,899
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	720,000	735,050	(a)

Total Energy Equipment & Services				31,939,510

Oil, Gas & Consumable Fuels - 4.6%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	6,470,000	8,081,742
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	12,852,000	13,327,345
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	2,360,000	2,572,533
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	20,822,000	23,987,142
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,880,000	1,772,101
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	13,540,000	16,482,246
Antero Resources Corp., Senior Notes	5.375%	11/1/21	6,584,000	6,633,380
Apache Corp., Senior Notes	3.250%	4/15/22	2,526,000	2,529,062
Apache Corp., Senior Notes	4.375%	10/15/28	2,060,000	2,077,227
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	1,099,949
Apache Corp., Senior Notes	5.100%	9/1/40	15,199,000	14,971,241
Apache Corp., Senior Notes	4.750%	4/15/43	5,980,000	5,633,633
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	16,466,048
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	5,520,000	5,630,400	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	$4,783,670
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	7,280,339
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	16,310,000	16,512,139
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	17,380,000	17,708,197
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	520,900
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,676,122
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	2,390,000	2,462,210
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	21,110,000	21,549,275
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	3,080,000	3,237,850
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	1,091,000	1,125,094
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	5,000	5,163
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	7,301,000	7,556,535
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	2,510,000	2,484,900
Chevron Corp., Senior Notes	2.954%	5/16/26	12,640,000	12,743,381
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	17,516,000	17,478,244
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	35,600,000	36,048,631
Concho Resources Inc., Senior Notes	4.375%	1/15/25	6,173,000	6,347,849
Concho Resources Inc., Senior Notes	4.300%	8/15/28	14,428,000	14,896,449
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	1,101,558
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	12,408
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	54,044
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	897,683
Continental Resources Inc., Senior Notes	4.500%	4/15/23	7,040,000	7,293,999

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	4,270,000	$4,302,710
Continental Resources Inc., Senior Notes	4.375%	1/15/28	7,940,000	8,166,458
Devon Energy Corp., Senior Notes	3.250%	5/15/22	5,750,000	5,807,202
Devon Energy Corp., Senior Notes	5.850%	12/15/25	13,826,000	15,701,144
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	10,948,932
Devon Energy Corp., Senior Notes	4.750%	5/15/42	410,000	412,380
Devon Energy Corp., Senior Notes	5.000%	6/15/45	24,090,000	25,266,276
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	4,420,000	4,624,425
Ecopetrol SA, Senior Notes	5.875%	5/28/45	27,530,000	28,631,200
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	16,930,000	17,661,780
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	3,015,000	3,165,125
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	6,950,000	7,459,331
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	1,330,000	1,491,835
Energy Transfer Partners LP/Regency Energy Finance Corp.	4.500%	11/1/23	510,000	531,597
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	6,181,823
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	19,083,000	20,071,682
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,682,000	6,020,559
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	11,719,114
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	24,631,940
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	2,050,000	2,154,343	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	7,310,000	8,012,330	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	3,151,000	3,623,382
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	2,087,000	2,647,992
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	4,510,000	4,552,766
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	12,600,000	12,951,079

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	16,590,000	$17,152,890
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	4,220,047
MEG Energy Corp., Secured Notes	6.500%	1/15/25	680,000	672,472	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	325,062	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	960,000	900,000	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	10,462,877
MPLX LP, Senior Notes	4.875%	6/1/25	7,870,000	8,384,291
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	9,324,509
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	11,225,803
MPLX LP, Senior Notes	4.700%	4/15/48	22,620,000	21,644,290
MPLX LP, Senior Notes	5.500%	2/15/49	9,296,000	9,929,772
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,245
Noble Energy Inc., Senior Notes	3.850%	1/15/28	12,560,000	12,384,119
Noble Energy Inc., Senior Notes	5.250%	11/15/43	6,205,000	6,337,007
Noble Energy Inc., Senior Notes	5.050%	11/15/44	1,741,000	1,731,085
Noble Energy Inc., Senior Notes	4.950%	8/15/47	4,490,000	4,441,468
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	6,087,000	6,102,217
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,170,000	5,244,301
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,660,554
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	7,460,000	7,427,093
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,705,000	6,247,500
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	2,710,000	2,875,383
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	12,890,000	13,212,526
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	7,630,000	7,980,003
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	3,125,000	3,306,250
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	15,364,072
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	94,124,275
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	8,499,118

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	16,560,000	$16,444,080
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	23,200,000	24,270,332
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	4,544,880
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,490,000	13,729,275
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	3,165,200
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	12,604,980
QEP Resources Inc., Senior Notes	6.875%	3/1/21	5,370,000	5,531,100
Range Resources Corp., Senior Notes	5.875%	7/1/22	1,440,000	1,461,600
Range Resources Corp., Senior Notes	5.000%	3/15/23	8,140,000	8,007,725
Range Resources Corp., Senior Notes	4.875%	5/15/25	4,010,000	3,739,325
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	3,164,449
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	10,900,000	10,949,836	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	7,580,000	7,821,761	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,014,693
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,432,659
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	6,305,737
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	7,105,907
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	15,062,785
Shell International Finance BV, Senior Notes	4.000%	5/10/46	20,780,000	21,637,975
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	692,452
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	18,554,567	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	12,824,900

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	3,510,000	$3,505,612
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	3,145,000	3,339,990	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	1,010,000	1,037,775
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,573,687	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	5,300,000	5,770,375	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	35,460,000	44,368,998
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	5,450,000	5,539,925
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,480,000	2,504,800
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	4,750,000	4,852,179
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	7,903,000	8,737,540
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	4,033,606
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,890,519
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	5,341,088
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	8,178,614
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	4,226,044
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	991,352
WPX Energy Inc., Senior Notes	6.000%	1/15/22	270,000	281,475
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,440,000	1,627,200

Total Oil, Gas & Consumable Fuels				1,156,834,320

TOTAL ENERGY				1,188,773,830

FINANCIALS - 11.9%
Banks - 9.0%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	4,912,000	4,896,350	(a)
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	8,542,053	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	4/15/19	12,050,000	$9,537,274	(b)(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	8,678,216
Banco Santander SA, Senior Notes	4.379%	4/12/28	32,000,000	32,387,224
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.917%	4/12/23	6,200,000	6,127,524	(c)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	7,780,000	8,239,448	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	4,090,000	4,337,793	(b)(c)
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	29,344,245
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	241,138
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	14,496,560
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	16,312,732
Bank of America Corp., Senior Notes	5.000%	1/21/44	39,300,000	44,225,779
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	39,831,585	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	26,602,714	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	21,315,585	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	7,214,972	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	85,750,000	87,385,313	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,130,000	8,293,467	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	9,040,000	$9,325,536	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	14,580,834
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,387,774
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,181,508
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	12,000,000	12,339,620
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	3,658,794	(c)
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	5,000,000	4,961,173	(a)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	11,277,541	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	6,759,664	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	46,530,000	47,917,405	(a)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	52,040,000	54,002,803	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	16,350,000	17,665,990	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	10,023,871	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	10,910,000	10,731,703	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,445,621	(a)
CIT Group Inc., Senior Notes	4.750%	2/16/24	8,610,000	8,943,638
CIT Group Inc., Senior Notes	5.250%	3/7/25	5,730,000	6,111,332
Citigroup Inc., Junior Subordinated Notes (5.350% to 5/15/23 then 3 mo. USD LIBOR + 3.466%)	5.350%	5/15/23	6,200,000	6,108,395	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.900% to 2/15/23 then 3 mo. USD LIBOR + 4.230%)	5.900%	2/15/23	2,140,000	$2,181,377	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	6,159,414	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	28,020,000	28,606,879	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	8,170,000	8,317,754	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,303,550
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	26,425,656
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	3,220,721
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	65,050,000	63,969,467	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	7,640,000	7,782,845	(c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	16,280,000	16,717,133	(c)
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	725,332
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	19,781,792
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	27,711,460
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	11,698,723
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	38,920,000	40,024,425
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,044,409
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	157,466
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	3,611,858
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	1,974,015
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	2,158,471
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	4,210,910	(a)
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	5,050,000	5,072,837	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	11,522,000	$11,781,245	(a)(b)(c)
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	8,520,000	8,492,106
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	10,434,000	10,602,061	(a)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	24,060,000	25,146,879
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	32,450,000	33,480,338
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	8,420,000	9,508,269
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	16,980,000	17,489,400	(a)(b)(c)
Credit Agricole SA, Senior Notes	2.500%	4/15/19	8,480,000	8,479,198	(a)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	11,180,000	10,797,537	(a)(c)
Danske Bank AS, Senior Notes	5.000%	1/12/22	21,380,000	21,935,621	(a)
Danske Bank AS, Senior Notes	5.375%	1/12/24	18,650,000	19,408,115	(a)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	10,710,000	10,974,229
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	17,967,000	18,463,819
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	21,490,000	21,475,709	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	10,440,000	10,511,357	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	24,390,000	24,168,905	(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	26,610,000	26,854,411
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,817,523
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	19,275,000	19,534,181

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	47,560,000	$50,033,555	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,462,806
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	17,750,000	18,142,830
ING Bank NV, Senior Notes	2.500%	10/1/19	6,050,000	6,042,143	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	13,820,000	14,907,841	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	9,160,000	8,923,540	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	7,160,000	6,992,985	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	36,780,000	35,573,688	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	13,320,000	13,015,447	(a)
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	9,648,766
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	11,013,793
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	4,220,000	4,207,607
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,843,097
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	9,920,823
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	20,567
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	29,652,480	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	35,640,000	37,003,882	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	18,900,000	19,732,675	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	7,130,000	7,595,397	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,277,448

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	20,000,000	$20,663,711
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,209,940
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	20,670,000	22,906,346
Lloyds Bank PLC, Senior Notes	2.700%	8/17/20	2,110,000	2,105,100
Lloyds Bank PLC, Senior Notes	6.500%	9/14/20	100,000	104,328	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	1,015,645	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	10,706,967
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	18,830,000	19,299,226
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	207,298
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	3,000,000	2,883,391	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,607,282
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.998%	2/22/22	7,240,000	7,258,348
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	14,640,000	15,025,753	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	9,960,000	9,896,394
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	11,940,000	12,077,886
Royal Bank of Scotland Group PLC, Senior Notes (3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	3,160,894	(c)
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	15,990,000	16,178,018	(c)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	10,230,720	(c)
Royal Bank of Scotland Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	5,663,014	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	$6,630,050
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	13,728,308
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	16,100,765
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	24,833,378
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	3,560,000	3,672,165	(a)
Santander UK PLC, Senior Notes	2.375%	3/16/20	6,130,000	6,110,785
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	750,000	769,708	(a)
Standard Chartered PLC, Subordinated Notes	3.950%	1/11/23	2,130,000	2,147,358	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	19,190,000	20,871,224	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	10,680,000	10,499,437
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	13,040,000	13,192,484
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	14,710,000	14,884,675
UBS AG, Senior Notes	4.500%	6/26/48	3,490,000	3,914,077	(a)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,650,000	41,284,750	(a)(b)(c)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	32,680,000	32,850,563	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	4,880,000	5,042,831	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	29,370,000	30,568,730	(a)
UniCredit SpA, Senior Notes	6.572%	1/14/22	23,840,000	24,957,679	(a)
US Bank NA, Senior Notes	3.150%	4/26/21	11,950,000	12,066,445
Wachovia Capital Trust III Ltd. Gtd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/29/19	38,301,000	37,861,496	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	3,480,000	$3,721,669	(b)(c)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	14,414,187
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,840,000	12,191,108
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	28,802,495
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	23,420,000	24,503,930
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	23,440,000	23,550,117	(c)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	6,937,471
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,897,780
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	36,290,000	37,815,707
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	9,164,757
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,127,040
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	21,037,116
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	17,494,339
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	3,064,518
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	23,660,962
Wells Fargo Capital X, Ltd. Gtd.	5.950%	12/15/36	5,612,000	6,181,253
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	1,525,000	1,518,812
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	12,004,000	11,988,330

Total Banks				2,257,480,701

Capital Markets - 1.8%
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	5,518,263
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	2,000,000	2,058,670	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	19,940,000	$19,561,866	(a)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	6,730,000	7,035,690
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	21,835,000	23,718,126
Goldman Sachs Capital II Ltd. Gtd. (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	4/29/19	413,000	318,619	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	26,367,579
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	3,946,000	4,093,227
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,590,557
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	12,610,000	12,637,868
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,263,074
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,518,060
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	9,982,847
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	10,501,121
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	36,536,624
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,030,000	21,333,739
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	34,600,000	34,306,531	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	5,709,999	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	78,315,000	77,653,570	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	21,650,000	$22,145,402	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	24,753,790
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	10,545,329
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	21,841,000	23,132,217
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,498,726	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/24/19	5,550,000	0	*(b)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	3.378%	8/19/65	190,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	5,280,000	0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes	5.500%	7/24/20	1,710,000	1,768,560
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	43,070,000	43,263,683	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	11,760,000	12,396,314	(c)

Total Capital Markets				453,210,051

Consumer Finance - 0.1%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	2,699,000	2,867,688
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,690,000	4,598,662
American Express Credit Corp., Senior Notes	2.375%	5/26/20	12,230,000	12,192,698
Navient Corp., Senior Notes	8.000%	3/25/20	60,000	62,550

Total Consumer Finance				19,721,598

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	8,550,000	8,557,269
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,590,000	2,646,973
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	1,180,000	1,224,861

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
Ahold Lease USA Inc. Pass-Through-Trust	8.620%	1/2/25	6,003,498		$6,953,665
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000		5,945,923
DAE Funding LLC, Senior Notes	4.500%	8/1/22	50,000		50,500	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	6,310,000		6,499,300	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	17,167,000		16,960,706
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	5,171,000		4,788,183
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.850%	12/21/65	2,870,000		2,267,300	(a)(c)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	8,880,000		10,089,787
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000		3,818,606
Magnolia Finance X Ltd., 2015-3GNA A1 (3 mo. GBP LIBOR + 2.483%)	3.408%	3/12/20	43,655,765	GBP	55,437,964	(a)(c)(e)(f)
Magnolia Finance X Ltd., 2015-3GNA A2 (3 mo. GBP LIBOR + 3.750%)	4.675%	3/12/20	14,404,186	GBP	18,291,714	(a)(c)(e)(f)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	9,280,000		9,534,272	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,170,000		1,167,075	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000		2,903,414	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	22,950,000		23,065,284	(a)

Total Diversified Financial Services					180,202,796

Insurance - 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	298,643		421,087	(a)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.592%	2/12/23	1,293,052		1,305,983	(a)(c)
American International Group Inc., Junior Subordinated Notes (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/87	446,000		442,180

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
American International Group Inc., Senior Notes	3.750%	7/10/25	12,460,000	$12,480,163
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000	20,545,171
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	2,900,000	2,315,933
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	4,100,000	4,081,161
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,520,565
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	10,870,771	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	5,493,000	5,899,125
MetLife Inc., Senior Notes	4.750%	2/8/21	2,030,000	2,104,244
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	313,179
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	3,726,000	3,710,151	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	8,678,982	(a)

Total Insurance				78,688,695

TOTAL FINANCIALS				2,989,303,841

HEALTH CARE - 3.1%
Biotechnology - 0.4%
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	9,459,822
Amgen Inc., Senior Notes	2.125%	5/1/20	3,318,000	3,305,959
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,520,291
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	1,947,184
Celgene Corp., Senior Notes	2.250%	8/15/21	10,330,000	10,170,861
Celgene Corp., Senior Notes	3.550%	8/15/22	4,650,000	4,750,145
Celgene Corp., Senior Notes	3.625%	5/15/24	2,200,000	2,234,886
Celgene Corp., Senior Notes	3.875%	8/15/25	9,750,000	9,978,288
Celgene Corp., Senior Notes	5.250%	8/15/43	3,712,000	3,979,283
Celgene Corp., Senior Notes	5.000%	8/15/45	15,520,000	16,310,499
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	2,500,000	2,497,620
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	412,272
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,107,468
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,592,020

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Biotechnology - (continued)
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	$6,462,158
Gilead Sciences Inc., Senior Notes	4.150%	3/1/47	7,660,000	7,402,943

Total Biotechnology				87,131,699

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	6,580,000	6,846,024
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	7,465,326
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	11,753,384
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	19,160,000	19,171,219
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	3,922,000	3,984,305
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	2,880,000	2,976,458
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	1,026,635
Medtronic Inc., Senior Notes	3.500%	3/15/25	26,870,000	27,733,289

Total Health Care Equipment & Supplies				80,956,640

Health Care Providers & Services - 1.7%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,564,558
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,169,763
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,326,029
Anthem Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,317,343
Anthem Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,171,183
Anthem Inc., Senior Notes	3.650%	12/1/27	12,660,000	12,659,301
Anthem Inc., Senior Notes	4.375%	12/1/47	4,000,000	3,982,846
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	5,440,000	5,369,645
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	7,100,000	6,934,324
Centene Corp., Senior Notes	5.625%	2/15/21	2,660,000	2,703,225
Centene Corp., Senior Notes	4.750%	5/15/22	5,032,000	5,138,930
Centene Corp., Senior Notes	6.125%	2/15/24	7,362,000	7,723,106
Centene Corp., Senior Notes	4.750%	1/15/25	3,120,000	3,190,200
Centene Corp., Senior Notes	5.375%	6/1/26	5,030,000	5,262,638	(a)
Cigna Corp., Senior Notes	3.400%	9/17/21	9,330,000	9,429,075	(a)
Cigna Corp., Senior Notes	3.750%	7/15/23	24,540,000	25,175,073	(a)
Cigna Corp., Senior Notes	4.125%	11/15/25	8,050,000	8,339,144	(a)
Cigna Corp., Senior Notes	4.375%	10/15/28	22,000,000	22,840,808	(a)
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,356,034
CVS Health Corp., Senior Notes	3.350%	3/9/21	8,290,000	8,356,303
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,222,041

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	3.700%	3/9/23	28,650,000	$29,126,818
CVS Health Corp., Senior Notes	4.100%	3/25/25	13,250,000	13,615,301
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,504,468
CVS Health Corp., Senior Notes	4.300%	3/25/28	89,790,000	91,062,135
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	12,631,137
CVS Health Corp., Senior Notes	5.050%	3/25/48	9,550,000	9,635,229
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,440,510	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	810,386	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	2,045,000	2,124,769	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	822,413
HCA Inc., Senior Notes	5.875%	2/15/26	738,000	798,885
HCA Inc., Senior Notes	5.625%	9/1/28	140,000	148,400
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	15,756,725
HCA Inc., Senior Secured Notes	4.750%	5/1/23	4,150,000	4,352,719
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	350,247
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,960,000	3,176,041
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	1,830,876
HCA Inc., Senior Secured Notes	5.500%	6/15/47	5,920,000	6,303,014
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,481,583
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	8,434,408
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,562,677
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,647,774
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	632,968
Medtronic Global Holdings SCA, Senior Notes	3.350%	4/1/27	10,300,000	10,489,379
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	10,392,000	10,415,513
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,048,628
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	6,088,000	6,123,689
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	2,748,018
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	12,358,370

Total Health Care Providers & Services				433,664,649

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.7%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	7,230,000	$7,298,285
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	10,140,000	10,281,608
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	2,770,000	2,717,085
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	15,252,000	15,180,091
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,030,000	1,094,375	(a)
Bausch Health Cos. Inc., Senior Notes	5.625%	12/1/21	2,387,000	2,387,716	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	15,361,000	15,245,793	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	5,150,000	5,613,758	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	4,550,000	4,825,275	(a)
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	3,560,000	3,576,771
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	10,285,978
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	30,104,845
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	6,700,000	6,718,030
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	7,246
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	3,190,000	3,127,658
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	5,973,000	5,856,270
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	4,849,000	4,838,716
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	41,889,000	39,951,757
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	4,680,000	4,177,971
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	6,494,029

Total Pharmaceuticals				179,783,257

TOTAL HEALTH CARE				781,536,245

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,238,582
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,295,401
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	13,547,858

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	$2,628,204
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	16,702,377
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	29,252,515
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,555,566
United Technologies Corp., Senior Notes	3.950%	8/16/25	14,150,000	14,709,252
United Technologies Corp., Senior Notes	4.125%	11/16/28	11,520,000	11,979,002
United Technologies Corp., Senior Notes	4.500%	6/1/42	4,109,000	4,254,499

Total Aerospace & Defense				103,163,256

Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	2.500%	4/1/23	5,090,000	5,079,595
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	3,680,000	3,680,366
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	4,080,000	4,171,800	(a)

Total Air Freight & Logistics				12,931,761

Airlines - 0.1%
Air 2 U.S. Pass-Through Certificates	8.027%	10/1/19	275,408	278,678	(a)
Continental Airlines Pass-Through Trust	6.703%	6/15/21	19,016	20,252
Continental Airlines Pass-Through Trust	5.983%	4/19/22	8,008,137	8,432,569
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	6,148,797	6,732,010

Total Airlines				15,463,509

Commercial Services & Supplies - 0.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	7,980,000	8,012,807
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	7,707,474
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,000,000	2,062,500
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	2,505,000	2,567,625
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	3,060,000	3,174,750
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	3,620,000	3,819,100

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	490,000	$496,125
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,278,758
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,450,737
Waste Management Inc., Senior Notes	3.500%	5/15/24	4,440,000	4,551,732
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,280,000	1,650,007

Total Commercial Services & Supplies				41,771,615

Electrical Equipment - 0.1%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	1,373,000	1,490,926
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	25,114,430
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	6,611,347

Total Electrical Equipment				33,216,703

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	5.500%	1/8/20	1,640,000	1,675,884
General Electric Co., Senior Notes	4.375%	9/16/20	4,836,000	4,929,831
General Electric Co., Senior Notes	4.650%	10/17/21	410,000	425,097
General Electric Co., Senior Notes	6.750%	3/15/32	8,010,000	9,257,956
General Electric Co., Senior Notes	6.150%	8/7/37	2,100,000	2,298,585
General Electric Co., Senior Notes	5.875%	1/14/38	10,903,000	11,614,009
General Electric Co., Senior Notes	6.875%	1/10/39	35,494,000	42,033,480
General Electric Co., Senior Notes	4.500%	3/11/44	8,660,000	7,924,394
General Electric Co., Subordinated Notes	5.300%	2/11/21	4,382,000	4,536,916

Total Industrial Conglomerates				84,696,152

Machinery - 0.0%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	1,265,000	1,266,581	(a)
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	5,268,000	5,267,096
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,470,630

Total Machinery				9,004,307

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	$9,085,347
Union Pacific Corp., Senior Notes	3.950%	9/10/28	28,460,000	29,861,920
Union Pacific Corp., Senior Notes	4.500%	9/10/48	23,430,000	24,904,817

Total Road & Rail				63,852,084

Trading Companies & Distributors - 0.0%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	3,066,000	3,027,675	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	3,790,000	3,595,762	(a)

Total Trading Companies & Distributors				6,623,437

Transportation Infrastructure - 0.1%
DP World PLC, Senior Notes	5.625%	9/25/48	24,030,000	25,069,874	(a)

TOTAL INDUSTRIALS				395,792,698

INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.0%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	3,720,000	3,307,750	(a)
Harris Corp., Senior Notes	4.854%	4/27/35	2,988,000	3,211,217
Harris Corp., Senior Notes	5.054%	4/27/45	6,087,000	6,722,950

Total Communications Equipment				13,241,917

IT Services - 0.3%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	18,509,000	18,999,488	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	26,550,919
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	18,199,320

Total IT Services				63,749,727

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	9,800,000	9,398,773
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,248,903
Intel Corp., Senior Notes	3.734%	12/8/47	3,104,000	3,126,996

Total Semiconductors & Semiconductor Equipment				16,774,672

Software - 0.8%
Microsoft Corp., Senior Notes	1.550%	8/8/21	18,543,000	18,107,094
Microsoft Corp., Senior Notes	2.400%	2/6/22	14,850,000	14,835,443
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	19,521,540
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,326,975
Microsoft Corp., Senior Notes	2.400%	8/8/26	74,200,000	72,005,967
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	41,564,413
Microsoft Corp., Senior Notes	3.450%	8/8/36	770,000	778,635
Microsoft Corp., Senior Notes	4.100%	2/6/37	4,530,000	4,933,537

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Microsoft Corp., Senior Notes	3.950%	8/8/56	3,840,000	$4,010,885
salesforce.com Inc., Senior Notes	3.250%	4/11/23	11,370,000	11,656,179
salesforce.com Inc., Senior Notes	3.700%	4/11/28	3,480,000	3,645,917

Total Software				195,386,585

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	2.000%	11/13/20	11,350,000	11,272,328
Apple Inc., Senior Notes	1.550%	8/4/21	5,190,000	5,083,774
Apple Inc., Senior Notes	2.450%	8/4/26	32,030,000	30,974,324
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	37,507,000	38,494,268	(a)

Total Technology Hardware, Storage & Peripherals				85,824,694

TOTAL INFORMATION TECHNOLOGY				374,977,595

MATERIALS - 1.4%
Chemicals - 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	12,930,000	13,083,143	(a)
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,525,069
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	2,937,997
Nutrien Ltd., Senior Notes	4.875%	3/30/20	330,000	336,604
OCP SA, Senior Notes	4.500%	10/22/25	10,510,000	10,430,523	(a)

Total Chemicals				29,313,336

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	940,000	942,350	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	4,500,000	4,539,375	(a)
Ball Corp., Senior Notes	4.000%	11/15/23	2,790,000	2,817,900
Berry Global Inc., Secured Notes	4.500%	2/15/26	1,620,000	1,543,374	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	1,789,865	1,798,815
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	5,190,000	5,280,825	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	$2,295,100
WestRock RKT LLC, Senior Notes	3.500%	3/1/20	2,855,000	2,869,306

Total Containers & Packaging				22,087,045

Metals & Mining - 1.1%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	7,835,000	8,324,688	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	5,150,000	5,578,068	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	435,000	449,138	(a)
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	12,605,000	12,646,027	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,371,129	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	9,980,618	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	12,771,193	(a)
ArcelorMittal, Senior Notes	6.250%	2/25/22	3,510,000	3,788,902
ArcelorMittal, Senior Notes	6.125%	6/1/25	630,000	697,735
ArcelorMittal, Senior Notes	4.550%	3/11/26	7,985,000	8,172,164
ArcelorMittal, Senior Notes	7.000%	10/15/39	3,490,000	3,979,835
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	1,722,218
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	9,674,819
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	9,592,498
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	983,000	993,131
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	8,971,988
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	28,735,000	31,853,466	(a)(c)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	8,240,000	8,312,100
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	3,860,000	3,826,225
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	2,091,000	2,224,301

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	40,000	$39,524
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	128,375
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,172,000	3,671,402
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,185,924	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	2,010,000	2,002,705	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	29,060,000	28,663,941	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,200,000	3,261,219	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	29,218,000	29,532,879	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	18,190,000	17,668,856	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	24,800,000	25,890,174
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	664,260
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	7,561,569
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	10,135,627

Total Metals & Mining				278,336,698

Paper & Forest Products - 0.1%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	16,220,000	16,138,900

TOTAL MATERIALS				345,875,979

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	634,000	541,677
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	400,000	378,000
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	24,499,990	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	635,354	(a)

TOTAL REAL ESTATE				26,055,021

UTILITIES - 0.7%
Electric Utilities - 0.7%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	196,166
Duke Energy Carolinas LLC	5.300%	2/15/40	3,000,000	3,625,428
Duke Energy Ohio Inc.	3.650%	2/1/29	7,740,000	8,042,229

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	$402,420
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	5,824,383
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	19,308,933
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	15,802,000	16,046,989
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	56,186,000	74,384,530
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	10,344,000	11,108,453
Pacific Gas & Electric Co., Senior Notes	3.500%	10/1/20	7,370,000	6,817,250	*(d)
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	8,470,000	7,432,425	*(d)
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,326,249
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	5,873,189

Total Electric Utilities				164,388,644

Multi-Utilities - 0.0%
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,622,319

TOTAL UTILITIES				169,010,963

TOTAL CORPORATE BONDS & NOTES (Cost - $7,828,641,817)				8,016,932,342

MORTGAGE-BACKED SECURITIES - 29.6%
FHLMC - 8.1%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/49	110,250,000	113,495,054	(i)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	4/1/49	176,800,000	184,536,515	(i)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	4/1/49	3,100,000	3,283,094	(i)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/19-9/1/39	2,763,821	3,138,528
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	8/1/19-11/1/36	25,001	26,904
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	7/1/20-12/1/38	3,773,145	4,123,945
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	6/1/23-1/1/49	119,656,473	127,026,311
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-9/1/47	47,567,426	50,013,190
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/25-11/1/48	404,561,613	418,020,444
Federal Home Loan Mortgage Corp. (FHLMC) Gold	2.500%	6/1/27	2,385,675	2,385,935

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	775,804	$886,048
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/49	620,086,545	630,814,843
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-4/1/49	482,936,359	481,510,732

Total FHLMC				2,019,261,543

FNMA - 13.7%
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	6	6
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-9/1/57	280,828,307	296,540,564
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-2/1/41	25,880,328	28,554,905
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,140,000	3,161,347
Federal National Mortgage Association (FNMA)	2.950%	7/1/27	21,420,000	21,489,510
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	11,484,831	11,352,698
Federal National Mortgage Association (FNMA)	3.740%	11/1/28	17,720,000	18,548,366
Federal National Mortgage Association (FNMA)	3.530%	1/1/29	7,300,000	7,631,792
Federal National Mortgage Association (FNMA)	3.600%	1/1/29	518,627	544,649
Federal National Mortgage Association (FNMA)	3.770%	1/1/29	12,138,000	12,935,246
Federal National Mortgage Association (FNMA)	3.790%	1/1/29	4,775,000	5,094,353
Federal National Mortgage Association (FNMA)	3.800%	1/1/29	3,705,000	3,957,614
Federal National Mortgage Association (FNMA)	3.820%	1/1/29	14,898,000	15,940,973
Federal National Mortgage Association (FNMA)	3.830%	1/1/29	4,880,000	5,221,562
Federal National Mortgage Association (FNMA)	3.660%	2/1/29	18,650,000	19,710,137
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-5/1/40	12,171,826	13,911,283

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	3,858,852	$4,420,022
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	2,491	2,894
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-11/1/48	256,910,106	273,249,897
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-3/1/57	600,779,268	610,500,197
Federal National Mortgage Association (FNMA)	3.000%	4/1/34-5/1/49	59,900,000	60,207,015	(i)
Federal National Mortgage Association (FNMA)	3.500%	4/1/34-4/1/49	785,700,000	798,569,075	(i)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	35,670,865	38,672,852
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-11/1/48	468,064,229	466,853,222
Federal National Mortgage Association (FNMA)	4.000%	4/1/42- 6/1/57	475,547,960	492,766,514
Federal National Mortgage Association (FNMA)	4.000%	4/1/49	170,500,000	175,389,979	(i)
Federal National Mortgage Association (FNMA)	5.000%	4/1/49	45,200,000	47,792,655	(i)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.944%)	4.281%	11/1/35	31,871	33,025	(c)

Total FNMA				3,433,052,352

GNMA - 7.8%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	29,089	31,082
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	71,589	77,626
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	2,821,269	3,177,480
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	7,169,387	7,867,468
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	10,602	10,788
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	6,145,801	6,757,289

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	22,739,092	$22,915,048
Government National Mortgage Association (GNMA)	4.000%	4/15/47-4/15/48	28,647,780	29,752,854
Government National Mortgage Association (GNMA)	3.500%	6/15/48	8,718,796	8,947,232
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-1/20/49	213,919,920	224,620,082
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	1,714,725	1,981,997
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	4,354,807	4,821,130
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-1/20/49	355,284,122	369,940,202
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-11/20/47	60,954,982	62,364,026
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-5/20/48	114,971,296	118,807,167
Government National Mortgage Association (GNMA) II	3.000%	1/20/47-3/20/48	302,910,109	304,529,672
Government National Mortgage Association (GNMA) II	3.000%	4/20/49	57,200,000	57,450,251	(i)
Government National Mortgage Association (GNMA) II	3.500%	4/20/49	329,100,000	336,241,210	(i)
Government National Mortgage Association (GNMA) II	4.000%	4/20/49	257,000,000	265,367,560	(i)
Government National Mortgage Association (GNMA) II	4.500%	4/20/49	132,100,000	137,221,455	(i)

Total GNMA				1,962,881,619

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $7,363,048,510)				7,415,195,514

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.9%
U.S. Government Agencies - 0.6%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000	3,453,631
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	45,010,000	62,062,783
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	83,870,000	82,800,515

Total U.S. Government Agencies				148,316,929

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - 13.3%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	$4,634,838
Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,028,807
U.S. Treasury Bonds	3.750%	11/15/43	409,880,000	480,600,310
U.S. Treasury Bonds	2.500%	2/15/45	266,460,000	251,476,829
U.S. Treasury Bonds	3.000%	5/15/45	622,540,000	646,067,636
U.S. Treasury Bonds	2.875%	8/15/45	539,930,000	547,259,129
U.S. Treasury Bonds	3.000%	5/15/47	255,716,000	265,070,610
U.S. Treasury Bonds	2.750%	8/15/47	127,085,000	125,302,831
U.S. Treasury Bonds	2.750%	11/15/47	206,740,000	203,808,491
U.S. Treasury Bonds	3.000%	2/15/48	2,590,000	2,680,346
U.S. Treasury Bonds	3.125%	5/15/48	150,460,000	159,575,760
U.S. Treasury Bonds	3.000%	8/15/48	108,599,000	112,440,265
U.S. Treasury Bonds	3.375%	11/15/48	5,880,000	6,545,290
U.S. Treasury Bonds	3.000%	2/15/49	24,570,000	25,461,142
U.S. Treasury Notes	1.875%	12/15/20	94,230,000	93,526,956
U.S. Treasury Notes	2.000%	12/31/21	13,510,000	13,428,993
U.S. Treasury Notes	1.875%	2/28/22	43,670,000	43,225,624
U.S. Treasury Notes	1.875%	4/30/22	71,400,000	70,641,375
U.S. Treasury Notes	2.875%	9/30/23	560,000	575,137
U.S. Treasury Notes	2.125%	3/31/24	96,530,000	96,003,987
U.S. Treasury Notes	2.125%	11/30/24	68,830,000	68,266,723
U.S. Treasury Notes	3.000%	9/30/25	69,500,000	72,379,092
U.S. Treasury Notes	3.125%	11/15/28	5,000	5,305
U.S. Treasury Notes	2.625%	2/15/29	22,630,000	23,048,566
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,351,177

Total U.S. Government Obligations				3,326,405,219

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,356,515,198)				3,474,722,148

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 10.8%
Alternative Loan Trust, 2006-18CB A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.600%)	18.658%	7/25/36	7,938,245	11,529,938	(c)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.400%)	18.458%	8/25/36	3,135,777	4,191,939	(c)
Alternative Loan Trust, 2006-43CB 1A10	6.000%	2/25/37	5,685,625	4,746,234

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Alternative Loan Trust, 2006-43CB 3A3 (-1.000 x 1 mo. USD LIBOR + 6.630%)	4.145%	2/25/37	15,169,565	$3,775,504	(c)
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	5,719,503	5,305,751
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	2.688%	7/20/46	453,170	352,327	(c)
Banc of America Alternative Loan Trust, 2004-11 2CB1	6.000%	12/25/34	6,029,739	5,894,947
Banc of America Funding Trust, 2015-R2 10A1 (1 mo. USD LIBOR + 0.190%)	2.676%	6/29/37	10,296,535	10,304,866	(a)(c)
Banc of America Funding Trust, 2015-R2 3A1 (1 mo. USD LIBOR + 0.260%)	2.746%	4/29/37	9,096,589	9,093,589	(a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	2.746%	4/29/37	25,428,000	24,824,784	(a)(c)
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	33,260,000	29,793,952	(a)(c)
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	4.875%	7/15/37	16,390,000	16,454,367	(a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	14,673,768	13,010,775	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2004-AC6 A1	5.750%	11/25/34	3,277,748	3,241,849
Bear Stearns Asset Backed Securities I Trust, 2006-AC4 A2 (-4.33% x 1 mo. USD LIBOR + 33.583%)	22.813%	7/25/36	3,242,222	5,114,404	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	2.656%	3/25/37	19,362,968	17,806,652	(c)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 66.365%)	9.120%	7/15/20	93,060,000	93,869,473	(a)(c)
BX Trust, 2017-IMC F (1 mo. USD LIBOR + 4.250%)	6.734%	10/15/32	37,710,000	37,723,500	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	2.686%	10/25/36	436,017	415,316	(a)(c)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	3.414%	11/15/36	25,085,000	25,104,975	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	$2,892,664
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	9,465,407	(c)
Citigroup Mortgage Loan Trust, 2006-AR9 1A4 (1 mo. USD LIBOR + 0.240%)	2.726%	11/25/36	1,656,779	1,659,602	(c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.049%	8/25/35	63,217	54,367	(c)
COBALT CMBS Commercial Mortgage Trust, 2007-C2 AJFL (1 mo. LIBOR + 0.270%)	2.754%	4/15/47	61,655	61,013	(a)(c)
Cold Storage Trust, 2017-ICE3 A (1 mo. USD LIBOR + 1.000%)	3.484%	4/15/36	20,980,000	21,007,543	(a)(c)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 A3	3.528%	12/10/47	590,000	606,984
Commercial Mortgage Pass-Through Certificates, 2015-DC1 C	4.351%	2/10/48	3,070,000	3,075,590	(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,809,153
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,543,651	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.084%	10/10/46	730,000	757,823	(c)
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	8,410,000	8,816,507	(c)
Commercial Mortgage Trust, 2014-CR21 C	4.418%	12/10/47	11,948,000	12,282,540	(c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	7,252,207	(c)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.159%	6/15/38	1,527,656	867,259	(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	5,899,773	3,990,960
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	4,702,792	3,586,192	(c)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	12,933,230	(a)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	1,970,000	1,815,688	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Credit Suisse Mortgage Trust, 2015-2R 7A1	4.320%	8/27/36	18,364,213	$18,863,973	(a)(c)
Credit Suisse Mortgage Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.620%)	8.104%	7/15/32	23,400,000	23,035,334	(a)(c)
CSMC Trust, 2014-USA D	4.373%	9/15/37	10,950,000	10,549,238	(a)
CSMC Trust, 2015-4R 3A3 (1 mo. USD LIBOR + 0.310%)	3.110%	10/27/36	48,456,954	28,265,125	(a)(c)
CSMC Trust, 2015-GLPA A	3.881%	11/15/37	4,004,378	4,198,872	(a)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	21,440,900	(a)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	209,654,994	205,456,926	(a)(c)
CSMC Trust, 2018-PLUM A (1 mo. USD LIBOR + 3.231%)	5.715%	8/15/20	33,625,000	33,667,468	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, 20K015 X1, IO	1.569%	7/25/21	19,439,660	589,838	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K007 X1, IO	1.034%	4/25/20	60,110,502	457,447	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.479%	10/25/21	7,579,162	247,250	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF57 A (1 mo. USD LIBOR + 0.540%)	3.030%	12/25/28	6,100,000	6,114,405	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	7,915,255	8,906,486
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	12,384,841	13,396,911
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	3.806%	11/15/36	1,354,495	198,683	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	3.946%	2/15/37	7,478,732	1,160,811	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	3.546%	9/15/37	1,962,862	$262,141	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO	0.250%	1/15/38	867,147	5,788
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	3.746%	1/15/40	2,961,006	427,700	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	5,402,806	5,689,184
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3768 MB, PAC-1	4.000%	12/15/39	17,840,083	18,490,386
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.466%	10/15/41	8,924,865	1,347,849	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	4.006%	12/15/41	5,672,455	1,059,966	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.566%	8/15/39	3,450,860	427,417	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.516%	8/15/42	1,879,356	342,345	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	4,868,299	648,616
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	3,583,719	323,711
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.716%	5/15/39	3,262,809	280,082	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.766%	9/15/42	3,398,111	493,998	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	3,917,154	345,187
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	2,629,190	320,233
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO	1.522%	4/15/41	7,699,501	387,472	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	50,410,903	$50,106,774
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	38,257,237	37,957,216
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	55,958,169	55,409,851
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 20353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.516%	12/15/46	24,827,812	4,437,702	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	954,686	85,184
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.681%	2/15/38	1,392,945	87,367	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.616%	8/15/44	11,129,501	2,132,013	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (1 mo. USD LIBOR + 1.800%)	4.286%	7/25/30	55,580,000	54,342,628	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 3.000%)	5.486%	7/25/24	70,681,625	75,095,226	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C01 2M2 (1 mo. USD LIBOR + 4.550%)	7.036%	2/25/25	4,806,729	5,147,107	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M1 (1 mo. USD LIBOR + 0.950%)	3.436%	10/25/29	24,448,642	24,500,228	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	6.736%	1/25/31	19,130,000	19,425,180	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	7.486%	7/25/25	27,140,094	30,264,410	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M1 A2	3.555%	9/25/28	65,930,000	69,098,253	(c)
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	1.667%	10/25/35	3,200,508	277,796	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	2.656%	12/25/36	5,003,128	$437,424	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	2.656%	12/25/36	5,935,074	514,109	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	1.425%	4/25/36	2,048,892	139,411
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	2.676%	7/25/36	3,886,067	397,031	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	19,331,985	19,967,366
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	3.995%	4/25/40	2,464,269	445,152	(c)
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	4.215%	10/25/26	1,247,134	109,774	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000% x 1 mo. USD LIBOR + 6.500%)	4.015%	4/25/42	3,070,005	531,706	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	4,613,769	4,996,844
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.165%	2/25/41	1,410,085	147,125	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	456,305	403,888
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.165%	3/25/42	5,172,700	699,231	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-075 AO, PO	0.000%	3/25/42	273,035	241,671

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	2,429,242	$199,301
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.665%	12/25/42	4,238,537	738,051	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.665%	12/25/42	3,321,838	600,840	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.665%	12/25/42	10,817,359	1,830,400	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	1,620,369	127,861
Federal National Mortgage Association (FNMA) REMIC, 2013-014 IG, IO	4.000%	3/25/43	8,525,971	1,470,610
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	4,956,104	358,494
Federal National Mortgage Association (FNMA) REMIC, 2013-029 QI, IO	4.000%	4/25/43	8,222,229	1,402,554
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.465%	12/25/43	16,879,969	3,114,111	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.665%	6/25/43	8,275,022	1,591,326	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.665%	3/25/42	5,627,076	708,605	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.465%	8/25/55	14,376,707	733,819	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.665%	8/25/45	3,678,059	767,364	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 1 mo. LIBOR + 6.000%)	3.515%	11/25/45	21,512,800	3,881,965	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.615%	9/25/46	23,333,195	$3,427,065	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 1 mo. LIBOR + 6.100%)	3.615%	9/25/46	10,557,882	1,497,795	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.615%	10/25/57	43,721,833	7,673,413	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.715%	11/25/47	14,694,348	2,226,599	(c)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	1,132,884	1,256,127
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	1,526,896	1,635,658
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	6,900,522	8,096,622
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.115%	7/25/42	729,759	123,252	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	6,117,825	7,006,811
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	17,125,519	18,842,061
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.647%	8/25/44	7,355,146	384,833	(c)
Federal National Mortgage Association (FNMA) STRIPS, 20384 14, IO	5.500%	1/25/40	660,850	139,865
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	1,252,861	261,811
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	568,593	112,902
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	301,710	66,425	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	256,723	48,518	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	361,383	$66,929
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	1,562,672	342,657
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	4,959,921	354,723
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	5,758,914	1,068,416
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	3,964,207	738,361
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	249,008	17,438
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	1,710,395	346,939
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	2.816%	6/25/37	10,720,051	5,916,120	(c)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	86,010,061	85,576,656	(a)(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	185,528,673	965,194	(a)
GE Business Loan Trust, 2007-1A A (1 mo. USD LIBOR + 0.170%)	2.654%	4/15/35	3,429,677	3,365,492	(a)(c)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.439%	12/10/49	34,897,000	8,424,956	(c)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. LIBOR + 6.990%)	4.502%	4/20/36	732,044	97,129	(c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. LIBOR + 6.580%)	4.092%	8/20/37	2,852,627	468,484	(c)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	27,921,674	30,916,682
Government National Mortgage Association (GNMA), 2010-118 IO	0.095%	4/16/53	2,849,867	9,381	(c)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	7,100,000	7,451,025
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	16,818,694	17,399,393

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	3.479%	5/20/60	621,366	$628,416	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.859%	8/20/58	1,582,562	1,578,381	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	2.889%	12/20/60	349,745	348,782	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	2.909%	12/20/60	7,181,003	7,167,149	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	280,307	23,291
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.959%	2/20/61	2,168,623	2,166,910	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	2.989%	3/20/61	7,781,628	7,781,620	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	3.009%	3/20/61	6,695,835	6,698,879	(c)
Government National Mortgage Association (GNMA), 2012-034 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.562%	3/20/42	1,967,693	282,324	(c)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	4,906,513	322,588
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	2,069,028	130,096
Government National Mortgage Association (GNMA), 2012-098 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.618%	8/16/42	3,696,461	600,061	(c)
Government National Mortgage Association (GNMA), 2012-152 IO	0.789%	1/16/54	73,433,458	3,779,877	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.944%	11/20/42	2,442,256	$84,462	(c)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 x 1 mo. LIBOR + 5.600%)	3.112%	8/20/44	754,750	98,974	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	5,895,598	486,266
Government National Mortgage Association (GNMA), 2014-176 IA, IO, PAC	4.000%	11/20/44	981,565	181,231
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.618%	10/16/46	7,944,503	1,580,075	(c)
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.662%	2/20/46	28,049,609	4,616,508	(c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	6,047,608	1,250,914
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.228%	7/20/67	38,589,805	5,209,469	(c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.578%	9/20/67	30,240,328	2,863,384	(c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.001%	10/20/67	15,221,965	1,729,215	(c)(f)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.174%	11/20/67	4,644,864	543,681	(c)
Government National Mortgage Association (GNMA), 2018-108 A	3.250%	5/16/59	19,172,942	19,161,049	(c)
Government National Mortgage Association (GNMA), 2018-123 AH	3.250%	9/16/52	556,448	554,946
Government National Mortgage Association (GNMA), 2018-129 AG	3.100%	5/16/59	2,345,368	2,330,407

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	11,200,796	$11,233,762
Government National Mortgage Association (GNMA), 2018-98 A	3.000%	10/16/50	1,680,058	1,662,756
Government National Mortgage Association (GNMA), 2018-99 A	3.200%	1/16/52	2,882,340	2,879,207
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	2.809%	2/20/68	20,597,667	20,497,750	(c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	2.809%	5/20/68	35,577,222	35,397,241	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	2.809%	5/20/68	17,146,643	17,044,334	(c)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	2.809%	7/20/68	10,786,022	10,716,481	(c)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. USD LIBOR + 0.250%)	3.250%	10/20/68	7,420,073	7,390,676	(c)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.012%	3/20/39	429,842	11,251	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	3.992%	4/20/40	548,219	83,922	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.162%	1/20/40	307,884	25,524	(c)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	3.126%	10/25/45	2,661,841	2,662,378	(c)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. USD LIBOR + 0.560%)	3.046%	11/25/45	16,644,220	11,785,466	(c)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	2.716%	4/25/36	816,458	1,041,170	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	3.784%	9/15/31	139,880,000	$137,998,474	(a)(c)
GS Mortgage Securities Trust, 2013- GC16 B	5.161%	11/10/46	4,302,000	4,650,429	(c)
GS Mortgage Securities Trust, 2015- GC30 B	4.013%	5/10/50	16,340,000	16,732,734	(c)
GS Mortgage Securities Trust, 2017- GS8 A4	3.469%	11/10/50	5,490,000	5,591,814
GSR Mortgage Loan Trust, 2005- AR7 1A1	4.577%	11/25/35	836,203	673,718	(c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. USD LIBOR + 0.480%)	2.962%	6/19/35	4,415,846	4,391,546	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	2.975%	6/19/45	2,401,422	1,571,933	(c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	2.662%	11/19/46	218,360	185,303	(c)
HarborView Mortgage Loan Trust, 2006-2 1A	4.961%	2/25/36	815,687	536,362	(c)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	3.006%	11/25/35	3,554,557	3,239,007	(c)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.986%	5/25/37	8,402,530	8,375,607	(a)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	3.969%	8/25/35	178,921	149,513	(c)
IndyMac INDX Mortgage Loan Trust, 2006-AR2 1A1B (1 mo. USD LIBOR + 0.210%)	2.696%	4/25/46	5,854,643	5,445,284	(c)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	1.591%	12/26/36	18,386,177	11,500,958	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.892%	1/15/47	1,602,000	1,709,605	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	6,149,240
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.277%	7/15/48	19,921,000	20,647,587	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.617%	8/15/48	10,543,000	$11,145,442	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	644,845
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.032%	4/17/45	5,123,628	2,838,032	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	8,561,841	6,559,459	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.607%	2/12/49	16,493,229	11,949,344	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.201%	2/15/51	1,908,137	1,777,370	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	47,100,000	10,146,122	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	6.234%	5/15/28	17,273,394	17,079,473	(a)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	107,589,728	108,637,222	(a)(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	42,390,145	42,282,517	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	147,296,452	146,922,467	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A1 (1 mo. USD LIBOR + 0.300%)	2.782%	9/27/36	10,701,340	10,447,514	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	2.603%	9/27/36	13,941,616	10,387,720	(a)(c)
Lehman Mortgage Trust, 2006-7 3A4 (-1.000 x 1 mo. USD LIBOR + 7.150%)	4.665%	11/25/36	8,040,369	2,521,452	(c)
Lone Star Portfolio Trust, 2015- LSMZ M (1 mo. USD LIBOR + 7.218%)	9.701%	9/15/20	7,113,192	7,075,336	(a)(c)
Lone Star Portfolio Trust, 2015-LSP E (1 mo. USD LIBOR + 5.600%)	8.334%	9/15/28	38,778,969	39,141,653	(a)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. USD LIBOR + 7.150%)	9.634%	9/15/28	13,844,281	13,949,206	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
LSTAR Securities Investment Ltd., 2017-8R A (1 mo. USD LIBOR + 2.500%)	4.982%	11/5/22	9,546,865	$9,522,119	(a)(c)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	4.669%	7/25/34	316,229	300,713	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	2.696%	4/25/46	188,967	171,905	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,664,186	1,566,469	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	2.836%	5/25/35	2,454,337	1,929,447	(a)(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	2,403,051	2,430,599	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	5,496,131	4,031,550	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	867,894	636,621	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	5.920%	9/12/49	5,967,001	3,848,716	(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	559,254	562,980
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	4.282%	7/25/34	19,272	18,920	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.674%	7/25/35	1,345,422	1,191,100	(c)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	3.102%	4/26/47	16,350,019	16,127,743	(a)(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	2.829%	4/16/36	55,233,146	49,493,947	(a)(c)
Multifamily Trust, 2016-1 B	11.159%	4/25/46	4,761,965	4,836,390	(a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5	5.476%	5/25/35	78,583	57,890
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	3.010%	2/26/46	10,116,599	9,039,953	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Prime Mortgage Trust, 2006-1 3A2 (-1.000 x 1 mo. USD LIBOR + 7.150%)	4.665%	6/25/36	13,719,758	$2,437,668	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	31,937,908	25,791,055	(a)
RALI Series Trust, 2007-QS4 3A9	6.000%	3/25/37	2,705,832	2,486,532
RAMP Series Trust, 2004-SL4 A5	7.500%	7/25/32	578,733	431,205
RAMP Series Trust, 2005-SL1 A7	8.000%	5/25/32	283,098	227,436
RBSGC Mortgage Loan Trust, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	2.936%	1/25/37	8,992,679	5,789,866	(c)
RBSSP Resecuritization Trust, 2009-12 9A2	4.355%	3/25/36	10,409,248	9,514,701	(a)(c)
Reperforming Loan REMIC Trust, 2006-R2 AS	3.347%	7/25/36	16,328,566	1,814,228	(a)(c)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	13,788	12,094
Residential Asset Securitization Trust, 2004-A2 1A3, PAC (1 mo. USD LIBOR + 0.400%)	2.886%	5/25/34	12,508	12,181	(c)
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	3.434%	6/15/33	31,270,000	31,288,337	(a)(c)
Shops at Crystals Trust, 2016-CSTL A	3.126%	7/5/36	11,160,000	10,934,999	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	4.487%	7/25/34	1,099	1,106	(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	2.666%	7/25/46	146,428	136,411	(c)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	3.222%	10/19/33	101,070	96,829	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2002-9 A2 (1 mo. USD LIBOR + 0.600%)	3.086%	10/25/27	16,488	16,389	(c)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	2.836%	4/25/36	18,716,093	5,403,705	(c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,542,198

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	$6,093,966
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.860%	2/15/51	13,811,917	12,040,539	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	4.346%	9/25/33	9,827	10,144	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.480%)	2.966%	11/25/45	36,174,175	27,062,396	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	11,296,487	11,452,223	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	2.975%	3/25/37	15,379,659	1,409,124	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	2.916%	6/25/37	5,977,703	4,935,538	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.287%	7/15/46	450,000	463,513	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,710,886
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA	1.230%	11/15/50	32,097,408	2,603,231	(c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	8,107,611
Wells Fargo Mortgage Backed Securities Trust, 2004-Y 1A2 (1 year Treasury Constant Maturity Rate + 2.490%)	4.915%	11/25/34	30,647	31,654	(c)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR2 1A1	4.887%	3/25/36	38,390,752	39,059,419	(c)
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	4.619%	8/27/35	904	907	(a)(c)
WFRBS Commercial Mortgage Trust, 2012-C7 XA	1.387%	6/15/45	181,124	6,129	(a)(c)
WFRBS Commercial Mortgage Trust, 2013-C14 D	3.979%	6/15/46	3,030,000	2,782,134	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - continued
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000		$284,105	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.060%	3/15/47	46,305,735		1,809,267	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,757,957,639)					2,714,935,913

SOVEREIGN BONDS - 6.7%
Argentina - 0.5%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	67.546%	6/21/20	67,940,000	ARS	1,730,895	(c)
Argentine Bonos del Tesoro	18.200%	10/3/21	626,050,000	ARS	10,247,623
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	5,430,000		4,971,165
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	50,540,000		43,691,830
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	11,600,000		9,873,050
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	1,390,000		1,070,474
Argentine Republic Government International Bond, Senior Notes	7.125%	7/6/36	3,600,000		2,778,750
Argentine Republic Government International Bond, Senior Notes	3.750%	12/31/38	3,260,000		1,894,875
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	5,450,000		4,312,313
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	47,420,000		35,031,525
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	9,210,000		7,529,175	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,550,000		1,290,375	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	7,890,000		5,779,425	(a)

Total Argentina					130,201,475

Brazil - 1.4%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	497,723,000	BRL	132,683,526
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	270,145,000	BRL	72,868,447
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	34,396,000	BRL	9,312,898

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - (continued)
Brazilian Government International Bond, Senior Notes	2.625%	1/5/23	4,490,000		$4,369,893
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	18,440,000		18,619,974
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	25,970,000		26,132,572
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	34,140,000		31,549,627
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	50,990,000		50,766,919

Total Brazil					346,303,856

China - 0.3%
China Government Bond, Senior Notes	3.380%	11/21/24	115,500,000	CNH	17,511,138	(k)
China Government Bond, Senior Notes	3.390%	5/21/25	59,000,000	CNH	8,929,024	(k)
China Government Bond, Senior Notes	3.310%	11/30/25	273,500,000	CNH	41,128,734	(k)

Total China					67,568,896

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000		21,712,834

Ecuador - 0.0%
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	14,140,000		13,500,165	(a)

Egypt - 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	15,630,000		15,549,037	(a)

Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	5.875%	3/13/20	310,000		319,313	(k)
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	510,000		529,426	(k)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	24,750,000		25,108,330	(k)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	370,000		375,357	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	7,620,000		8,260,476	(k)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	10,410,000		10,421,118	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,010,000		$2,933,546
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	5,050,000		5,075,088	(k)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	22,340,000		23,820,673	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,610,000		3,849,267	(k)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	23,930,000		25,966,587	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	3,900,000		4,000,948	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	28,860,000		28,487,186

Total Indonesia					139,147,315

Kenya - 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	7,780,000		8,005,698	(k)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	8,110,000		8,212,023	(a)

Total Kenya					16,217,721

Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	24,270,000		24,841,558	(a)

Mexico - 2.1%
Mexican Bonos, Bonds	6.500%	6/9/22	2,253,009,800	MXN	111,896,885
Mexican Bonos, Bonds	10.000%	12/5/24	324,780,000	MXN	18,385,055
Mexican Bonos, Bonds	8.000%	11/7/47	4,039,060,000	MXN	197,698,932
Mexican Bonos, Senior Notes	7.750%	11/23/34	381,940,000	MXN	18,736,267
Mexican Bonos, Senior Notes	7.750%	11/13/42	2,668,886,200	MXN	127,832,640
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	11,650,000		10,948,088
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	38,120,000		37,011,661

Total Mexico					522,509,528

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		$8,055,147	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		9,291,729	(a)

Total Nigeria					17,346,876

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		3,148,436
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,180,000		18,228,390

Total Peru					21,376,826

Poland - 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	34,880,000		36,533,940

Qatar - 0.3%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	22,950,000		23,688,554	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	50,690,000		53,428,882	(a)

Total Qatar					77,117,436

Russia - 0.8%
Russian Federal Bond - OFZ	7.000%	1/25/23	1,326,230,000	RUB	19,659,493
Russian Federal Bond - OFZ	7.000%	8/16/23	3,299,070,000	RUB	48,736,387
Russian Federal Bond - OFZ	7.750%	9/16/26	256,110,000	RUB	3,832,965
Russian Federal Bond - OFZ	8.150%	2/3/27	2,696,040,000	RUB	41,329,145
Russian Federal Bond - OFZ	7.050%	1/19/28	6,370,818,000	RUB	90,625,044

Total Russia					204,183,034

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000		26,710,520	(a)

TOTAL SOVEREIGN BONDS (Cost - $1,872,053,562)					1,680,821,017

ASSET-BACKED SECURITIES - 3.2%
Airspeed Ltd., 2007-1A G1W (1 mo. USD LIBOR + 0.270%)	2.754%	4/15/24	2,623,691		2,353,272	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	2.333%	9/25/34	1,653,527		1,617,334	(c)
Bear Stearns Asset Backed Securities Trust, 2004-SD3 A3 (1 mo. USD LIBOR + 1.140%)	3.626%	9/25/34	227		228	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	5.102%	12/27/39	7,100,000	$7,337,413	(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	3.990%	10/25/37	47,370,000	47,210,643	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	4.240%	10/25/37	108,930,000	96,930,968	(a)(c)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	36,638,237	38,369,979	(a)
Conseco Finance Corp., 201999-3 A9	6.530%	2/1/31	14,323,860	13,797,323	(c)
ContiMortgage Home Equity Loan Trust, 201997-4 B1F	7.330%	10/15/28	64,719	165,908	(c)
Countrywide Asset-Backed Certificates, 2003-BC3 A2 (1 mo. USD LIBOR + 0.620%)	3.106%	9/25/33	415,410	408,566	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	2.826%	12/25/36	60,086	31,698	(a)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	2.624%	7/15/36	45,341	43,666	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	2.634%	11/15/36	535,934	470,785	(c)
Countrywide Home Equity Loan Trust, 2007-B A (1 mo. USD LIBOR + 0.150%)	2.634%	2/15/37	7,071,684	6,821,886	(c)
CWHEQ Revolving Home Equity Loan Trust Series, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	2.624%	1/15/37	5,460,496	5,195,821	(c)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	49,520,000	51,715,737
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	2.986%	10/25/34	3,450,590	3,449,967	(a)(c)
Green Tree Home Improvement Loan Trust, 201996-A B2	7.400%	2/15/26	2,628	2,729
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	2.886%	10/25/46	6,644,811	6,340,551	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Hertz Vehicle Financing II LP, 2015-1A C	4.350%	3/25/21	14,481,000	$14,475,293	(a)
Hertz Vehicle Financing II LP, 2016-2A D	5.970%	3/25/22	10,226,000	10,345,029	(a)
Hertz Vehicle Financing II LP, 2017-1A D	6.490%	10/25/21	24,750,000	25,212,998	(a)
HSI Asset Securitization Corp. Trust, 2007-OPT1 1A (1 mo. USD LIBOR + 0.140%)	2.626%	12/25/36	94,662,065	79,613,182	(c)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.160%)	2.646%	10/25/36	3,836,986	1,667,705	(c)
Manufactured Housing Contract Pass-Through Certificates Trust, 2001-2 IA2 (Auction Rate Security)	5.777%	2/20/32	1,475,000	1,483,161	(c)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	3.506%	10/25/33	306,624	307,005	(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	8.956%	2/26/29	18,137,842	19,753,960	(a)(c)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	35,975,312	35,691,388
Origen Manufactured Housing Contract Trust, 2006-A A2	4.322%	10/15/37	12,545,530	11,876,577	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.902%	4/15/37	16,621,948	16,050,893	(c)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	4.286%	7/25/35	3,452,112	3,482,114	(c)
RAMP Series Trust, 2006-RZ4 M1 (1 mo. USD LIBOR + 0.350%)	2.836%	10/25/36	17,250,000	16,172,386	(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	3.611%	8/25/33	1,449,222	1,429,459	(c)
Ratchet Trading Ltd., 2018-1 A	15.190%	1/26/27	6,812,666	6,802,760	(a)(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 0.620%)	3.106%	3/25/34	5,925,990	5,874,428	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	14,357,172	10,343,353

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	3.986%	10/25/32	1,430,546	$1,367,068	(a)(c)
SACO I Trust, 2006-3 A3 (1 mo. USD LIBOR + 0.460%)	2.946%	4/25/36	306,402	302,331	(c)
SBA Small Business Investment Cos, 2018-10B 1	3.548%	9/11/28	9,569,288	9,898,979
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	16,950,000	17,209,530
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A1 (1 mo. USD LIBOR + 0.050%)	2.536%	10/25/36	29,351,761	12,649,277	(c)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A2 (1 mo. USD LIBOR + 0.160%)	2.646%	10/25/36	80,004,343	35,020,765	(c)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A3 (1 mo. USD LIBOR + 0.220%)	2.706%	10/25/36	40,555,266	17,893,344	(c)
SLM Student Loan EDC Repackaging Trust, 2013-M1 M1	3.500%	10/28/29	1,928,654	1,904,069	(a)(f)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	54,510,559	(a)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200	7,702,963	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	2.706%	2/25/36	1,102,231	54,135	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2 A4 (1 mo. USD LIBOR + 0.150%)	2.636%	3/25/37	28,092,519	22,451,833	(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	7.093%	5/25/31	6,063,244	5,444,405	(a)(c)
Upgrade Pass-Through Trust, 2018-3 A	15.498%	6/15/24	12,560,350	12,592,417	(a)
Upgrade Pass-Through Trust I, 2017-1 CERT	14.960%	12/27/27	7,501,355	7,475,273	(a)(c)
Upgrade Pass-Through Trust I, 2018-2 A	16.537%	5/15/24	10,763,746	10,785,833	(a)
Upgrade Pass-Through Trust I, 2018-5 A	12.075%	9/15/24	12,937,415	12,970,444	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Upgrade Pass-Through Trust I, 2018-6 A	5.339%	10/15/24	11,523,814	$11,560,494	(a)
Upgrade Pass-Through Trust IV, 2018-4 A	15.308%	8/15/24	13,189,930	13,223,604	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $785,580,417)				797,863,488

SENIOR LOANS - 2.3%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.736%	2/22/24	14,492,000	14,347,080	(c)(l)(m)
Unitymedia Finance LLC, First Lien Term Loan D (1 mo. USD LIBOR + 2.250%)	4.734%	1/15/26	210,000	208,206	(c)(l)(m)
UnityMedia Hessen GmbH & Co. KG, Term Loan Senior Facility B (1 mo. USD LIBOR + 2.250%)	4.734%	9/30/25	4,305,296	4,269,933	(c)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.984%	1/15/26	2,940,120	2,910,980	(c)(l)(m)

Total Diversified Telecommunication Services				21,736,199

Media - 0.2%
CBS Radio Inc., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.249%	11/18/24	6,734,133	6,565,779	(c)(l)(m)
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.500%	4/30/25	8,286,253	8,241,126	(c)(l)(m)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	6.171%	1/31/26	11,966,076	11,319,908	(c)(l)(m)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	5.249%	3/15/24	15,253,267	14,408,892	(c)(l)(m)
UPC Financing Partnership, Term Loan Facility AR (1 mo. USD LIBOR + 2.500%)	4.984%	1/15/26	7,227,441	7,209,777	(c)(l)(m)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.500%)	4.984%	4/15/25	8,238,250	8,037,443	(c)(l)(m)

Total Media				55,782,925

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.0%
Sprint Communications Inc., Term Loan (1 mo. USD LIBOR + 2.500%)	5.000%	2/2/24	3,408,804	$3,312,932	(c)(l)(m)

TOTAL COMMUNICATION SERVICES				80,832,056

CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.1%
American Axle & Manufacturing Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	4.740%	4/6/24	5,942,961	5,817,909	(c)(l)(m)
Panther BF Aggregator 2 LP, USD Term Loan	—	3/18/26	24,490,000	24,244,488	(f)(n)

Total Auto Components				30,062,397

Commercial Services & Supplies - 0.0%
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	6.250%	12/6/25	3,740,625	3,773,262	(c)(f)(l)(m)

Diversified Consumer Services - 0.0%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.243-5.249%	5/2/22	11,542,709	11,443,777	(c)(l)(m)(n)

Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.749%	2/16/24	7,243,720	7,130,537	(c)(l)(m)
Alterra Mountain Company, Initial Term Loan	—	7/31/24	14,630,000	14,578,181	(n)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.249%	3/11/25	14,934,742	14,841,310	(c)(l)(m)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	4.658%	9/15/23	4,675,122	4,630,709	(c)(l)(m)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.249%	12/23/24	12,973,169	12,845,760	(c)(l)(m)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	4.499%	11/30/23	5,747,174	5,710,535	(c)(l)(m)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	5.234-5.249%	10/4/23	5,454,872	5,407,142	(c)(l)(m)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.236%	10/25/23	9,340,532	9,321,346	(c)(l)(m)
Scientific Games International Inc., Initial Term Loan B5	5.249-5.329%	8/14/24	15,860,542	15,449,865	(c)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Station Casinos LLC, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	5.000%	6/8/23	11,455,844	$11,357,358	(c)(l)(m)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	4.249%	5/30/25	2,143,589	2,119,808	(c)(l)(m)

Total Hotels, Restaurants & Leisure				103,392,551

Specialty Retail - 0.2%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	6.489-6.490%	7/1/22	12,881,866	9,315,199	(c)(l)(m)
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	5.240-5.249%	11/8/23	2,902,551	2,608,667	(c)(l)(m)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.991-4.999%	1/30/23	6,080,589	5,962,777	(c)(l)(m)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	5.000%	8/19/22	10,219,500	10,159,461	(c)(l)(m)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 3.000%)	5.490%	3/11/22	15,494,183	13,935,081	(c)(l)(m)

Total Specialty Retail				41,981,185

TOTAL CONSUMER DISCRETIONARY				190,653,172

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertson’s LLC, 2018 Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.499%	11/17/25	4,893,586	4,840,059	(c)(l)(m)
Albertson’s LLC, Replacement 2017-1 Term Loan B6 (1 mo. USD LIBOR + 3.000%)	5.479%	6/22/23	9,564,104	9,494,363	(c)(l)(m)

Total Food & Staples Retailing				14,334,422

Food Products - 0.0%
Post Holdings Inc., Term Loan A (1 mo. USD LIBOR + 2.000%)	4.490%	5/24/24	5,359,179	5,325,684	(c)(l)(m)

TOTAL CONSUMER STAPLES				19,660,106

FINANCIALS - 0.2%
Capital Markets - 0.1%
Edelman Financial Center LLC, First Lien Initial Term Loan B	—	7/21/25	10,011,563	9,967,762	(n)
First Eagle Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.351%	12/2/24	4,578,525	4,567,079	(c)(f)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Focus Financial Partners LLC, Term Loan B2	—	7/3/24	877,789	$875,228	(n)
LPL Holdings Inc., Term Loan B	—	9/23/24	2,856,152	2,838,230	(f)(n)
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	4.499%	3/27/23	3,207,345	3,191,642	(c)(l)(m)

Total Capital Markets				21,439,941

Diversified Financial Services - 0.0%
Intelsat Jackson Holdings SA, Term Loan B3	—	11/27/23	6,148,754	6,044,994	(n)

Insurance - 0.1%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.499%	11/3/24	6,453,744	6,420,468	(c)(l)(m)(n)
Asurion LLC, Term Loan B4	—	8/4/22	12,384,459	12,338,018	(n)

Total Insurance				18,758,486

TOTAL FINANCIALS				46,243,421

HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Envision Healthcare Corp., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	6.249%	10/10/25	4,179,525	3,917,435	(c)(l)(m)

Health Care Providers & Services - 0.2%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. USD LIBOR + 3.250%)	5.739%	4/28/22	7,499,473	7,066,378	(c)(l)(m)
HCA Inc., Term Loan B10 (1 mo. USD LIBOR + 2.000%)	4.499%	3/13/25	7,218,009	7,218,010	(c)(l)(m)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.999%	8/18/22	10,233,250	10,139,534	(c)(l)(m)
LifePoint Health Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	6.982%	11/16/25	10,493,700	10,408,439	(c)(l)(m)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.351%	6/7/23	15,976,614	15,483,336	(c)(l)(m)(n)

Total Health Care Providers & Services				50,315,697

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.1%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	7.197%	2/11/26	12,700,000	$12,530,671	(c)(l)(m)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.750%)	5.249%	3/1/24	8,509,539	8,403,169	(c)(l)(m)(n)

Total Health Care Technology				20,933,840

Pharmaceuticals - 0.1%
Akorn Inc., Term Loan (1 mo. USD LIBOR + 5.500%)	8.000%	4/16/21	3,184,450	2,611,249	(c)(f)(l)(m)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.481%	6/2/25	10,726,660	10,661,571	(c)(l)(m)
Catalent Pharma Solutions Inc., Dollar Term Loan (1 mo. USD LIBOR + 2.250%)	4.749%	5/20/24	4,849,531	4,835,244	(c)(l)(m)

Total Pharmaceuticals				18,108,064

TOTAL HEALTH CARE				93,275,036

INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.488%	1/15/25	5,735,792	5,698,969	(c)(l)(m)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 2.000%)	4.499%	2/24/25	3,928,369	3,863,614	(c)(l)(m)

Total Air Freight & Logistics				9,562,583

Building Products - 0.0%
Quikrete Holdings Inc., Initial First Lien Term Loan (1 mo. USD LIBOR + 2.750%)	5.249%	11/15/23	2,521,285	2,458,253	(c)(l)(m)

Commercial Services & Supplies - 0.0%
ServiceMaster Co. LLC, Term Loan C (1 mo. USD LIBOR + 2.500%)	4.993%	11/8/23	1,550,804	1,548,856	(c)(l)(m)

Professional Services - 0.0%
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.499%	4/10/23	7,878,033	7,818,247	(c)(l)(m)

Trading Companies & Distributors - 0.1%
Beacon Roofing Supply Inc., Initial Term Loan (1 mo. USD LIBOR + 2.250%)	4.749%	1/2/25	10,776,304	10,508,017	(c)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - (continued)
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	5.000%	8/15/25	9,498,225	$9,462,369	(c)(f)(l)(m)
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	4.351%	10/6/23	1,720,000	1,719,785	(c)(l)(m)

Total Trading Companies & Distributors				21,690,171

Transportation Infrastructure - 0.0%
Flying Fortress Holdings LLC, Refinancing Term Loan (3 mo. USD LIBOR + 1.750%)	4.351%	10/31/22	5,333,140	5,327,028	(c)(l)(m)

TOTAL INDUSTRIALS				48,405,138

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
First Data Corp., 2022 New Dollar Term Loan D (1 mo. USD LIBOR + 2.000%)	4.486%	7/8/22	2,900,000	2,895,922	(c)(l)(m)
First Data Corp., 2024 New Dollar Term Loan A (1 mo. USD LIBOR + 2.000%)	4.486%	4/26/24	7,887,149	7,872,361	(c)(l)(m)
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.750%)	6.249%	9/30/24	6,249,021	6,240,429	(c)(l)(m)

Total IT Services				17,008,712

Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp., 2018 New Replacement Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.249%	3/31/23	5,488,466	5,440,442	(c)(l)(m)

Software - 0.0%
Dell International LLC, Refinancing Term Loan B (1 mo. USD LIBOR + 2.000%)	4.500%	9/7/23	7,578,442	7,500,763	(c)(l)(m)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.500%)	4.999%	6/21/24	362,252	352,592	(c)(l)(m)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.999%	6/21/24	2,446,378	2,381,140	(c)(l)(m)

Total Software				10,234,495

Technology Hardware, Storage & Peripherals - 0.1%
Western Digital Corp., New Term Loan B4 (1 mo. USD LIBOR + 1.750%)	4.249%	4/29/23	15,157,228	14,778,222	(c)(l)(m)

TOTAL INFORMATION TECHNOLOGY				47,461,871

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.1%
Construction Materials - 0.0%
American Builders & Contractors Supply Co. Inc., Term Loan B2 (1 mo. USD LIBOR + 2.000%)	4.499%	10/31/23	3,653,930	$3,562,257	(c)(l)(m)

Containers & Packaging - 0.1%
Berry Global Inc., Term Loan Q (2 mo. USD LIBOR + 2.000%)	4.610%	10/3/22	7,321,845	7,288,435	(c)(l)(m)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	5.249%	2/6/23	14,139,332	13,991,632	(c)(l)(m)(n)

Total Containers & Packaging				21,280,067

TOTAL MATERIALS				24,842,324

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.499%	3/21/25	10,770,493	10,626,890	(c)(l)(m)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.491%	12/20/24	2,068,182	2,037,934	(c)(l)(m)

Total Equity Real Estate Investment Trusts (REITs)				12,664,824

Real Estate Management & Development - 0.0%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	4.749%	4/18/24	9,096,449	8,929,684	(c)(l)(m)
Realogy Group LLC, Extended 2025 Term Loan (1 mo. USD LIBOR + 2.250%)	4.732%	2/7/25	2,988,607	2,910,156	(c)(l)(m)

Total Real Estate Management & Development				11,839,840

TOTAL REAL ESTATE				24,504,664

TOTAL SENIOR LOANS (Cost - $588,885,484)				575,877,788

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.1%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	11,913,653	14,868,482
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	18,873,476	23,681,643
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	74,356,830	72,425,828
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	53,181,170	58,786,202

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - (continued)
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	3,691,335		$3,653,770
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	96,028,800		98,545,870

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $261,263,771)					271,961,795

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.4%
Japan - 0.4%
Japanese Government CPI Linked Bond, Senior Notes (Cost - $93,851,400)	0.100%	3/10/26	9,410,967,150	JPY	88,293,094

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
Australian Dollar Futures, Call @ $71.00	4/5/19	143	143,000		51,480
Australian Dollar Futures, Call @ $71.50	4/5/19	263	263,000		42,080
Australian Dollar Futures, Call @ $72.00	4/5/19	134	134,000		8,040
Australian Dollar Futures, Call @ $71.00	5/3/19	260	260,000		182,000
Australian Dollar Futures, Call @ $71.50	5/3/19	260	260,000		122,200
Canadian Dollar, Call @ $76.00	4/5/19	373	373,000		3,730
Canadian Dollar, Call @ $75.00	5/3/19	261	261,000		143,550
Canadian Dollar, Put @ $75.50	4/5/19	284	284,000		153,360
Euro Currency, Call @ $1.14	4/5/19	261	32,625,000		32,625
Euro Currency, Call @ $1.14	5/3/19	261	32,625,000		166,388
Euro Currency, Call @ $1.15	5/3/19	670	83,750,000		125,625
Euro Currency, Put @ $1.14	5/3/19	131	16,375,000		183,400
Euro-Bund Futures, Put @ 165.00EUR	4/26/19	296	296,000		89,650
Euro-Bund Futures, Put @ 166.50EUR	4/26/19	243	243,000		20,868
U.S. Treasury 2-Year Notes Futures, Put @ $105.25	5/24/19	12,536	25,072,000		195,888
U.S. Treasury 5-Year Notes Futures, Put @ $112.00	4/26/19	29,724	29,724,000		0	(g)
U.S. Treasury 5-Year Notes Futures, Put @ $112.25	4/26/19	37,026	37,026,000		0	(g)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $127.50		4/26/19	1,459	1,459,000	$68,391
U.S. Treasury 10-Year Notes Futures, Call @ $128.50		4/26/19	19,191	19,191,000	599,719
U.S. Treasury 10-Year Notes Futures, Call @ $130.00		4/26/19	6,000	6,000,000	187,500
U.S. Treasury 10-Year Notes Futures, Call @ $129.00		5/24/19	1,500	1,500,000	93,750
U.S. Treasury 10-Year Notes Futures, Call @ $135.00		5/24/19	558	558,000	8,719
U.S. Treasury 10-Year Notes Futures, Call @ $135.50		5/24/19	901	901,000	14,078
U.S. Treasury 10-Year Notes Futures, Put @ $124.25		4/26/19	776	776,000	424,375
U.S. Treasury 10-Year Notes Futures, Put @ $124.50		4/26/19	388	388,000	266,750
U.S. Treasury 10-Year Notes Futures, Put @ $121.00		5/24/19	1,178	1,178,000	55,219
U.S. Treasury Long-Term Bonds Futures, Call @ $151.00		4/26/19	388	388,000	248,563
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00		4/26/19	171	171,000	8,016
U.S. Treasury Long-Term Bonds Futures, Put @ $148.00		4/26/19	97	97,000	42,438
U.S. Treasury Long-Term Bonds Futures, Put @ $148.50		4/26/19	155	155,000	92,031
U.S. Treasury Long-Term Bonds Futures, Put @ $149.00		4/26/19	291	291,000	231,891

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS					3,862,324

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.1%
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.31 Index, Call @ 65.00bps	Bank of America N.A.	4/17/19	242,440,000	242,440,000	932,252
U.S. Dollar/ Australian Dollar, Put @ $0.74	Citibank N.A.	4/2/19	240,100,000	240,100,000	0	(g)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Brazilian Real, Put @ 3.79BRL	Goldman Sachs Group Inc.	6/21/19	230,860,000	230,860,000	$2,642,806
U.S. Dollar/Euro, Call @ $1.14	Citibank N.A.	11/4/19	539,176,464	539,176,464	9,964,428
U.S. Dollar/Euro, Put @ $1.16	Goldman Sachs Group Inc.	6/21/19	247,300,000	247,300,000	703,668
U.S. Dollar/Mexican Peso, Put @ 19.00MXN	Citibank N.A.	4/11/19	331,410,000	331,410,000	376,524
U.S. Dollar/Mexican Peso, Put @ 19.21MXN	JPMorgan Chase & Co.	5/13/19	361,000,000	361,000,000	2,424,938

TOTAL OTC PURCHASED OPTIONS					17,044,616

TOTAL PURCHASED OPTIONS (Cost - $36,158,783)					20,906,940

		RATE		SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)		8.469%		431,316	11,231,468	(c)

Diversified Financial Services - 0.0%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)		9.121%		63,425	1,734,674	(c)

TOTAL PREFERRED STOCKS (Cost - $12,150,259)					12,966,142

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $24,956,106,840)					25,070,476,181

			MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 7.1%
COMMERCIAL PAPER - 1.9%
Standard Chartered Bank		2.713%	7/24/19	251,460,000	249,348,239	(o)(p)
Sumitomo Mitsui Trust Bank Ltd.		2.713%	7/17/19	232,630,000	230,794,679	(o)(p)

TOTAL COMMERCIAL PAPER (Cost - $480,280,392)					480,142,918

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 5.2%
Western Asset Government Cash Management Portfolio LLC (Cost - $1,307,636,970)	2.440%	1,307,636,970	$1,307,636,970	(q)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,787,917,362)			1,787,779,888

TOTAL INVESTMENTS - 107.3% (Cost - $26,744,024,202)			26,858,256,069
Liabilities in Excess of Other Assets - (7.3)%			(1,835,509,610)

TOTAL NET ASSETS - 100.0%			$25,022,746,459

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on these securities is currently in default as of March 31, 2019.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of March 31, 2019.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2019, the Fund held TBA securities with a total cost of $2,163,226,440.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	All or a portion of this loan is unfunded as of March 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(o)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(p)	Rate shown represents yield-to-maturity.

(q)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2019, the total market value of investments in Affiliated Companies was $1,307,636,970 and the cost was $1,307,636,970 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
bps	— basis point spread. 100 basis points = 1.00%
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CD	— Certificate of Deposit
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
CPI	— Consumer Price Index
EDC	— Economic Development Corporation
EUR	— Euro
GBP	— British Pound
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Canadian Dollar, Call	4/5/19	$76.50		500	500,000	$2,500
Canadian Dollar, Call	5/3/19	75.50		1,042	1,042,000	333,440
Canadian Dollar, Call	6/7/19	75.50		800	800,000	440,000
Euro Futures, Call	4/5/19	1.16		466	58,250,000	2,913
Euro Futures, Call	6/7/19	1.15		260	32,500,000	123,500
Euro-Bund Futures, Put	4/26/19	162.50	EUR	242	242,000	8,144
Euro-Bund Futures, Put	4/26/19	163.50	EUR	5	5,000	393
Euro-Bund Futures, Put	4/26/19	164.00	EUR	486	486,000	59,969
U.S. Treasury 5-Year Notes Futures, Call	4/26/19	115.25		1,002	1,002,000	688,875
U.S. Treasury 5-Year Notes Futures, Call	4/26/19	116.25		5,017	5,017,000	979,885
U.S. Treasury 5-Year Notes Futures, Put	4/26/19	115.00		4,214	4,214,000	263,375

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SCHEDULE OF WRITTEN OPTIONS (continued)
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 5-Year Notes Futures, Put	4/26/19	$115.25	803	803,000	$87,828
U.S. Treasury 5-Year Notes Futures, Put	4/26/19	115.50	602	602,000	117,578
U.S. Treasury 5-Year Notes Futures, Put	4/26/19	116.25	1,004	1,004,000	619,657
U.S. Treasury 5-Year Notes Futures, Put	5/24/19	115.25	1,004	1,004,000	227,469
U.S. Treasury 10-Year Notes Futures, Call	4/26/19	122.50	1,132	1,132,000	1,998,687
U.S. Treasury 10-Year Notes Futures, Call	4/26/19	123.00	97	97,000	128,828
U.S. Treasury 10-Year Notes Futures, Call	4/26/19	123.50	582	582,000	545,625
U.S. Treasury 10-Year Notes Futures, Call	4/26/19	124.50	1,939	1,939,000	787,719
U.S. Treasury 10-Year Notes Futures, Call	4/26/19	125.00	3,006	3,006,000	751,500
U.S. Treasury 10-Year Notes Futures, Call	4/26/19	126.00	97	97,000	10,609
U.S. Treasury 10-Year Notes Futures, Call	5/24/19	123.00	990	990,000	1,469,531
U.S. Treasury 10-Year Notes Futures, Call	5/24/19	123.50	582	582,000	663,844
U.S. Treasury 10-Year Notes Futures, Call	5/24/19	125.00	1,940	1,940,000	879,062
U.S. Treasury 10-Year Notes Futures, Call	5/24/19	127.00	2	2,000	281
U.S. Treasury 10-Year Notes Futures, Put	4/5/19	123.50	1,483	1,483,000	92,688
U.S. Treasury 10-Year Notes Futures, Put	4/12/19	123.75	484	484,000	105,875
U.S. Treasury 10-Year Notes Futures, Put	4/26/19	121.00	396	396,000	0
U.S. Treasury 10-Year Notes Futures, Put	4/26/19	122.00	877	877,000	27,406
U.S. Treasury 10-Year Notes Futures, Put	4/26/19	122.50	485	485,000	22,734
U.S. Treasury 10-Year Notes Futures, Put	4/26/19	123.00	2,231	2,231,000	244,016
U.S. Treasury 10-Year Notes Futures, Put	4/26/19	123.50	136	136,000	29,750
U.S. Treasury 10-Year Notes Futures, Put	4/26/19	123.75	776	776,000	242,500
U.S. Treasury 10-Year Notes Futures, Put	4/26/19	124.00	775	775,000	326,953
U.S. Treasury 10-Year Notes Futures, Put	5/24/19	123.00	970	970,000	257,656
U.S. Treasury 10-Year Notes Futures, Put	5/24/19	123.50	1,842	1,842,000	777,094
U.S. Treasury Long-Term Bonds Futures, Call	4/26/19	146.00	131	131,000	493,297
U.S. Treasury Long-Term Bonds Futures, Call	4/26/19	150.00	581	581,000	571,922
U.S. Treasury Long-Term Bonds Futures, Call	4/26/19	153.00	776	776,000	206,125
U.S. Treasury Long-Term Bonds Futures, Call	5/24/19	148.00	396	396,000	996,187
U.S. Treasury Long-Term Bonds Futures, Put	4/26/19	144.00	436	436,000	20,438
U.S. Treasury Long-Term Bonds Futures, Put	4/26/19	145.00	194	194,000	12,125
U.S. Treasury Long-Term Bonds Futures, Put	4/26/19	146.00	678	678,000	74,156

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SCHEDULE OF WRITTEN OPTIONS (continued)
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
U.S. Treasury Long-Term Bonds Futures, Put		4/26/19	$147.00		504	504,000		$110,250
U.S. Treasury Long-Term Bonds Futures, Put		4/26/19	147.50		388	388,000		121,250
U.S. Treasury Long-Term Bonds Futures, Put		5/24/19	144.00		588	588,000		91,875
U.S. Treasury Long-Term Bonds Futures, Put		5/24/19	145.00		291	291,000		68,203
U.S. Treasury Long-Term Bonds Futures, Put		5/24/19	146.00		194	194,000		69,719

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $12,951,181)								$16,153,431

OTC WRITTEN OPTIONS
	COUNTERPARTY
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.31 Index, Put	Bank of America N.A.	4/17/19	80.00	bps	242,440,000	242,440,000	‡	$22,697
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.31 Index, Put	Bank of America N.A.	6/19/19	70.00	bps	52,825,000	52,825,000	‡	52,630
U.S. Dollar/Brazilian Real, Put	Citibank N.A.	5/14/19	3.65	BRL	322,770,000	322,770,000		445,082
U.S. Dollar/Mexican Peso, Call	Citibank N.A.	4/11/19	20.00	MXN	331,410,000	331,410,000		467,108

TOTAL OTC WRITTEN OPTIONS (Premiums received - $9,491,991)								987,517

TOTAL WRITTEN OPTIONS (Premiums received - $22,443,172)								$17,140,948

†	Notional amount denominated in U.S. dollars, unless otherwise noted.
‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviations used in this schedule:

bps	— basis point spread. 100 basis points = 1.00%
BRL	— Brazilian Real
EUR	— Euro
MXN	— Mexican Peso

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

At March 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	39,962	12/19	$9,695,467,563	$9,747,730,850	$52,263,287
90-Day Eurodollar	402	3/20	98,184,199	98,173,425	(10,774)
90-Day Eurodollar	14,934	6/20	3,630,049,206	3,650,429,625	20,380,419
90-Day Eurodollar	3,783	3/21	922,748,234	925,700,100	2,951,866
Australian Dollar	2,033	6/19	144,220,337	144,525,970	305,633
British Pound	3,337	6/19	276,623,249	272,299,200	(4,324,049)
Canadian Dollar	6,680	6/19	500,305,775	501,200,400	894,625
Euro	6,633	6/19	940,409,239	935,957,756	(4,451,483)
Euro-Bobl	240	6/19	35,534,671	35,843,951	309,280
Euro-BTP	4,246	6/19	601,872,063	616,659,201	14,787,138
Japanese Yen	1,824	6/19	206,504,160	206,989,800	485,640
Mexican Peso	6,935	6/19	176,038,895	176,322,375	283,480
Russian Ruble	1,000	6/19	37,460,075	37,637,500	177,425
Swiss Franc	344	6/19	43,235,210	43,490,200	254,990
U.S. Treasury 2-Year Notes	13,404	6/19	2,846,321,806	2,856,308,625	9,986,819
U.S. Treasury 5-Year Notes	63,838	6/19	7,329,252,381	7,394,236,164	64,983,783
U.S. Treasury Ultra Long-Term Bonds	19,242	6/19	3,117,259,453	3,232,656,000	115,396,547

					274,674,626

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Australian 10-Year
Bonds	295	6/19	$28,477,292	$29,022,711	$(545,419)
Euro-Bund	19,729	6/19	3,601,878,109	3,681,271,496	(79,393,387)
Euro-Buxl	653	6/19	133,570,156	140,391,477	(6,821,321)
Euro-Oat	119	6/19	21,120,968	21,714,534	(593,566)
Japanese 10-Year Bonds	316	6/19	435,492,080	437,034,016	(1,541,936)
United Kingdom Long Gilt Bonds	1,225	6/19	203,666,007	206,409,996	(2,743,989)
U.S. Treasury 10-Year Notes	46,364	6/19	5,687,202,455	5,759,278,125	(72,075,670)
U.S. Treasury Long- Term Bonds	3,848	6/19	562,480,951	575,877,250	(13,396,299)
U.S. Treasury Ultra 10-Year Note Futures	5,791	6/19	751,641,339	768,936,218	(17,294,879)

					(194,406,466)

Net unrealized appreciation on open futures contracts					$80,268,160

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	56,316,045	USD	42,885,146	Barclays Bank PLC	4/1/19	$(740,214)
USD	42,880,588	CAD	56,306,500	JPMorgan Chase & Co.	4/1/19	742,799
USD	17,184,548	MXN	333,040,844	Citibank N.A.	4/15/19	72,300
USD	216,906,541	MXN	4,206,837,300	Citibank N.A.	4/15/19	751,548
INR	6,566,117,000	USD	91,272,130	Barclays Bank PLC	4/16/19	3,250,984
INR	10,772,820,000	USD	151,859,260	Barclays Bank PLC	4/16/19	3,221,815
BRL	873,654,700	USD	235,511,834	Barclays Bank PLC	4/17/19	(12,649,265)
CAD	506,289,687	USD	381,454,792	Barclays Bank PLC	4/17/19	(2,416,006)
CNY	1,574,197,056	USD	234,499,785	Barclays Bank PLC	4/17/19	(260,131)
TWD	52,474,000	USD	1,712,263	Barclays Bank PLC	4/17/19	(7,745)
USD	113,083,640	AUD	157,996,521	Barclays Bank PLC	4/17/19	856,347
USD	227,209,035	BRL	890,205,000	Barclays Bank PLC	4/17/19	124,612
USD	95,583,867	CNH	657,980,221	Barclays Bank PLC	4/17/19	(2,284,345)
USD	228,283,456	CNY	1,574,197,056	Barclays Bank PLC	4/17/19	(5,956,198)
USD	10,333,854	EUR	9,000,000	Barclays Bank PLC	4/17/19	222,274
USD	19,837,635	GBP	15,000,000	Barclays Bank PLC	4/17/19	282,591
USD	907,285	JPY	100,000,000	Barclays Bank PLC	4/17/19	3,535

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	728,620,000	USD	52,007,138	Barclays Bank PLC	4/17/19	$(1,621,615)
BRL	11,030,000	USD	2,942,565	Citibank N.A.	4/17/19	(128,897)
BRL	206,160,000	USD	54,999,026	Citibank N.A.	4/17/19	(2,409,202)
BRL	468,120,000	USD	124,884,285	Citibank N.A.	4/17/19	(5,470,487)
CAD	320,331,547	USD	239,780,070	Citibank N.A.	4/17/19	39,313
EUR	8,000,000	USD	9,100,704	Citibank N.A.	4/17/19	(112,632)
EUR	9,000,000	USD	10,346,985	Citibank N.A.	4/17/19	(235,405)
EUR	12,000,000	USD	13,604,520	Citibank N.A.	4/17/19	(122,413)
EUR	15,000,000	USD	17,334,840	Citibank N.A.	4/17/19	(482,206)
EUR	17,500,000	USD	20,029,677	Citibank N.A.	4/17/19	(368,271)
EUR	20,000,000	USD	22,861,160	Citibank N.A.	4/17/19	(390,981)
IDR	5,623,851,660,000	USD	386,240,284	Citibank N.A.	4/17/19	7,769,658
MXN	3,380,185,660	USD	173,635,809	Citibank N.A.	4/17/19	(9,365)
MXN	3,638,500,000	USD	190,557,243	Citibank N.A.	4/17/19	(3,662,238)
MXN	5,455,600,000	USD	280,544,057	Citibank N.A.	4/17/19	(311,985)
RUB	8,002,374,774	USD	117,950,840	Citibank N.A.	4/17/19	3,636,694
USD	355,237	AUD	500,000	Citibank N.A.	4/17/19	79
USD	371,157,097	BRL	1,438,233,750	Citibank N.A.	4/17/19	4,274,771
USD	3,113,428	COP	9,970,598,300	Citibank N.A.	4/17/19	(10,543)
USD	13,611,973	EUR	12,000,000	Citibank N.A.	4/17/19	129,866
USD	13,651,884	EUR	12,000,000	Citibank N.A.	4/17/19	169,777
USD	13,766,316	EUR	12,000,000	Citibank N.A.	4/17/19	284,209
USD	16,125,130	EUR	14,000,000	Citibank N.A.	4/17/19	396,005
USD	19,180,352	EUR	17,000,000	Citibank N.A.	4/17/19	80,700
USD	20,241,324	EUR	18,000,000	Citibank N.A.	4/17/19	18,163
USD	21,861,305	EUR	19,000,000	Citibank N.A.	4/17/19	514,635
USD	22,624,720	EUR	20,000,000	Citibank N.A.	4/17/19	154,541
USD	32,921,160	EUR	29,000,000	Citibank N.A.	4/17/19	339,400
USD	861,901,287	EUR	742,521,630	Citibank N.A.	4/17/19	27,671,596
USD	3,308,822	GBP	2,500,000	Citibank N.A.	4/17/19	49,648
USD	52,241,486	GBP	40,703,000	Citibank N.A.	4/17/19	(821,776)
USD	453,280	JPY	50,000,000	Citibank N.A.	4/17/19	1,405
USD	1,348,011	JPY	150,000,000	Citibank N.A.	4/17/19	(7,615)
USD	2,266,638	JPY	250,000,000	Citibank N.A.	4/17/19	7,261
USD	306,568,436	JPY	32,932,807,688	Citibank N.A.	4/17/19	8,937,933
USD	24,190,780	MXN	455,464,000	Citibank N.A.	4/17/19	795,439
USD	114,511,731	MXN	2,218,378,500	Citibank N.A.	4/17/19	562,614
USD	162,650,447	MXN	3,155,792,768	Citibank N.A.	4/17/19	550,157

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	248,296,077	MXN	4,684,468,000	Goldman Sachs Group Inc.	4/17/19	$7,673,932
BRL	205,660,000	USD	54,902,694	JPMorgan Chase & Co.	4/17/19	(2,440,415)
BRL	1,407,327,000	USD	375,397,317	JPMorgan Chase & Co.	4/17/19	(16,399,064)
CNH	657,980,221	USD	97,695,653	JPMorgan Chase & Co.	4/17/19	172,559
PHP	3,909,000	USD	73,880	JPMorgan Chase & Co.	4/17/19	405
USD	74,020	PHP	3,909,000	JPMorgan Chase & Co.	4/17/19	(266)
USD	1,699,838	TWD	52,474,000	JPMorgan Chase & Co.	4/17/19	(4,680)
USD	34,474,904	PHP	1,814,414,200	Deutsche Bank AG	5/15/19	79,513
USD	40,514,527	PHP	2,161,450,000	Deutsche Bank AG	5/15/19	(459,534)
USD	40,863,220	PHP	2,161,460,000	Deutsche Bank AG	5/15/19	(111,031)
USD	40,904,908	PHP	2,161,824,400	Deutsche Bank AG	5/15/19	(76,250)
USD	40,974,685	PHP	2,161,824,400	Deutsche Bank AG	5/15/19	(6,473)
USD	135,375,001	MXN	2,660,998,700	JPMorgan Chase & Co.	5/15/19	(683,389)
BRL	459,000,000	USD	122,400,000	Citibank N.A.	5/16/19	(5,560,322)
USD	127,602,619	BRL	483,741,529	Goldman Sachs Group Inc.	6/25/19	4,841,210
BRL	890,205,000	USD	225,648,272	Barclays Bank PLC	7/17/19	(185,241)
USD	234,126,605	CNY	1,574,197,056	Barclays Bank PLC	7/17/19	(51,713)
BRL	1,438,233,750	USD	368,664,449	Citibank N.A.	7/17/19	(4,401,677)
TWD	52,474,000	USD	1,706,361	JPMorgan Chase & Co.	7/17/19	7,817
USD	97,640,562	CNH	657,980,221	JPMorgan Chase & Co.	7/17/19	(190,037)
USD	73,326	PHP	3,909,000	JPMorgan Chase & Co.	7/17/19	(457)
ARS	1,109,880,000	USD	22,574,596	JPMorgan Chase & Co.	9/23/19	(2,130,865)

Total						$5,507,156

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 2.750%, due 3/15/23)	$21,430,000	3/20/24	0.547%	1.000% quarterly	$455,293	$(227,821)	$683,114

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
195,170,000	9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	$(889,154)
404,740,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(3,282,452)
483,220,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(55,909)	(4,804,476)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	17,816,530,000	MXN	4/5/21	28-Day TIIE - Banxico every 28 days	7.351% every 28 days	$(107,147)	$(11,287,573)
	248,962,000	GBP	10/26/21	1.271% semi-annually	6-Month GBP LIBOR semi-annually	120,858	(2,074,033)
	1,218,648,000	GBP	10/30/21	1.385% annually	3-Month GBP LIBOR annually	(437,018)	(6,608,637)
	637,190,000		12/18/21	3-Month LIBOR quarterly	2.851% semi-annually	2,673,000	5,876,231
	11,722,600,000	MXN	4/6/22	28-Day TIIE - Banxico every 28 days	7.330% every 28 days	(209,936)	(8,508,852)
	1,239,212,000		6/19/24	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.254% quarterly	—	287,591
	900,320,000		12/31/25	2.250% annually	Daily Federal Funds Effective Rate annually	(5,631,496)	(5,217,933)
	1,737,224,000		1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(27,769,826)	8,620,555
	434,265,000		2/15/36	3-Month LIBOR quarterly	3.000% semi annually	246,968	25,833,587
	335,439,000		2/15/44	3.330% semi-annually	3-Month LIBOR quarterly	(14,508)	(45,180,037)
	266,992,000		5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	1,140,354	(14,314,823)
	322,196,000		5/15/44	3.000% semi-annually	3-Month LIBOR quarterly	251,182	(23,813,759)
	338,283,000		8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	(1,462,688)	(7,142,547)
	12,221,800,000	JPY	5/9/46	0.641% semi-annually	6-Month JPY LIBOR semi-annually	—	(4,083,949)
	25,980,000	EUR	8/23/47	1.498% annually	6-Month EURIBOR semi-annually	(28,595)	(3,267,569)

Total						$(31,284,761)	$(99,857,830)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	1,838,341,000	BRL	1/2/20	BRL-CDI**	8.410%**	—	$12,068,319
Citibank N.A.	374,400,000	BRL	1/2/20	BRL-CDI**	8.410%**	$45,601	2,414,839
Citibank N.A.	637,200,000	BRL	1/2/20	BRL-CDI**	8.410%**	292,218	4,081,115
Citibank N.A.	359,599,996	BRL	1/2/20	BRL-CDI**	8.410%**	102,672	2,355,666
Citibank N.A.	241,219,004	BRL	1/2/20	BRL-CDI**	8.410%**	130,641	1,518,407

Total						$571,132	$22,438,346

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.32 Index	$455,770,000	6/20/24	5.000% quarterly	$30,292,753	$27,758,637	$2,534,116
Markit CDX.NA.IG.23 Index	193,240,000	12/20/19	1.000% quarterly	1,064,752	1,006,139	58,613
Markit CDX.NA.IG.25 Index	138,520,000	12/20/20	1.000% quarterly	1,671,105	1,556,772	114,333
Markit CDX.NA.IG.32 Index	3,957,199,876	6/20/24	1.000% quarterly	70,267,998	63,665,636	6,602,362
Markit CDX.NA.IG.32 Index	106,010,000	6/20/29	1.000% quarterly	(764,756)	(1,199,358)	434,602

Total	$4,850,739,876			$102,531,852	$92,787,826	$9,744,026

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$2,915,574,163	$73,729,678	$2,989,303,841
Other Corporate Bonds & Notes	—	5,027,628,501	—	5,027,628,501
Mortgage-Backed Securities	—	7,415,195,514	—	7,415,195,514
U.S. Government & Agency Obligations	—	3,474,722,148	—	3,474,722,148
Collateralized Mortgage Obligations	—	2,713,206,698	1,729,215	2,714,935,913
Sovereign Bonds	—	1,680,821,017	—	1,680,821,017
Asset-Backed Securities	—	795,959,419	1,904,069	797,863,488
Senior Loans:
Consumer Discretionary	—	162,635,422	28,017,750	190,653,172
Financials	—	38,838,112	7,405,309	46,243,421
Health Care	—	90,663,787	2,611,249	93,275,036
Industrials	—	38,942,769	9,462,369	48,405,138
Other Senior Loans	—	197,301,021	—	197,301,021
U.S. Treasury Inflation Protected Securities	—	271,961,795	—	271,961,795
Non-U.S. Treasury Inflation Protected Securities	—	88,293,094	—	88,293,094
Purchased Options:
Exchange-Traded Purchased Options	$3,862,324	—	—	3,862,324
OTC Purchased Options	—	17,044,616	—	17,044,616
Preferred Stocks	12,966,142	—	—	12,966,142

Total Long-Term Investments	16,828,466	24,928,788,076	124,859,639	25,070,476,181

Short-Term Investments†:
Commercial Paper	—	480,142,918	—	480,142,918
Money Market Funds	—	1,307,636,970	—	1,307,636,970

Total Short-Term Investments	—	1,787,779,888	—	1,787,779,888

Total Investments	$16,828,466	$26,716,567,964	$124,859,639	$26,858,256,069

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$283,460,932	—	—	$283,460,932
Forward Foreign Currency Contracts	—	$78,688,105	—	78,688,105
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	455,293	—	455,293
Centrally Cleared Interest Rate Swaps	—	40,617,964	—	40,617,964
OTC Interest Rate Swaps‡	—	23,009,478	—	23,009,478
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	9,744,026	—	9,744,026

Total Other Financial Instruments	$283,460,932	$152,514,866	—	$435,975,798

Total	$300,289,398	$26,869,082,830	$124,859,639	$27,294,231,867

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$16,153,431	—	—	$16,153,431
OTC Written Options	—	$987,517	—	987,517
Futures Contracts	203,192,772	—	—	203,192,772
Forward Foreign Currency Contracts	—	73,180,949	—	73,180,949
Centrally Cleared Interest Rate Swaps	—	140,475,794	—	140,475,794

Total	$219,346,203	$214,644,260	—	$433,990,463

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2019. The following transactions were effected in shares of such companies for the period ended March 31, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$845,554,311	$2,583,882,659	2,583,882,659	$2,121,800,000	2,121,800,000	—	$5,037,976	—	$1,307,636,970

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